UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06625

                                  The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                                                Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                                             Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:   213-625-1900

Date of fiscal year end:  October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments - January 31, 2017(Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (43%)
1,000,000	FFCB, 0.52%, 4/24/17	$1,000
1,200,000	FFCB, 0.53%, 4/17/17 (a)	1,200
415,000	FFCB, 0.56%, 2/27/17 (a)	415
1,000,000	FFCB, 0.57%, 8/01/17 (a)	1,001
200,000	FFCB, 0.57%, 8/04/17 (a)	200
500,000	FFCB, 0.57%, 8/29/17 (a)	500
1,000,000	FFCB, 0.62%, 12/08/17 (a)	1,000
6,650,000	FFCB, 0.66%, 11/27/17 (a)	6,657
2,720,000	FFCB, 0.70%, 3/22/18 (a)	2,717
1,000,000	FFCB, 0.81%, 2/13/17 (a)	1,000
1,845,000	FHLB, 0.51%, 3/10/17	1,846
1,000,000	FHLB, 0.57%, 8/04/17 (a)	1,001
10,000,000	FHLB, 0.65%, 1/26/18 (a)	10,020
10,000,000	FHLB Disc Note, 0.41%, 2/09/17 (b)	9,999
20,000,000	FHLB Disc Note, 0.41%, 2/17/17 (b)	19,996
10,000,000	FHLB Disc Note, 0.52%, 3/17/17 (b)	9,993
10,000,000	FHLB Disc Note, 0.54%, 4/17/17 (b)	9,989
20,000,000	FHLMC, 0.50%, 3/08/17	20,010
1,000,000	FHLMC, 0.53%, 4/20/17 (a)	1,000
5,000,000	FHLMC, 0.61%, 1/11/18 (a)	5,000
3,305,000	FHLMC, 0.88%, 2/22/17	3,305
6,000,000	FNMA, 0.50%, 2/13/17	6,009
4,026,000	FNMA, 0.52%, 3/14/17	4,027
2,825,000	FNMA, 0.54%, 4/20/17	2,827
565,000	FNMA, 0.56%, 7/20/17 (a)	565
1,000,000	FNMA, 0.63%, 10/05/17 (a)	1,001
10,000,000	FNMA, 0.71%, 9/27/17	10,019
6,190,000	FNMA, 0.88%, 8/28/17	6,197
10,000,000	FNMA Disc Note, 0.52%, 3/01/17 (b)	9,996

Total U.S. Government Agency (Cost - $148,490)		148,490

NCUA Guaranteed (4%)
12,417,443	NCUA Guaranteed Notes Trust 2010-R2, 1.14%, 11/06/17 (a)
	(Cost - $12,422)	12,422

U.S. Treasury (20%)
10,000,000	U.S. Treasury Bill, 0.46%, 2/02/17 (b)	10,000
5,000,000	U.S. Treasury Bill, 0.47%, 2/23/17 (b)	4,999
15,000,000	U.S. Treasury Bill, 0.49%, 4/20/17 (b)	14,985
10,000,000	U.S. Treasury Bill, 0.62%, 7/20/17 (b)	9,974
10,000,000	U.S. Treasury Note, 0.51%, 4/30/17 (a)	10,002

10,000,000	U.S. Treasury Note, 0.53%, 10/31/17 (a)	$ 10,013
5,000,000	U.S. Treasury Note, 0.54%, 7/31/17 (a)	4,999
5,000,000	U.S. Treasury Note, 0.61%, 7/31/18 (a)	5,004

Total U.S. Treasury (Cost - $69,976)		69,976

Investment Company (2%)
6,947,272	Dreyfus Treasury & Agency Cash Management, Institutional Shares
	(Cost - $6,947)	6,947

Repurchase Agreement (31%)
40,000,000	Bank of Montreal Tri Party, 0.48% (c)	40,000
30,000,000	Citigroup Tri Party, 0.53% (d)	30,000
35,000,000	Goldman Sachs Tri Party, 0.54% (e)	35,000

Total Repurchase Agreement (Cost - $105,000)		105,000

Total Investments (Cost - $342,835) (100%)		342,835
Other Assets, net of Liabilities (0%)		217

Net Assets (100%)		$ 343,052

(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 2/28/2017 is collateralized by the following securities:

Bank of Montreal Tri Party
40,006,500	U.S. Treasury Securities, maturity from Dec 17-Nov 46, yielding from 0.00%-8.13%	$40,800

(d)	The repurchase agreement dated 2/28/2017 is collateralized by the following securities:

Citigroup Tri Party
30,744,900	U.S. Treasury Note, maturity dated October 17, yielding 0.00%	$30,600

(e)	The repurchase agreement dated 2/23/2017 is collateralized by the following securities:

Goldman Sachs Tri Party
34,393,403	GNMA, maturity from Aug 46-Jan 47, yielding 3.50%	$35,700

1 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (19%)
2,314,367	American Homes 4 Rent 2014-SFR1 144A, 1.77%, 6/17/31 (a)(b)	$2,317
549,490	AmeriCredit Automobile Receivables Trust 2015-3, 1.07%, 1/08/19	549
2,200,000	AmeriCredit Automobile Receivables Trust 2016-3, 1.37%, 11/08/19	2,200
2,500,000	Apidos CLO 144A, 2.17%, 4/15/25 (a)(b)	2,501
318,769	ARI Fleet Lease Trust 2014-A 144A, 0.81%, 11/15/22 (b)	319
28,222	Asset Backed Funding Certificates, 1.39%, 4/25/34 (a)	28
3,050,000	Babson CLO Ltd. 144A, 2.13%, 4/20/25 (a)(b)	3,050
3,990,000	Barclays Dryrock Issuance Trust, 1.11%, 3/16/20 (a)	3,992
52,271	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	52
805,000	Capital Auto Receivables Asset Trust 2014-1, 3.39%, 7/22/19	823
1,531,121	Capital Auto Receivables Asset Trust 2016-2, 1.32%, 1/22/19	1,531
1,400,000	Cent CLO LP 144A, 2.16%, 7/23/25 (a)(b)	1,397
1,500,000	Chase Issuance Trust, 1.02%, 4/15/19 (a)	1,500
2,376,029	CNH Equipment Trust 2014-C, 1.05%, 11/15/19	2,373
663,402	Colony American Homes 2014-1 144A, 1.92%, 5/17/31 (a)(b)	664
4,248,933	Colony American Homes 2014-2 144A, 1.71%, 7/17/31 (a)(b)	4,254
3,100,000	Discover Card Execution Note Trust, 1.25%, 7/15/24 (a)	3,104
114,175	Drive Auto Receivables Trust 2016-B 144A, 1.38%, 8/15/18 (b)	114
800,000	Drive Auto Receivables Trust 2016-B 144A, 1.67%, 7/15/19 (b)	801
970,000	Drive Auto Receivables Trust 2016-B 144A, 2.56%, 6/15/20 (b)	976
2,640,000	Dryden XXII Senior Loan Fund 144A, 2.01%, 8/15/25 (a)(b)	2,640
950,000	Dryden XXXI Senior Loan Fund 144A, 2.92%, 4/18/26 (a)(b)	965
138,043	Enterprise Fleet Financing LLC 144A, 1.05%, 3/20/20 (b)	138
2,300,000	First Investors Auto Owner Trust 2016-2 144A, 1.87%, 11/15/21 (b)	2,283
4,000,000	FREMF 2017-KART01 Multifamily Aggregation Period Risk Transfer Trust, 1.10%, 2/25/20 (a)	4,000
383,918	GSAMP Trust 2004-SEA2, 1.42%, 3/25/34 (a)	385
3,800,000	Huntington Auto Trust, 1.29%, 5/15/19	3,799
258,219	Hyundai Auto Lease Securitization Trust 2015-B 144A, 1.09%, 12/15/17 (a)(b)	258
1,830,343	Invitation Homes 2013-SFR1 Trust 144A, 1.92%, 12/17/30 (a)(b)	1,832
2,899,895	Invitation Homes 2014-SFR1 Trust 144A, 1.77%, 6/17/31 (a)(b)	2,902
6,293,733	Invitation Homes 2014-SFR2 Trust 144A, 1.87%, 9/17/31 (a)(b)	6,302

Principal or Shares	Security Description	Value (000)

756,004	Invitation Homes 2015-SFR3 Trust 144A, 2.07%, 8/17/32 (a)(b)	$760
2,500,000	John Deere Owner Trust 2016-B, 1.09%, 2/15/19	2,497
1,190,000	Kubota Credit Owner Trust 2016-1 144A, 1.25%, 4/15/19 (b)	1,188
38,089	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	39
1,740,000	Madison Park Funding XIII Ltd. 144A, 2.47%, 1/19/25 (a)(b)	1,744
58,924	Nelnet Student Loan Trust 2014-2A 144A, 1.05%, 6/25/21 (a)(b)	59
4,000,000	Nissan Master Owner Trust Receivables, 1.54%, 6/15/21	3,962
1,000,000	Octagon Investment Partners 24 Ltd. 144A, 2.86%, 5/21/27 (a)(b)	1,011
2,585,000	Octagon Investment Partners XIX Ltd. 144A, 2.54%, 4/15/26 (a)(b)	2,586
1,115,000	Octagon Investment Partners XXIII Ltd. 144A, 3.02%, 7/15/27 (a)(b)	1,126
117,699	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 1.03%, 11/25/35 (a)	118
15,293	Santander Drive Auto Receivables Trust 2014-3, 1.45%, 5/15/19	15
325,000	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	329
900,000	Santander Drive Auto Receivables Trust 2016-2, 2.08%, 2/16/21	903
2,864,000	SMB Private Education Loan Trust 2017-A 144A, 1.23%, 6/17/24 (a)(b)	2,864
3,955,000	Symphony CLO XV Ltd. 144A, 2.47%, 10/17/26 (a)(b)	3,976
2,815,000	Synchrony Credit Card Master Note Trust 2015-2, 1.60%, 4/15/21	2,818
3,900,000	Toyota Auto Receivables 2016-B Owner Trust, 1.30%, 4/15/20	3,889
2,530,000	Tyron Park CLO Ltd. 144A, 2.14%, 7/15/25 (a)(b)	2,528
500,000	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (b)	497
1,800,000	Wheels SPV 2 LLC 144A, 1.59%, 5/20/25 (b)	1,792

Total Asset Backed (Cost - $92,661)		92,750

Bank Loans(c) (1%)
604,909	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	611
250,000	Avolon TLB Borrower 1 US LLC Term Loan B1 1L, 2.25%, 7/20/20	253
1,075,000	Serta Simmons Bedding LLC Term Loan 1L, 4.50%, 11/08/23	1,075
500,000	Zayo Group LLC. Term Loan B1 1L, 2.00%, 1/13/21	504

Total Bank Loans (Cost - $2,421)		2,443

Certificate of Deposit (5%)
740,000	Bank of America, N.A., 1.18%, 3/03/17	740

2

Principal or Shares	Security Description	Value (000)

3,650,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.53%, 8/30/17	$3,654
1,890,000	BNP Paribas, 1.52%, 9/13/17	1,892
3,070,000	Credit Agricole CIB, 1.22%, 3/24/17	3,072
4,000,000	DnB NOR Bank ASA, 1.09%, 3/28/17	4,002
2,000,000	Nordea Bank Finland PLC, 1.35%, 9/08/17	2,002
3,960,000	Skandinavska Enskilda Banken, 1.10%, 3/27/17	3,962
3,830,000	Sumitomo Mitsui Banking Corp., 1.25%, 4/05/17	3,833
3,980,000	Swedbank, 1.07%, 3/29/17	3,982

Total Certificate of Deposit (Cost - $27,120)		27,139

Commercial Paper (7%)
4,000,000	Bell Canada, 0.00%, 3/20/17	3,995
4,000,000	CDP Financial, Inc., 0.00%, 2/17/17	3,999
4,000,000	Dexia Credit Local SA, 0.00%, 8/18/17	3,972
4,000,000	Essilor International SA, 0.00%, 4/04/17	3,995
4,000,000	Moody’s Corp, 0.00%, 2/17/17	3,998
4,000,000	Nissan Motor Acceptance Corp., 0.00%, 3/24/17	3,994
4,000,000	Private Export Fund Corp., 0.00%, 4/13/17	3,993
3,500,000	Private Export Fund Corp., 1.34%, 1/19/18 (a)	3,501
4,000,000	Skandinavska Enskilda Banken, 0.00%, 4/19/17	3,992

Total Commercial Paper (Cost - $35,437)		35,439

Corporate Bond (41%)
Financial (23%)
975,000	ABN AMRO Bank NV 144A, 1.66%, 1/18/19 (a)(b)	978
510,000	ABN AMRO Bank NV 144A, 2.10%, 1/18/19 (b)	513
735,000	Aircastle Ltd., 6.75%, 4/15/17	743
1,240,000	American Express Co., 1.51%, 5/22/18 (a)	1,244
780,000	ANZ New Zealand International Ltd./London 144A, 1.56%, 4/27/17 (a)(b)	781
2,840,000	Asian Development Bank, 0.88%, 4/26/18	2,827
1,315,000	Australia & New Zealand Banking Group Ltd. 144A, 1.66%, 9/23/19 (a)(b)	1,318
1,930,000	Australia & New Zealand Banking Group Ltd. 144A, 1.79%, 11/16/18 (a)(b)	1,941
290,000	Banco de Credito del Peru/Panama 144A, 2.25%, 10/25/19 (b)	289
4,000,000	Bank Nederlandse Gemeenten NV 144A, 1.09%, 7/14/17 (a)(b)	4,001
1,350,000	Bank of America Corp., 0.52%, 3/28/18 EUR (a)(d)	1,460
1,600,000	Bank of America Corp., 1.58%, 5/02/17 (a)	1,601
700,000	Bank of America Corp., 1.70%, 8/25/17	701
160,000	Bank of America Corp., 3.88%, 3/22/17	161
2,450,000	Bank of Montreal, 1.35%, 8/28/18	2,436
1,530,000	Bank of Montreal, 1.73%, 8/27/21 (a)	1,536
670,000	Bank of New York Mellon Corp., 1.59%, 8/01/18 (a)	672
2,040,000	Bank of Nova Scotia/Houston, 1.45%, 9/07/17 (a)	2,044
770,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (b)	770
930,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (b)	929
660,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	658

Principal or Shares	Security Description	Value (000)

860,000	Barclays PLC, 2.00%, 3/16/18	$861
760,000	Berkshire Hathaway Finance Corp., 1.30%, 8/15/19 (a)	762
1,120,000	Berkshire Hathaway Finance Corp., 1.45%, 3/07/18	1,122
1,100,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (b)	1,103
1,750,000	BPCE SA, 1.73%, 2/10/17 (a)	1,750
1,000,000	CIT Group Inc., 4.25%, 8/15/17	1,011
750,000	Citigroup Inc., 0.96%, 11/30/17 EUR (a)(d)	810
860,000	Citigroup Inc., 1.80%, 1/10/20 (a)	862
750,000	Citigroup Inc., 1.85%, 11/24/17	752
2,000,000	Citigroup Inc., 1.88%, 6/07/19 (a)	2,014
1,580,000	Citigroup Inc., 2.02%, 12/08/21 (a)	1,581
1,100,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	1,100
310,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	312
790,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	791
940,000	Compass Bank, 1.85%, 9/29/17	938
1,480,000	Cooperatieve Rabobank UA/NY, 1.42%, 9/08/17 (a)	1,482
1,090,000	Credit Agricole SA/London 144A, 1.82%, 4/15/19 (a)(b)	1,095
1,800,000	Credit Agricole SA/London 144A, 1.92%, 6/10/20 (a)(b)	1,810
1,200,000	Credit Suisse/New York NY, 1.43%, 5/26/17 (a)	1,201
900,000	Credit Suisse/New York NY, 1.73%, 1/29/18 (a)	902
1,870,000	Fifth Third Bank/Cincinnati OH, 1.59%, 9/27/19 (a)	1,871
540,000	Fifth Third Bank/Cincinnati OH, 2.30%, 3/15/19	545
980,000	FS Investment Corp., 4.25%, 1/15/20	987
1,590,000	Goldman Sachs Group Inc., 2.08%, 4/25/19 (a)	1,601
2,150,000	Goldman Sachs Group Inc., 2.14%, 4/26/22 (a)	2,150
1,325,000	Goldman Sachs Group Inc., 2.21%, 11/15/21 (a)	1,333
980,000	HSBC Bank PLC 144A, 1.68%, 5/15/18 (a)(b)	983
880,000	HSBC USA Inc., 1.39%, 3/03/17 (a)	880
620,000	HSBC USA Inc., 1.88%, 9/24/18 (a)	621
480,000	Huntington National Bank, 2.20%, 11/06/18	482
770,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 6.25%, 2/01/22 (b)	778
480,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	482
1,320,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	1,319
1,000,000	International Lease Finance Corp., 3.88%, 4/15/18	1,018
800,000	Jackson National Life Global Funding 144A, 1.25%, 2/21/17 (b)	800
1,200,000	JPMorgan Chase & Co., 0.82%, 5/30/17 GBP (a)(d)	1,510
1,600,000	JPMorgan Chase & Co., 2.00%, 1/23/20 (a)	1,621
640,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	645
1,920,000	Kreditanstalt fuer Wiederaufbau, 1.00%, 7/15/19	1,892
1,640,000	Macquarie Bank Ltd. 144A, 1.66%, 10/27/17 (a)(b)	1,643

3 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

550,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (b)	$552
640,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (b)	640
1,600,000	Mizuho Bank Ltd. 144A, 1.45%, 4/17/17 (a)(b)	1,601
820,000	Mizuho Bank Ltd. 144A, 1.45%, 9/25/17 (a)(b)	821
1,570,000	Morgan Stanley, 1.78%, 7/23/19 (a)	1,578
1,925,000	Morgan Stanley, 2.21%, 1/20/22 (a)	1,935
670,000	Morgan Stanley, 2.32%, 4/25/18 (a)	677
940,000	Morgan Stanley, 2.45%, 2/01/19	947
620,000	Morgan Stanley, 6.63%, 4/01/18	654
1,750,000	National City Bank/Cleveland OH, 1.32%, 6/07/17 (a)	1,751
2,080,000	Nederlandse Waterschapsbank NV 144A, 0.88%, 7/13/18 (b)	2,064
1,900,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (b)(e)	1,901
1,000,000	New York Life Global Funding, 0.69%, 9/28/17 GBP (a)(d)	1,259
930,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (b)	928
1,070,000	Nordea Bank AB 144A, 1.83%, 9/17/18 (a)(b)	1,077
640,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (b)	643
1,920,000	Royal Bank of Canada, 1.63%, 4/15/19	1,907
900,000	Santander Bank NA, 2.00%, 1/12/18	901
1,500,000	Santander UK PLC, 1.47%, 3/13/17 (a)	1,500
595,000	Santander UK PLC, 2.50%, 3/14/19	598
1,600,000	Standard Chartered PLC 144A, 1.29%, 9/08/17 (a)(b)	1,598
1,120,000	Standard Chartered PLC 144A, 2.04%, 8/19/19 (a)(b)	1,125
425,000	Starwood Property Trust Inc. 144A, 5.00%, 12/15/21 (b)	433
2,000,000	SunTrust Bank/Atlanta GA, 1.35%, 2/15/17 (a)	2,000
1,420,000	Svensk Exportkredit AB, 1.25%, 4/12/19	1,408
1,005,000	Synchrony Financial, 1.88%, 8/15/17	1,006
490,000	Synchrony Financial, 2.60%, 1/15/19	493
500,000	Toronto-Dominion Bank, 1.68%, 8/13/19 (a)(e)	503
1,615,000	Toronto-Dominion Bank, 1.95%, 1/22/19	1,620
1,500,000	UBS AG/Stamford CT, 1.70%, 3/26/18 (a)	1,507
300,000	Ventas Realty LP, 1.25%, 4/17/17	300
570,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (b)	571
1,740,000	Wells Fargo Bank NA, 1.78%, 1/22/18 (a)	1,752
990,000	Westpac Banking Corp., 1.47%, 8/19/19 (a)	992
2,020,000	Westpac Banking Corp., 1.76%, 8/19/21 (a)	2,028

		114,293

Industrial (15%)
2,330,000	AbbVie Inc., 1.80%, 5/14/18	2,334
600,000	Actavis Funding SCS, 1.30%, 6/15/17	600
940,000	Actavis Funding SCS, 1.85%, 3/01/17	941
920,000	Actavis Funding SCS, 2.03%, 3/12/18 (a)	926
1,860,000	Aetna Inc., 1.60%, 12/08/17 (a)	1,869
1,350,000	Aetna Inc., 1.70%, 6/07/18	1,350
1,000,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (b)	1,039

Principal or Shares	Security Description	Value (000)

300,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	$300
900,000	American Honda Finance Corp., 1.20%, 7/12/19	885
680,000	American Honda Finance Corp., 1.74%, 2/22/19 (a)	688
1,610,000	Amgen Inc., 1.30%, 5/22/17 (a)	1,612
460,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	461
280,000	Apple Inc., 1.30%, 2/23/18	280
290,000	Apple Inc., 1.74%, 2/22/19 (a)	294
500,000	APRR SA, 0.43%, 3/31/19 EUR (a)(d)	546
1,200,000	Asciano Finance Ltd. 144A, 5.00%, 4/07/18 (b)	1,232
1,500,000	AT&T Inc., 2.30%, 3/11/19	1,506
400,000	AutoZone Inc., 1.63%, 4/21/19	397
1,200,000	BAT International Finance PLC 144A, 1.47%, 6/15/18 (a)(b)	1,201
770,000	Baxalta Inc., 1.78%, 6/22/18 (a)	771
620,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (b)	615
300,000	British Telecommunications PLC, 1.25%, 2/14/17	300
2,245,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 2.38%, 1/15/20 (b)	2,242
1,465,000	Caterpillar Financial Services Corp., 1.53%, 1/10/20 (a)	1,470
390,000	Celgene Corp., 2.13%, 8/15/18	392
545,000	Cisco Systems Inc., 1.40%, 2/28/18	546
680,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	694
1,840,000	CVS Health Corp., 1.90%, 7/20/18	1,847
1,860,000	Daimler Finance North America LLC 144A, 1.23%, 3/02/17 (a)(b)	1,860
800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (b)	800
1,330,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)	1,312
1,425,000	Deutsche Telekom International Finance BV 144A, 1.60%, 1/17/20 (a)(b)	1,428
200,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.88%, 6/15/21 (b)	211
400,000	eBay Inc., 2.50%, 3/09/18	404
1,460,000	Ford Motor Credit Co. LLC, 1.78%, 3/12/19 (a)	1,463
1,240,000	Ford Motor Credit Co. LLC, 1.86%, 8/12/19 (a)	1,240
1,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	1,006
300,000	GATX Corp., 1.25%, 3/04/17	300
1,800,000	General Motors Financial Co. Inc., 2.37%, 4/10/18 (a)	1,815
1,190,000	General Motors Financial Co. Inc., 2.49%, 5/09/19 (a)	1,203
1,275,000	General Motors Financial Co. Inc., 2.57%, 1/14/22 (a)	1,291
1,270,000	Glencore Funding LLC 144A, 2.38%, 1/15/19 (a)(b)	1,284
1,510,000	Hewlett Packard Enterprise Co., 2.45%, 10/05/17	1,518
990,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (b)	990
710,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	698

4

Principal or Shares	Security Description	Value (000)

720,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (b)	$720
700,000	John Deere Capital Corp., 1.95%, 1/08/19	704
170,000	Johnson Controls International PLC, 1.40%, 11/02/17	170
840,000	Lennar Corp., 4.13%, 1/15/22	850
176,000	Lockheed Martin Corp., 1.85%, 11/23/18	177
350,000	Lowe’s Companies Inc., 1.56%, 9/14/18 (a)	353
1,300,000	Martin Marietta Materials Inc., 2.10%, 6/30/17 (a)	1,303
1,770,000	Microsoft Corp., 1.85%, 2/06/20	1,771
850,000	Mylan NV, 2.50%, 6/07/19	846
1,750,000	NBCUniversal Enterprise Inc. 144A, 1.71%, 4/15/18 (a)(b)	1,762
930,000	Newell Brands Inc., 2.60%, 3/29/19	942
500,000	PACCAR Financial Corp., 1.55%, 12/06/18 (a)	505
330,000	Philip Morris International Inc., 1.38%, 2/25/19	328
650,000	Rogers Communications Inc., 1.50%, 3/13/17 CAD (a)(d)	500
660,000	Seagate HDD Cayman, 3.75%, 11/15/18	682
3,315,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	3,278
450,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	452
820,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	823
690,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	698
920,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (b)	920
800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (b)	800
1,120,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	1,112
700,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	688
260,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	262
300,000	Thomson Reuters Corp., 1.30%, 2/23/17	300
770,000	Thomson Reuters Corp., 1.65%, 9/29/17	771
405,000	United Continental Holdings Inc., 6.38%, 6/01/18	426
2,200,000	Verizon Communications Inc., 1.35%, 6/09/17 (a)	2,203
210,000	Verizon Communications Inc., 1.76%, 6/17/19 (a)	212
850,000	Verizon Communications Inc., 2.71%, 9/14/18 (a)	869
250,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	251
580,000	Walgreens Boots Alliance Inc., 1.75%, 5/30/18	581
400,000	Whirlpool Corp., 1.65%, 11/01/17	400
1,190,000	Zimmer Holdings Inc., 1.45%, 4/01/17	1,190

		74,010

Utility (3%)
320,000	AES Corp./VA, 3.93%, 6/01/19 (a)	321
210,000	BP Capital Markets PLC, 1.54%, 5/10/18 (a)	210
1,220,000	BP Capital Markets PLC, 1.63%, 9/26/18 (a)	1,225
1,170,000	BP Capital Markets PLC, 1.67%, 2/13/18	1,171
350,000	Cameron International Corp., 1.40%, 6/15/17	350
500,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	500
1,180,000	Chevron Corp., 1.34%, 11/09/17	1,182

Principal or Shares	Security Description	Value (000)

600,000	CNPC General Capital Ltd. 144A, 1.94%, 5/14/17 (a)(b)	$601
1,270,000	Dominion Resources Inc./VA, 1.25%, 3/15/17	1,270
1,350,000	Dominion Resources Inc./VA 144A, 1.50%, 9/30/18 (b)	1,337
290,000	Dominion Resources Inc./VA, 2.96%, 7/01/19	294
650,000	Enbridge Inc., 1.35%, 3/13/17 CAD (a)(d)	500
350,000	Enbridge Inc., 1.38%, 6/02/17 (a)	350
960,000	Exxon Mobil Corp., 1.44%, 3/01/18	962
490,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	491
300,000	NextEra Energy Capital Holdings Inc., 1.65%, 9/01/18	300
930,000	Noble Holding International Ltd., 7.75%, 1/15/24 (e)	927
1,050,000	Shell International Finance BV, 1.25%, 11/10/17	1,051
1,420,000	Shell International Finance BV, 1.38%, 5/10/19	1,410
1,790,000	Southern Co., 1.55%, 7/01/18	1,785
250,000	Southern Power Co., 1.85%, 12/01/17	251
700,000	Statoil ASA, 1.50%, 11/08/18 (a)	704
450,000	TECO Finance Inc., 1.61%, 4/10/18 (a)	450
670,000	Total Capital International SA, 1.60%, 8/10/18 (a)	673
130,000	TransAlta Corp., 1.90%, 6/03/17	130

		18,445

Total Corporate Bond (Cost - $207,489)		206,748

FDIC Guaranteed (0%)
1,452,463	FDIC Structured Sale Guaranteed Notes 144A, 1.50%, 12/04/20 (a)(b)
	(Cost - $1,452)	1,451

Foreign Government (1%)
610,000,000	Japan Treasury Discount Bill, 0.00%, 3/21/17 JPY (d)(f)	5,404
1,600,000	Province of New Brunswick Canada, 1.09%, 8/01/19 CAD (a)(d)	1,229

Total Foreign Government (Cost - $6,784)		6,633

Mortgage Backed (5%)
24,033	Bear Stearns ALT-A Trust, 2.87%, 3/25/34 (a)	23
2,304,538	BLCP Hotel Trust 2014-CLRN 144A, 1.72%, 8/15/29 (a)(b)	2,306
556,162	Fannie Mae Connecticut Avenue Securities, 1.72%, 5/25/24 (a)	558
287,591	Fannie Mae Connecticut Avenue Securities, 1.97%, 7/25/24 (a)	288
197,094	Fannie Mae Connecticut Avenue Securities, 1.97%, 5/25/25 (a)	197
1,776,958	Fannie Mae Connecticut Avenue Securities, 2.07%, 4/25/29 (a)	1,785
2,100,000	Fannie Mae Connecticut Avenue Securities 144A, 2.07%, 7/25/29 (a)(b)	2,104
966,326	Fannie Mae Connecticut Avenue Securities, 2.12%, 1/25/29 (a)	972
977,865	Fannie Mae Connecticut Avenue Securities, 2.37%, 1/25/24 (a)	987

5 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,216,950	Fannie Mae Connecticut Avenue Securities, 2.37%, 4/25/28 (a)	$1,221
463,580	Fannie Mae Connecticut Avenue Securities, 2.77%, 10/25/23 (a)	468
917,161	Fannie Mae Connecticut Avenue Securities, 2.92%, 9/25/28 (a)	929
1,700,340	Fannie Mae Connecticut Avenue Securities, 2.97%, 10/25/28 (a)	1,723
676,290	FN 906140 ARM, 3.28%, 1/01/37 (a)	710
160,208	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.77%, 2/25/24 (a)	160
1,950,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.98%, 7/25/29 (a)	1,950
641,889	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.02%, 10/25/28 (a)	644
234,616	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.22%, 11/25/23 (a)	235
115,049	GNR 2002-48 FT, 0.97%, 12/16/26 (a)	115
1,373,042	Gosforth Funding 2016-1 PLC 144A, 1.00%, 2/15/58 GBP (a)(b)(d)	1,733
468,897	Harborview Mortgage Loan Trust, 3.46%, 1/19/35 (a)	443
1,520,602	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 1.27%, 5/25/33 (a)(b)	1,473
47,579	MASTR Asset Securitization Trust, 5.00%, 7/25/19	48
2,400,000	Permanent Master Issuer PLC 144A, 1.52%, 7/15/42 (a)(b)	2,403
472,840	Sequoia Mortgage Trust, 1.45%, 2/25/43 (a)	463
607,423	Sequoia Mortgage Trust, 1.55%, 4/25/43 (a)	596
110,527	Sequoia Mortgage Trust, 1.58%, 10/20/27 (a)	108
138,428	Sequoia Mortgage Trust, 2.87%, 1/25/42 (a)	140
202,075	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)(b)	202
353,626	Springleaf Mortgage Loan Trust 144A, 1.87%, 9/25/57 (a)(b)	355
212,875	Structured Adjustable Rate Mortgage Loan Trust, 3.01%, 9/25/34 (a)	187
24,824	Structured Asset Mortgage Investments Inc., 4.18%, 7/25/32 (a)	25
911,457	Towd Point Mortgage Funding 2016-Granite1 PLC 144A, 1.54%, 7/20/46 GBP (a)(b)(d)	1,156

Total Mortgage Backed (Cost - $27,096)		26,707

Municipal (1%)
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.61%, 8/01/43 (a)	3,000
1,780,000	New York State Housing Finance Agency, 1.11%, 11/01/49 (a)	1,780

Total Municipal (Cost - $4,780)		4,780

NCUA Guaranteed (1%)
470,411	NCUA Guaranteed Notes Trust 2010-R1, 1.23%, 10/07/20 (a)	471
221,503	NCUA Guaranteed Notes Trust 2010-R2, 1.15%, 11/06/17 (a)	222
1,496,920	NCUA Guaranteed Notes Trust 2010-R3, 1.32%, 12/08/20 (a)	1,501

Principal or Shares	Security Description	Value (000)

464,642	NCUA Guaranteed Notes Trust 2011-R1, 1.22%, 1/08/20 (a)	$465
32,978	NCUA Guaranteed Notes Trust 2011-R2, 1.18%, 2/06/20 (a)	33

Total NCUA Guaranteed (Cost - $2,690)		2,692

U.S. Government Agency (4%)
4,400,000	FFCB, 0.82%, 1/02/18 (a)	4,409
8,500,000	FHLB, 0.94%, 11/06/17 (a)	8,523
9,000,000	FHLMC, 0.78%, 4/20/17 (a)	9,005

Total U.S. Government Agency (Cost - $21,897)		21,937

U.S. Treasury (17%)
10,020,000	U.S. Treasury Bill, 0.81%, 2/01/18 (f)	9,938
5,000,000	U.S. Treasury Note, 0.50%, 2/28/17	5,000
5,980,000	U.S. Treasury Note, 0.50%, 3/31/17	5,980
3,000,000	U.S. Treasury Note, 0.63%, 9/30/17 (g)	2,998
10,000,000	U.S. Treasury Note, 0.70%, 10/31/18 (a)	10,011
10,000,000	U.S. Treasury Note, 0.70%, 7/31/18 (a)	10,014
250,000	U.S. Treasury Note, 0.75%, 10/31/17	250
8,300,000	U.S. Treasury Note, 0.88%, 7/15/17	8,308
10,035,000	U.S. Treasury Note, 1.00%, 11/30/18	10,006
2,280,000	U.S. Treasury Note, 1.13%, 1/31/19	2,276
20,000,000	U.S. Treasury Note, 1.25%, 12/31/18	20,023

Total U.S. Treasury (Cost - $84,772)		84,804

Investment Company (1%)
3,567,042	Payden Cash Reserves Money Market Fund *
	(Cost - $3,567)	3,567

Total Investments (Cost - $518,166) (103%)		517,090
Liabilities in excess of Other Assets (-3%)		(16,586)

Net Assets (100%)		$500,504

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.
(d)	Principal in foreign currency.
(e)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $1,829 and the total market value of the collateral held by the Fund is $1,885. Amounts in 000s.
(f)	Yield to maturity at time of purchase.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

6

  Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)
Liabilities:
2/8/2017	British Pound (Sell 4,559)	HSBC Bank USA, N.A.	$(72)
2/8/2017	Canadian Dollar (Sell 2,905)	Royal Bank of Canada	(30)
2/8/2017	Euro (Sell 2,612)	Citibank, N.A.	(47)
2/8/2017	Japanese Yen (Sell 610,400)	Barclays Bank PLC	(108)

			$(257)

  Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Unrealized Depreciation (000s)

Markit CDX, North America High Yield Series 26 Index	5.00%	Chicago Mercantile	Jun-21	USD 4,640	$(109)
Markit CDX, North America High Yield Series 27 Index	5.00%	Chicago Mercantile	Dec-21	USD 2,340	(25)
Markit CDX, North America Investment Grade Series 26 Index	1.00%	Chicago Mercantile	Jun-21	USD 4,725	(14)
Markit iTraxx Europe Series 25 Index	1.00%	InterContinental Exchange	Jun-21	EUR 8,242	(33)

					$(181)

7 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (12%)
1,942,253	American Homes 4 Rent 2014-SFR1 144A, 1.77%, 6/17/31 (a)(b)	$1,945
2,835,000	AmeriCredit Automobile Receivables Trust 2014-3, 3.13%, 10/08/20	2,877
2,390,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	2,391
650,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	656
6,360,000	Apidos CLO 144A, 2.17%, 4/15/25 (a)(b)	6,361
500,000	Apidos CLO 144A, 2.72%, 4/15/25 (a)(b)	500
2,000,000	Babson CLO Ltd. 144A, 2.13%, 4/20/25 (a)(b)	2,000
1,900,000	Babson CLO Ltd. 144A, 3.88%, 4/20/27 (a)(b)	1,915
7,420,000	Barclays Dryrock Issuance Trust 2015-4, 1.72%, 8/16/21	7,432
129,908	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	130
450,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	447
920,000	Capital Auto Receivables Asset Trust 2016-2, 2.42%, 6/21/21	910
4,550,000	Cent CLO LP 144A, 2.16%, 7/23/25 (a)(b)	4,541
1,900,000	Chase Issuance Trust, 1.02%, 4/15/19 (a)	1,900
2,137,629	Colony American Homes 2014-1 144A, 1.92%, 5/17/31 (a)(b)	2,139
2,221,033	Colony American Homes 2014-2 144A, 1.71%, 7/17/31 (a)(b)	2,224
7,472,867	Colony Starwood Homes 2016-2 Trust 144A, 2.02%, 12/17/33 (a)(b)	7,517
890,000	Drive Auto Receivables Trust 2016-B 144A, 1.67%, 7/15/19 (b)	891
790,000	Drive Auto Receivables Trust 2016-B 144A, 2.56%, 6/15/20 (b)	795
1,630,000	Drive Auto Receivables Trust 2016-B 144A, 3.19%, 7/15/22 (b)	1,652
4,905,000	Dryden XXII Senior Loan Fund 144A, 2.01%, 8/15/25 (a)(b)	4,905
3,140,000	Dryden XXII Senior Loan Fund 144A, 2.46%, 8/15/25 (a)(b)	3,140
1,300,000	Dryden XXXI Senior Loan Fund 144A, 2.92%, 4/18/26 (a)(b)	1,320
685,000	Dryden XXXI Senior Loan Fund 144A, 3.87%, 4/18/26 (a)(b)	690
2,130,000	GM Financial Automobile Leasing Trust 2016-1, 3.24%, 3/20/20	2,157
698,033	GSAMP Trust 2004-SEA2, 1.42%, 3/25/34 (a)	700
1,810,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	1,778
2,553,093	Invitation Homes 2013-SFR1 Trust 144A, 1.92%, 12/17/30 (a)(b)	2,555
3,904,445	Invitation Homes 2014-SFR2 Trust 144A, 1.87%, 9/17/31 (a)(b)	3,909
429,829	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	472
1,200,000	Madison Park Funding XVII Ltd 144A, 3.94%, 7/21/27 (a)(b)	1,200

Principal or Shares	Security Description	Value (000)

3,675,000	Octagon Investment Partners XIX Ltd. 144A, 3.02%, 4/15/26 (a)(b)	$3,709
2,500,000	Octagon Investment Partners XXIII Ltd. 144A, 3.02%, 7/15/27 (a)(b)	2,525
585,000	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	592
970,000	Santander Drive Auto Receivables Trust 2015-1, 3.24%, 4/15/21	981
1,070,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	1,082
1,750,000	Santander Drive Auto Receivables Trust 2016-2, 2.66%, 11/15/21	1,756
8,300,000	Symphony CLO XV Ltd. 144A, 2.47%, 10/17/26 (a)(b)	8,344
2,085,000	Tyron Park CLO Ltd. 144A, 2.14%, 7/15/25 (a)(b)	2,083
4,215,000	Tyron Park CLO Ltd. 144A, 2.57%, 7/15/25 (a)(b)	4,206
1,160,000	Venture XVII CLO Ltd. 144A, 3.87%, 7/15/26 (a)(b)	1,162
900,000	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (b)	895
730,084	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	733
716,194	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	718
1,549,903	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	1,557
1,000,711	Westlake Automobile Receivables Trust 2016-2 144A, 1.57%, 6/17/19 (b)	1,001
1,970,000	Westlake Automobile Receivables Trust 2016-2 144A, 2.30%, 11/15/19 (b)	1,971
980,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	984

Total Asset Backed (Cost - $105,852)		106,348

Bank Loans(c) (1%)
2,152,500	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 10/31/23	2,174
2,742,736	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,762
1,890,000	Serta Simmons Bedding LLC Term Loan 1L, 4.50%, 11/08/23	1,891

Total Bank Loans (Cost - $6,788)		6,827

Certificate of Deposit (3%)
4,150,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.57%, 9/27/2017	4,154
7,720,000	BNP Paribas, 1.52%, 9/25/2017	7,729
7,720,000	Cooperatieve Rabobank UA, 1.36%, 9/27/2017	7,720
6,330,000	Credit Agricole CIB, 1.45%, 9/26/2017	6,335

Total Certificate of Deposit (Cost - $25,920)		25,938

8

Principal or Shares	Security Description	Value (000)

Corporate Bond (49%)
Financial (23%)
2,160,000	ABN AMRO Bank NV 144A, 2.10%, 1/18/19 (b)	$2,173
1,955,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.50%, 5/26/22	1,954
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	1,204
1,615,000	Aircastle Ltd., 6.75%, 4/15/17	1,632
1,030,000	Ally Financial Inc., 3.25%, 9/29/17 (d)	1,040
3,100,000	American Express Co., 1.51%, 5/22/18 (a)	3,109
2,400,000	ANZ New Zealand International Ltd./London 144A, 1.75%, 3/29/18 (b)	2,400
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,666
3,420,000	Australia & New Zealand Banking Group Ltd./New York NY, 1.60%, 7/15/19	3,380
3,910,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.00%, 11/16/18	3,922
830,000	Banco de Credito del Peru/Panama 144A, 2.25%, 10/25/19 (b)	827
4,160,000	Bank Nederlandse Gemeenten NV 144A, 1.00%, 2/12/18 (b)	4,148
1,510,000	Bank of America Corp., 1.70%, 8/25/17	1,512
3,815,000	Bank of America Corp., 1.87%, 4/01/19 (a)	3,837
795,000	Bank of America Corp., 2.15%, 11/09/20	783
4,480,000	Bank of Montreal, 1.90%, 8/27/21	4,353
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (b)	1,998
1,390,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	1,385
350,000	Berkshire Hathaway Inc., 1.15%, 8/15/18	348
2,500,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (b)	2,506
2,370,000	BPCE SA, 1.63%, 1/26/18	2,368
3,270,000	Branch Banking & Trust Co., 1.45%, 5/10/19	3,237
1,500,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	1,499
2,140,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	2,140
4,455,000	Capital One NA/Mclean VA, 2.35%, 1/31/20	4,471
1,068,000	CIT Group Inc., 5.25%, 3/15/18	1,105
2,100,000	Citigroup Inc., 0.96%, 11/30/17 EUR (a)(e)	2,269
1,650,000	Citigroup Inc., 2.05%, 6/07/19	1,647
4,235,000	Citigroup Inc., 2.45%, 1/10/20	4,246
2,700,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	2,700
730,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	734
1,890,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	1,891
1,900,000	Commonwealth Bank of Australia/New York NY, 2.05%, 3/15/19	1,901
1,740,000	Compass Bank, 1.85%, 9/29/17	1,737
1,420,000	Credit Agricole SA/London 144A, 1.82%, 4/15/19 (a)(b)	1,426
2,960,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (b)	2,970
4,010,000	Credit Suisse/New York NY, 1.38%, 5/26/17	4,012
2,280,000	Danske Bank A/S 144A, 1.65%, 9/06/19 (b)	2,247
2,600,000	Discover Bank/Greenwood DE, 2.60%, 11/13/18	2,626

Principal or Shares	Security Description	Value (000)

1,200,000	Fifth Third Bank/Cincinnati OH, 2.30%, 3/15/19	$1,211
3,210,000	FMS Wertmanagement AoeR, 1.00%, 8/16/19	3,158
2,790,000	FS Investment Corp., 4.25%, 1/15/20	2,810
3,110,000	Goldman Sachs Group Inc., 2.24%, 4/30/18 (a)	3,139
4,420,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	4,396
2,000,000	Goldman Sachs Group Inc., 5.95%, 1/18/18	2,082
2,970,000	HSBC Bank PLC 144A, 1.55%, 5/15/18 (a)(b)	2,978
2,590,000	HSBC USA Inc., 1.70%, 3/05/18	2,590
1,320,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 6.25%, 2/01/22 (b)	1,333
1,210,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	1,214
3,110,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	3,107
1,320,000	ING Bank NV 144A, 2.30%, 3/22/19 (b)	1,326
3,580,000	Inter-American Development Bank, 1.00%, 5/13/19	3,547
3,200,000	International Lease Finance Corp., 3.88%, 4/15/18	3,256
2,600,000	JPMorgan Chase & Co., 0.82%, 5/30/17 GBP (a)(e)	3,271
880,000	JPMorgan Chase & Co., 6.30%, 4/23/19	961
1,410,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	1,421
2,570,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (b)	2,572
2,060,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (b)	2,066
700,000	Mizuho Bank Ltd. 144A, 1.45%, 9/25/17 (a)(b)	701
4,000,000	Morgan Stanley, 2.18%, 1/27/20 (a)	4,056
4,661,000	Morgan Stanley, 2.21%, 1/20/22 (a)	4,685
1,510,000	Morgan Stanley, 6.63%, 4/01/18	1,593
4,890,000	National Australia Bank Ltd./New York, 1.38%, 7/12/19	4,808
2,920,000	Nederlandse Waterschapsbank NV 144A, 0.88%, 7/13/18 (b)	2,897
2,200,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (b)	2,196
1,130,000	Nordea Bank AB 144A, 1.88%, 9/17/18 (b)	1,130
1,700,000	PNC Bank NA, 1.95%, 3/04/19	1,705
1,500,000	Prudential Financial Inc., 1.69%, 8/15/18 (a)	1,506
1,470,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (b)	1,477
3,990,000	Royal Bank of Canada, 1.63%, 4/15/19	3,963
1,700,000	Santander Bank NA, 2.00%, 1/12/18	1,702
260,000	Santander UK PLC, 2.50%, 3/14/19	261
3,510,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (b)	3,503
1,550,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	1,536
775,000	Starwood Property Trust Inc. 144A, 5.00%, 12/15/21 (b)	790
1,530,000	Sumitomo Mitsui Banking Corp., 1.76%, 10/19/18	1,525
1,995,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 10/18/19 (b)	1,973
3,320,000	Svenska Handelsbanken AB, 1.50%, 9/06/19	3,268
840,000	Synchrony Financial, 1.88%, 8/15/17	841
750,000	Synchrony Financial, 2.26%, 2/03/20 (a)	742
1,180,000	Synchrony Financial, 2.60%, 1/15/19	1,187

9 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,045,000	Synchrony Financial, 3.00%, 8/15/19	$1,061
1,670,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (b)	1,700
650,000	Ventas Realty LP, 1.25%, 4/17/17	650
700,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (b)	708
955,000	Wells Fargo Bank NA, 1.75%, 5/24/19	952
3,850,000	Westpac Banking Corp., 1.60%, 8/19/19	3,809
3,920,000	Westpac Banking Corp., 1.95%, 11/23/18	3,925

		196,691

Industrial (22%)
2,850,000	AbbVie Inc., 1.80%, 5/14/18	2,855
1,400,000	Actavis Funding SCS, 1.30%, 6/15/17	1,400
1,640,000	Actavis Funding SCS, 2.21%, 3/12/20 (a)	1,673
3,242,000	Actavis Funding SCS, 2.35%, 3/12/18	3,263
810,000	Aetna Inc., 1.70%, 6/07/18	810
4,040,000	Aetna Inc., 1.90%, 6/07/19	4,051
1,040,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (b)	1,080
780,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	779
400,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	402
1,720,000	American Honda Finance Corp., 1.20%, 7/12/19	1,692
2,640,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	2,645
2,900,000	AT&T Inc., 2.30%, 3/11/19	2,911
850,000	Autodesk Inc., 1.95%, 12/15/17	852
790,000	AutoZone Inc., 1.63%, 4/21/19	784
930,000	Baidu Inc., 2.25%, 11/28/17	934
1,680,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (b)	1,680
690,000	Baxalta Inc., 2.00%, 6/22/18	691
1,300,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (b)	1,290
6,690,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 2.38%, 1/15/20 (b)	6,681
520,000	Carnival Corp., 1.88%, 12/15/17	522
1,410,000	Caterpillar Financial Services Corp., 2.10%, 1/10/20	1,413
990,000	Celgene Corp., 2.13%, 8/15/18	995
2,470,000	Cisco Systems Inc., 1.40%, 9/20/19	2,446
1,730,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	1,765
3,070,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)	3,029
2,200,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (b)	2,201
1,255,000	Danone SA 144A, 1.69%, 10/30/19 (b)	1,242
2,690,000	Deutsche Telekom International Finance BV 144A, 2.23%, 1/17/20 (b)	2,694
4,050,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 3.48%, 6/01/19 (b)	4,136
400,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.88%, 6/15/21 (b)	422
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,101
930,000	eBay Inc., 2.50%, 3/09/18	939
585,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	585

Principal or Shares	Security Description	Value (000)

830,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	$832
1,130,000	Ford Motor Credit Co. LLC, 1.68%, 9/08/17	1,131
3,060,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	3,034
2,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	2,011
2,635,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	2,644
560,000	Fortive Corp. 144A, 1.80%, 6/15/19 (b)	557
1,000,000	Freeport-McMoRan Inc., 2.15%, 3/01/17	1,000
1,700,000	GATX Corp., 2.50%, 7/30/19	1,708
3,900,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	3,916
2,170,000	General Motors Financial Co. Inc., 2.40%, 5/09/19	2,165
3,800,000	General Motors Financial Co. Inc., 2.57%, 1/14/22 (a)	3,847
1,580,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	1,594
3,258,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (b)	3,283
1,860,000	Glencore Funding LLC 144A, 2.38%, 1/15/19 (a)(b)	1,880
2,390,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (b)	2,371
853,000	Hertz Corp., 6.75%, 4/15/19	851
3,260,000	Hewlett Packard Enterprise Co., 2.45%, 10/05/17	3,277
2,950,000	Hewlett Packard Enterprise Co., 2.85%, 10/05/18	2,989
880,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (b)	882
1,200,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (b)	1,200
1,400,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	1,377
626,000	IAC/InterActiveCorp, 4.88%, 11/30/18	636
455,000	IHO Verwaltungs GmbH 144A, 4.13%, 9/15/21 (b)	459
1,670,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (b)	1,671
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,765
1,600,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (b)	1,601
2,380,000	Kraft Heinz Foods Co., 2.00%, 7/02/18	2,385
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,348
2,700,000	Martin Marietta Materials Inc., 2.10%, 6/30/17 (a)	2,707
2,945,000	Microsoft Corp., 1.85%, 2/06/20	2,947
2,165,000	Mondelez International Holdings Netherlands BV 144A, 1.63%, 10/28/19 (b)	2,133
1,630,000	Mylan NV, 2.50%, 6/07/19	1,623
2,050,000	Newell Brands Inc., 2.60%, 3/29/19	2,077
750,000	Newell Rubbermaid Inc., 2.15%, 10/15/18	754
1,240,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (b)	1,244
300,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	305
610,000	Novelis Corp. 144A, 6.25%, 8/15/24 (b)	644
1,385,000	NVIDIA Corp., 2.20%, 9/16/21	1,352

10

Principal or Shares	Security Description	Value (000)

540,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (b)	$543
2,900,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	2,957
1,860,000	Reynolds American Inc., 2.30%, 6/12/18	1,872
1,450,000	Rogers Communications Inc., 1.50%, 3/13/17 CAD (a)(e)	1,115
1,885,000	Seagate HDD Cayman, 3.75%, 11/15/18	1,947
1,590,000	Seagate HDD Cayman 144A, 4.25%, 3/01/22 (b)	1,586
8,487,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	8,392
2,800,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (b)	2,798
1,050,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,019
1,085,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	1,090
1,660,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	1,666
1,620,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	1,639
970,000	Stryker Corp., 2.00%, 3/08/19	972
2,300,000	Tech Data Corp., 3.70%, 2/15/22	2,302
1,695,000	Tenet Healthcare Corp., 6.25%, 11/01/18	1,790
2,190,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	2,175
1,940,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	1,906
930,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	887
610,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	614
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)	908
690,000	United Continental Holdings Inc., 6.38%, 6/01/18	725
1,270,000	Verizon Communications Inc., 1.38%, 8/15/19	1,258
2,492,000	Verizon Communications Inc., 2.63%, 2/21/20	2,526
1,400,000	Volkswagen Group of America Finance LLC 144A, 1.60%, 11/20/17 (b)	1,398
1,110,000	Walgreens Boots Alliance Inc., 1.75%, 5/30/18	1,112
1,500,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (b)	1,489
1,180,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (b)	1,392
1,810,000	Zimmer Biomet Holdings Inc., 2.00%, 4/01/18	1,816
560,000	Zimmer Holdings Inc., 2.70%, 4/01/20	564

		180,621

Utility (4%)
722,000	AES Corp./VA, 3.93%, 6/01/19 (a)	725
800,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	823
1,510,000	BP Capital Markets PLC, 1.63%, 9/26/18 (a)	1,516
1,000,000	BP Capital Markets PLC, 1.68%, 5/03/19	995
1,440,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	1,440
1,400,000	CNPC General Capital Ltd. 144A, 1.80%, 5/14/17 (a)(b)	1,401
3,785,000	Dominion Resources Inc./VA 144A, 1.50%, 9/30/18 (b)	3,749

Principal or Shares	Security Description	Value (000)

1,185,000	Dominion Resources Inc./VA, 2.96%, 7/01/19	$1,202
1,530,000	DTE Energy Co., 1.50%, 10/01/19	1,507
1,900,000	Enbridge Inc., 1.35%, 3/13/17 CAD (a)(e)	1,460
800,000	Enbridge Inc., 1.38%, 6/02/17 (a)	800
1,000,000	Exxon Mobil Corp., 1.71%, 3/01/19	1,003
620,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	622
640,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	652
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,515
1,040,000	NextEra Energy Capital Holdings Inc., 1.59%, 6/01/17	1,041
600,000	NextEra Energy Capital Holdings Inc., 1.65%, 9/01/18	599
1,500,000	Noble Holding International Ltd., 7.75%, 1/15/24 (d)	1,494
450,000	Shell International Finance BV, 1.38%, 5/10/19	447
2,090,000	Shell International Finance BV, 1.46%, 11/10/18 (a)	2,104
1,650,000	Shell International Finance BV, 1.63%, 11/10/18	1,650
3,378,571	Southern California Edison Co., 1.85%, 2/01/22	3,328
570,000	Southern Power Co., 1.85%, 12/01/17	572
2,745,000	Tesoro Corp. 144A, 4.75%, 12/15/23 (b)	2,831
1,500,000	Total Capital International SA, 1.45%, 8/10/18 (a)	1,507
487,000	TransAlta Corp., 1.90%, 6/03/17	488

		35,471

Total Corporate Bond (Cost - $414,322)		412,783

FDIC Guaranteed (1%)
4,216,830	FDIC Structured Sale Guaranteed Notes 144A, 1.50%, 12/04/20 (a)(b)	4,211
686,616	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	690
848,694	FDIC Trust 144A, 2.18%, 5/25/50 (b)	851

Total FDIC Guaranteed (Cost - $5,749)		5,752

Foreign Government (1%)
6,780,000	Kommuninvest I Sverige AB 144A, 1.50%, 4/23/19 (b) (Cost - $6,778)	6,753

Mortgage Backed (5%)
715,373	Bank of America Mortgage 2002-K Trust, 3.14%, 10/20/32 (a)	721
5,281,233	BLCP Hotel Trust 2014-CLRN 144A, 1.72%, 8/15/29 (a)(b)	5,285
2,200,000	CIFC Funding 2015-II Ltd. 144A, 4.02%, 4/15/27 (a)(b)	2,226
2,071,554	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)(b)	1,968
1,229,198	Fannie Mae Connecticut Avenue Securities, 1.72%, 5/25/24 (a)	1,233
366,982	Fannie Mae Connecticut Avenue Securities, 1.72%, 5/25/24 (a)	367
662,611	Fannie Mae Connecticut Avenue Securities, 1.97%, 7/25/24 (a)	664
1,425,228	Fannie Mae Connecticut Avenue Securities, 2.37%, 1/25/24 (a)	1,439
5,714,589	Fannie Mae Connecticut Avenue Securities, 2.72%, 8/25/28 (a)	5,772

11 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

687,593	Fannie Mae Connecticut Avenue Securities, 2.77%, 10/25/23 (a)	$694
2,023,019	Fannie Mae Connecticut Avenue Securities, 2.92%, 9/25/28 (a)	2,050
1,168,308	FN 708229 ARM, 2.55%, 4/01/33 (a)	1,239
287,627	FN 743821 ARM, 2.92%, 11/01/33 (a)	303
384,010	FN 755867 ARM, 3.18%, 12/01/33 (a)	403
332,018	FN 790762 ARM, 2.67%, 9/01/34 (a)	355
393,736	FN 790764 ARM, 2.67%, 9/01/34 (a)	416
407,313	FN 794792 ARM, 2.73%, 10/01/34 (a)	434
582,813	FN 794797 ARM, 2.60%, 10/01/34 (a)	615
647,590	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.87%, 5/25/25 (a)	649
1,240,574	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.02%, 10/25/28 (a)	1,244
784,499	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.22%, 11/25/23 (a)	787
1,313,581	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.72%, 5/25/25 (a)	1,449
374,317	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.97%, 10/25/27 (a)	457
1,037,463	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.52%, 3/25/25 (a)	1,268
3,686,732	Gosforth Funding 2016-1 PLC 144A, 1.00%, 2/15/58 GBP (a)(b)(e)	4,654
414,216	HomeBanc Mortgage Trust 2004-1, 1.63%, 8/25/29 (a)	387
814,067	JP Morgan Mortgage Trust 144A, 2.50%, 3/25/43 (a)(b)	803
502,562	MLCC Mortgage Investors Inc., 2.90%, 12/25/34 (a)	505
812,810	MLCC Mortgage Investors Inc., 2.91%, 2/25/36 (a)	809
118,747	Morgan Stanley Mortgage Loan Trust 2004-5AR, 2.83%, 7/25/34 (a)	119
2,291,074	Residential Asset Securitization Trust, 6.00%, 8/25/36	1,908
1,071,770	Sequoia Mortgage Trust, 1.45%, 2/25/43 (a)	1,049
1,225,790	Sequoia Mortgage Trust, 1.55%, 4/25/43 (a)	1,203
298,108	Sequoia Mortgage Trust, 1.58%, 10/20/27 (a)	292
363,373	Sequoia Mortgage Trust, 2.87%, 1/25/42 (a)	367
621,768	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)(b)	621
1,055,198	Structured Adjustable Rate Mortgage Loan Trust, 3.21%, 8/25/34 (a)	1,036

Total Mortgage Backed (Cost - $45,884)		45,791

Municipal (0%)
1,420,000	California Earthquake Authority, 1.82%, 7/01/17 (Cost - $1,420)	1,424

U.S. Government Agency (3%)
9,240,000	FHLB, 1.25%, 1/16/19	9,236
5,366,000	FHLMC, 0.88%, 7/19/19	5,297
8,560,000	FNMA, 1.00%, 2/26/19	8,511

Total U.S. Government Agency (Cost - $23,132)		23,044

U.S. Treasury (26%)
18,000,000	U.S. Treasury Note, 0.75%, 2/28/18	17,970

Principal or Shares	Security Description	Value (000)

27,430,000	U.S. Treasury Note, 0.88%, 5/31/18	$27,393
7,074,000	U.S. Treasury Note, 0.88%, 6/15/19	7,000
21,102,000	U.S. Treasury Note, 1.00%, 2/15/18 (f)(g)	21,124
13,360,000	U.S. Treasury Note, 1.00%, 8/15/18	13,351
680,000	U.S. Treasury Note, 1.00%, 9/15/18	679
16,930,000	U.S. Treasury Note, 1.00%, 11/30/18	16,880
10,206,000	U.S. Treasury Note, 1.00%, 3/15/19	10,150
23,930,000	U.S. Treasury Note, 1.13%, 1/31/19	23,894
11,760,000	U.S. Treasury Note, 1.25%, 12/15/18	11,775
67,466,000	U.S. Treasury Note, 1.25%, 12/31/18	67,544

Total U.S. Treasury (Cost - $218,013)		217,760

Purchased Call Options (0%)
108	U.S. Treasury 5 Year Futures Option, 118.75, 3/24/17 (Cost - $20)	21

Purchased Put Options (0%)
1,274	Eurodollar 1-Year Mid-Curve Option, 98, 12/18/17	56
1,274	Eurodollar 1-Year Mid-Curve Option, 98.38, 9/18/17	80
2,192	Eurodollar 1-Year Mid-Curve Option, 98.5, 6/19/17	27
108	U.S. Treasury 5 Year Futures Option, 115.5, 3/24/17	11

Total Purchased Put Options (Cost - $279)		174

Investment Company (0%)
1,708,627	Payden Cash Reserves Money Market Fund * (Cost - $1,709)	1,709

Total Investments (Cost - $855,866) (101%)		854,324
Liabilities in excess of Other Assets (-1%)		(6,356)

Net Assets (100%)		$847,968

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.
(d)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $173 and the total market value of the collateral held by the Fund is $178. Amounts in 000s.
(e)	Principal in foreign currency.
(f)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.

12

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/13/2017	British Pound (Sell 3,384)	Bank of America N.A.	$5

Liabilities:
2/8/2017	British Pound (Sell 6,305)	HSBC Bank USA, N.A.	$(99)
2/8/2017	Canadian Dollar (Sell 3,354)	Royal Bank of Canada	(35)
2/13/2017	Euro (Sell 3,905)	Bank of America N.A.	(38)
2/8/2017	Euro (Sell 2,109)	Citibank, N.A.	(38)
2/13/2017	Japanese Yen (Sell 471,400)	State Street Bank & Trust Co.	(26)

			$(236)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
339	90-Day Eurodollar Future	Jun-18	$83,271	$58
339	90-Day Eurodollar Future	Sep-18	(83,178)	(64)
35	U.S. 10 Year Ultra Future	Mar-17	(4,695)	(38)
409	U.S. Treasury 2 Year Note Future	Mar-17	88,670	(33)
43	U.S. Treasury 5 Year Note Future	Mar-17	5,068	16
15	U.S. Ultra Bond Future	Mar-17	(2,410)	24

				$(37)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Unrealized Depreciation (000s)

Markit CDX, North America High Yield Series 26 Index	5.00%	Chicago Mercantile	Jun-21	USD 7,824	$(186)
Markit CDX, North America High Yield Series 27 Index	5.00%	Chicago Mercantile	Dec-21	USD 3,960	(44)
Markit CDX, North America Investment Grade Series 26 Index	1.00%	Chicago Mercantile	Jun-21	USD 7,763	(23)
Markit iTraxx Europe Series 25 Index	1.00%	InterContinental Exchange	Jun-21	EUR 14,276	(62)

					$(315)

13 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,781,934	United States Small Business Administration, 2.88%, 9/10/21 (Cost - $1,810)	$1,835

FDIC Guaranteed (3%)
280,386	FDIC Structured Sale Guaranteed Notes 144A, 1.47%, 12/29/45 (a)(b)	281
2,061,561	FDIC Structured Sale Guaranteed Notes 144A, 1.50%, 12/04/20 (a)(b)	2,059
972,706	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	976
900,354	FDIC Trust 144A, 2.18%, 5/25/50 (b)	903

Total FDIC Guaranteed (Cost - $4,224)		4,219

Mortgage Backed (71%)
655,277	FH 1Q1363 ARM, 3.04%, 2/01/36 (a)	694
786,742	FH 2B0709 ARM, 2.10%, 8/01/42 (a)	830
786,606	FH 2B0972 ARM, 2.03%, 11/01/42 (a)	811
2,307,390	FH 2B1143 ARM, 2.21%, 2/01/43 (a)	2,347
886,520	FH 2B1317 ARM, 1.99%, 4/01/43 (a)	913
1,534,030	FH 2B1333 ARM, 1.78%, 4/01/43 (a)	1,584
2,396,942	FH 2B4763 ARM, 2.52%, 10/01/45 (a)	2,447
344,775	FH 849012 ARM, 1.97%, 3/01/43 (a)	359
550,230	FH 849486 ARM, 3.05%, 8/01/41 (a)	580
2,166,129	FH 849506 ARM, 2.93%, 11/01/44 (a)	2,228
1,402,807	FH 849707 ARM, 2.42%, 2/01/43 (a)	1,433
9,000,000	FN, 3.00%, 15YR TBA (c)	9,234
310,270	FN 555936 ARM, 2.60%, 9/01/33 (a)	328
446,774	FN 795816 ARM, 2.85%, 7/01/34 (a)	465
78,469	FN 838958 ARM, 2.76%, 8/01/35 (a)	83
83,373	FN 849088 ARM, 2.54%, 11/01/35 (a)	87
91,037	FN 866093 ARM, 2.95%, 3/01/36 (a)	97
845,847	FN 890434 15YR, 3.00%, 7/01/27	871
716,296	FN 995203 30YR, 5.00%, 7/01/35	784
412,920	FN AC0045 ARM, 2.65%, 10/01/38 (a)	431
1,052,669	FN AE0193 ARM, 3.10%, 7/01/40 (a)	1,116
1,058,884	FN AE0289 ARM, 3.33%, 5/01/40 (a)	1,126
571,126	FN AI4019 ARM, 3.45%, 7/01/41 (a)	598
1,647,328	FN AJ4092 15YR, 3.50%, 10/01/26	1,719
251,521	FN AL0502 ARM, 3.05%, 6/01/41 (a)	261
1,452,956	FN AL1869 15YR, 3.00%, 6/01/27	1,496
2,053,056	FN AL2095 15YR, 3.00%, 6/01/27	2,114
1,412,022	FN AL2221 15YR, 3.00%, 7/01/27	1,454
2,484,824	FN AL3234 ARM, 2.77%, 12/01/37 (a)	2,629
933,998	FN AL5596 ARM, 2.51%, 2/01/44 (a)	963
1,234,257	FN AL5790 ARM, 2.50%, 10/01/44 (a)	1,265
1,345,027	FN AL5967 ARM, 2.52%, 11/01/44 (a)	1,380
1,727,033	FN AL7648 ARM, 2.65%, 10/01/45 (a)	1,760
1,593,087	FN AL7790 ARM, 3.10%, 9/01/40 (a)	1,683
2,579,590	FN AL8490 ARM, 2.59%, 5/01/46 (a)	2,622
1,029,041	FN AO7975 15YR, 3.00%, 6/01/27	1,060
703,504	FN AP4080 ARM, 2.26%, 9/01/42 (a)	731
1,190,075	FN AP4746 15YR, 3.00%, 8/01/27	1,226
2,734,442	FN AS4186 15YR, 2.50%, 1/01/30	2,739
2,760,902	FN AS6443 15YR, 3.00%, 12/01/30	2,840
3,315,993	FN AS6527 30YR, 4.00%, 1/01/46	3,482
2,464,539	FN AS6528 30YR, 4.00%, 1/01/46	2,588
1,826,652	FN AS7088 15YR, 2.50%, 5/01/31	1,829
1,455,289	FN AS8013 15YR, 2.50%, 9/01/31	1,458
680,748	FN AU6974 ARM, 2.77%, 11/01/43 (a)	707

Principal or Shares	Security Description	Value (000)

1,313,320	FN AU8673 ARM, 2.72%, 2/01/44 (a)	$1,358
1,168,153	FN AY4068 ARM, 2.23%, 4/01/44 (a)	1,191
2,147,408	FN AZ2886 ARM, 2.66%, 9/01/45 (a)	2,192
1,738,630	FN AZ4380 ARM, 2.49%, 8/01/45 (a)	1,774
2,100,697	FN BD2473 ARM, 2.56%, 1/01/47 (a)	2,133
304,032	FNR 2002-10-FA, 1.52%, 2/25/32 (a)	311
2,162,780	Freddie Mac Multifamily Structured Pass Through Certificates, 1.10%, 9/25/23 (a)	2,164
380,786	G2 3515 30YR, 5.50%, 2/20/34	428
1,723,270	G2 5301 15YR, 3.50%, 2/20/27	1,814
1,095,317	G2 778200 20YR, 4.00%, 2/20/32	1,170
617,214	G2 778203 20YR, 4.75%, 2/20/32	675
521,740	G2 82457 ARM, 2.00%, 1/20/40 (a)	541
1,538,617	G2 AQ1884 30YR, 4.00%, 11/20/45	1,653
1,215,168	GN 728153, 5.50%, 10/15/29	1,363
685,470	GN 737791 30YR, 4.50%, 12/15/40	749
13,319,685	GNR 2014-79 ST, 1.10%, 7/20/29 (a)	399

Total Mortgage Backed (Cost - $88,001)		87,367

NCUA Guaranteed (4%)
836,397	NCUA Guaranteed Notes Trust 2010-A1, 1.11%, 12/07/20 (a)	835
676,785	NCUA Guaranteed Notes Trust 2010-R1, 1.23%, 10/07/20 (a)	678
1,729,749	NCUA Guaranteed Notes Trust 2010-R3, 2.40%, 12/08/20	1,729
935,753	NCUA Guaranteed Notes Trust 2011-R2, 1.18%, 2/06/20 (a)	936
499,730	NCUA Guaranteed Notes Trust 2011-R4, 1.15%, 3/06/20 (a)	500

Total NCUA Guaranteed (Cost - $4,691)		4,678

U.S. Treasury (27%)
9,000,000	U.S. Treasury Note, 0.75%, 2/28/18	8,985
5,000,000	U.S. Treasury Note, 1.00%, 3/15/19	4,973
2,000,000	U.S. Treasury Note, 1.38%, 7/31/18	2,010
2,000,000	U.S. Treasury Note, 1.38%, 2/28/19	2,006
2,500,000	U.S. Treasury Note, 1.50%, 1/31/22	2,449
2,000,000	U.S. Treasury Note, 1.63%, 6/30/19	2,013
5,260,000	U.S. Treasury Note, 1.63%, 6/30/20	5,265
5,000,000	U.S. Treasury Note, 1.75%, 10/31/20	5,014

Total U.S. Treasury (Cost - $33,014)		32,715

Purchased Put Options (0%)
367	Eurodollar 1-Year Mid-Curve Option, 98.5, 6/19/17 (Cost - $15)	5

Investment Company (3%)
3,322,324	Payden Cash Reserves Money Market Fund * (Cost - $3,322)	3,322

Total Investments (Cost - $135,077) (109%)		134,141
Liabilities in excess of Other Assets (-9%)		(10,769)

Net Assets (100%)		$123,372

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

14

(c)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
55	90-Day Eurodollar Future	Jun-18	$13,510	$9
55	90-Day Eurodollar Future	Sep-18	(13,495)	(10)
25	U.S. Treasury 10 Year Note Future	Mar-17	3,112	(34)

				$(35)

15 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (2%)
757,042	FDIC Structured Sale Guaranteed Notes 144A, 1.47%, 12/29/45 (a)(b)	$759
3,478,884	FDIC Structured Sale Guaranteed Notes 144A, 1.50%, 12/04/20 (a)(b)	3,474

Total FDIC Guaranteed (Cost - $4,240)		4,233

Mortgage Backed (135%)
616,995	Fannie Mae-Aces, 0.81%, 5/25/18 (a)	616
1,156,311	FH 1J1279 ARM, 2.92%, 4/01/36 (a)	1,217
1,440,101	FH 1Q0062 ARM, 2.80%, 11/01/35 (a)	1,497
769,130	FH 2B1143 ARM, 2.21%, 2/01/43 (a)	782
1,086,380	FH 847228 ARM, 3.51%, 1/01/34 (a)	1,154
88,768	FHLMC Multifamily Structured Pass Through Certificates, 1.00%, 7/25/20 (a)	89
1,588,933	FHLMC Multifamily Structured Pass Through Certificates, 1.08%, 6/25/21 (a)	1,587
2,669,729	FHLMC Multifamily Structured Pass Through Certificates, 1.10%, 9/25/23 (a)	2,671
2,935,805	FHLMC Multifamily Structured Pass Through Certificates, 1.15%, 5/25/22 (a)	2,937
5,203,300	FHLMC Multifamily Structured Pass Through Certificates, 1.47%, 11/25/22 (a)	5,207
14,000,000	FN, 3.00%, 30YR TBA (c)	13,859
930,065	FN 832100 ARM, 2.91%, 7/01/35 (a)	991
1,370,976	FN AE0289 ARM, 3.33%, 5/01/40 (a)	1,458
1,158,479	FN AK0419 ARM, 2.84%, 12/01/27 (a)	1,223
2,671,858	FN AL0891 ARM, 3.46%, 9/01/41 (a)	2,807
2,448,207	FN AL2493 ARM, 2.39%, 10/01/42 (a)	2,515
1,471	FNR 1998-12 A, 4.57%, 2/25/18 (a)	1
796,344	FNR 2007-110 FA, 1.39%, 12/25/37 (a)	799
5,000,000	G2, 3.00%, 30YR TBA (c)	5,043
1,000,000	G2, 3.00%, 30YR TBA (c)	1,007
59,280,000	G2, 3.50%, 30YR TBA (c)	61,434
22,700,000	G2, 4.00%, 30YR TBA (c)	23,959
81,627	G2 3133 30YR, 6.50%, 9/20/31	95
929,484	G2 3415 30YR, 5.50%, 7/20/33	1,045
628,875	G2 3515 30YR, 5.50%, 2/20/34	707
879,627	G2 3584 30YR, 6.00%, 7/20/34	1,029
771,703	G2 3599 30YR, 6.50%, 8/20/34	901
678,604	G2 3711 30YR, 5.50%, 5/20/35	761
891,446	G2 3747 30YR, 5.00%, 8/20/35	995
548,159	G2 3772 30YR, 5.00%, 10/20/35	611
1,010,244	G2 3785 30YR, 5.00%, 11/20/35	1,116
1,699,426	G2 3819 30YR, 5.50%, 2/20/36	1,891
232,296	G2 3891 30YR, 6.50%, 8/20/36	264
1,249,430	G2 4802 30YR, 5.00%, 9/20/40	1,376
722,428	G2 4978 30YR, 4.50%, 3/20/41	783
2,023,816	G2 5083 30YR, 5.00%, 6/20/41	2,227
2,420,341	G2 5115 30YR, 4.50%, 7/20/41	2,623
789,397	G2 5140 30YR, 4.50%, 8/20/41	854
5,243,532	G2 5175 30YR, 4.50%, 9/20/41	5,678
7,586,112	G2 5258 30YR, 3.50%, 12/20/41	7,892
1,006,895	G2 713314 30YR, 6.00%, 3/20/39	1,128
120,590	G2 728869 30YR, 4.13%, 4/20/40	128
526,176	G2 728870 30YR, 4.63%, 4/20/40	568
107,316	G2 736498 30YR, 4.13%, 4/20/40	114
204,363	G2 736499 30YR, 4.63%, 4/20/40	220
184,208	G2 742041 30YR, 4.63%, 6/20/40	198
3,011,705	G2 757211 30YR, 4.50%, 12/20/40	3,267

Principal or Shares	Security Description	Value (000)

816,010	G2 770239 30YR, 4.00%, 2/20/42	$867
394,779	G2 80013 ARM, 2.25%, 11/20/26 (a)	409
312,802	G2 80029 ARM, 2.00%, 1/20/27 (a)	323
630,104	G2 80044 ARM, 2.00%, 2/20/27 (a)	652
1,018,619	G2 80052 ARM, 2.00%, 3/20/27 (a)	1,054
107,513	G2 8006 ARM, 2.13%, 7/20/22 (a)	110
1,905,399	G2 80074 ARM, 2.13%, 5/20/27 (a)	1,968
99,961	G2 80311 ARM, 2.13%, 8/20/29 (a)	104
2,112,206	G2 80319 ARM, 2.13%, 9/20/29 (a)	2,192
445,298	G2 8041 ARM, 2.13%, 8/20/22 (a)	456
130,576	G2 80424 ARM, 2.13%, 7/20/30 (a)	136
280,777	G2 80428 ARM, 2.13%, 7/20/30 (a)	291
630,448	G2 80541 ARM, 2.13%, 9/20/31 (a)	655
482,399	G2 80569 ARM, 2.00%, 1/20/32 (a)	501
323,437	G2 80570 ARM, 2.00%, 1/20/32 (a)	328
116,022	G2 80579 ARM, 2.00%, 2/20/32 (a)	121
1,376,395	G2 80637 ARM, 2.13%, 9/20/32 (a)	1,430
4,671,909	G2 80749 ARM, 2.25%, 10/20/33 (a)	4,875
3,275,052	G2 80795 ARM, 2.25%, 12/20/33 (a)	3,415
1,458,573	G2 80826 ARM, 2.00%, 2/20/34 (a)	1,516
2,018,273	G2 80835 ARM, 2.00%, 2/20/34 (a)	2,102
349,016	G2 80837 ARM, 2.00%, 2/20/34 (a)	363
365,090	G2 81018 ARM, 2.13%, 8/20/34 (a)	381
9,584	G2 81044 ARM, 2.13%, 8/20/34 (a)	10
68,497	G2 8121 ARM, 2.00%, 1/20/23 (a)	70
1,400,682	G2 81214 ARM, 2.00%, 1/20/35 (a)	1,459
486,406	G2 81220 ARM, 2.00%, 1/20/35 (a)	507
476,793	G2 81278 ARM, 2.00%, 3/20/35 (a)	497
1,925,725	G2 81282 ARM, 2.00%, 3/20/35 (a)	2,006
305,038	G2 81938 ARM, 2.13%, 7/20/37 (a)	312
3,541,574	G2 82074 ARM, 2.13%, 5/20/38 (a)	3,674
1,907,963	G2 82107 ARM, 2.13%, 7/20/38 (a)	1,986
246,397	G2 82151 ARM, 2.13%, 9/20/38 (a)	253
96,676	G2 8228 ARM, 2.13%, 7/20/23 (a)	99
3,295,200	G2 82457 ARM, 2.00%, 1/20/40 (a)	3,415
1,823,791	G2 82463 ARM, 2.00%, 1/20/40 (a)	1,890
1,727,134	G2 82737 ARM, 2.00%, 2/20/41 (a)	1,788
722,004	G2 83031 ARM, 2.50%, 1/20/42 (a)	747
990,370	G2 83048 ARM, 3.00%, 2/20/42 (a)	1,025
237,555	G2 8358 ARM, 2.00%, 1/20/24 (a)	244
180,104	G2 8359 ARM, 2.00%, 1/20/24 (a)	185
168,739	G2 8371 ARM, 2.00%, 2/20/24 (a)	174
92,836	G2 8373 ARM, 2.00%, 2/20/24 (a)	95
853,569	G2 8547 ARM, 2.25%, 11/20/24 (a)	880
76,066	G2 8580 ARM, 2.00%, 1/20/25 (a)	78
120,699	G2 8595 ARM, 2.00%, 2/20/25 (a)	124
45,591	G2 8855 ARM, 2.25%, 10/20/21 (a)	47
379,057	G2 8968 ARM, 2.13%, 9/20/26 (a)	392
1,238,311	G2 8991 ARM, 2.25%, 10/20/26 (a)	1,282
5,303,178	G2 MA0698 30YR, 3.00%, 1/20/43	5,373
4,430,368	G2 MA1012 30YR, 3.50%, 5/20/43	4,613
5,650,329	G2 MA1089 30YR, 3.00%, 6/20/43	5,724
4,354,447	G2 MA1520 30YR, 3.00%, 12/20/43	4,411
4,777,001	G2 MA2372 30YR, 4.00%, 11/20/44	5,058
5,644,541	G2 MA3597 30YR, 3.50%, 4/20/46	5,857
6,226,920	G2 MA3663 30YR, 3.50%, 5/20/46	6,461
2,460,823	G2 MA3737 30YR, 4.00%, 6/20/46	2,606
4,771,947	G2 MA3802 30YR, 3.00%, 7/20/46	4,820
5,087,478	G2 MA4127 30YR, 3.50%, 12/20/46	5,279
898,936	GN 366983 30YR, 4.00%, 6/15/41	953

16

Principal or Shares	Security Description	Value (000)

6,047,484	GN 367090 30YR, 4.50%, 7/15/41	$6,667
6,422,789	GN 367092 30YR, 4.50%, 7/15/41	7,021
2,306,049	GN 455989 15YR, 5.00%, 7/15/26	2,544
96,713	GN 524825 30YR, 5.47%, 10/15/29	108
80,946	GN 524869 30YR, 5.47%, 1/15/30	90
186,757	GN 524925 30YR, 5.47%, 2/15/30	208
82,860	GN 524968 30YR, 5.47%, 3/15/30	92
110,422	GN 524996 30YR, 5.47%, 5/15/30	123
134,330	GN 525015 30YR, 5.47%, 6/15/30	149
99,711	GN 525033 30YR, 5.47%, 7/15/30	111
42,959	GN 546392 30YR, 5.47%, 2/15/31	48
317,129	GN 558954 20YR, 5.25%, 5/15/29	353
988,405	GN 558956 30YR, 4.50%, 6/15/29	1,076
61,330	GN 596009 30YR, 5.75%, 7/15/32	69
79,092	GN 596023 30YR, 5.75%, 7/15/32	89
159,730	GN 596054 30YR, 5.75%, 8/15/32	180
139,611	GN 596071 30YR, 5.75%, 8/15/32	157
98,559	GN 596072 30YR, 5.75%, 7/15/32	111
224,509	GN 596090 30YR, 5.75%, 8/15/32	254
234,849	GN 596135 30YR, 5.75%, 8/15/32	264
127,974	GN 596166 30YR, 5.75%, 8/15/32	144
162,912	GN 596178 30YR, 5.75%, 9/15/32	184
49,433	GN 596197 30YR, 5.75%, 8/15/32	55
107,260	GN 596225 30YR, 5.75%, 9/15/32	120
28,357	GN 596231 30YR, 5.75%, 9/15/32	32
90,790	GN 596237 30YR, 5.75%, 9/15/32	102
39,382	GN 596312 30YR, 5.75%, 9/15/32	44
60,299	GN 596313 30YR, 5.75%, 9/15/32	68
134,604	GN 596396 30YR, 5.75%, 9/15/32	151
146,835	GN 601699 30YR, 5.70%, 12/15/32	165
354,442	GN 601738 30YR, 5.25%, 1/15/33	393
179,634	GN 601772 30YR, 5.25%, 1/15/33	198
164,168	GN 601774 30YR, 5.25%, 1/15/33	181
116,156	GN 601775 30YR, 5.70%, 1/15/33	130
176,062	GN 601786 30YR, 5.25%, 2/15/33	194
217,011	GN 601791 30YR, 5.25%, 2/15/33	240
114,085	GN 601810 30YR, 5.25%, 2/15/33	126
115,385	GN 601845 30YR, 5.25%, 2/15/33	127
119,171	GN 601858 30YR, 5.70%, 2/15/33	133
868,888	GN 601872 30YR, 5.25%, 3/15/33	980
260,886	GN 601937 30YR, 5.25%, 3/15/33	288
100,009	GN 602002 30YR, 5.25%, 3/15/33	110
89,770	GN 602043 30YR, 5.25%, 4/15/33	99
442,739	GN 605099 30YR, 5.50%, 3/15/34	497
144,210	GN 613272 30YR, 5.25%, 5/15/33	159
88,340	GN 613354 30YR, 5.45%, 7/15/33	98
104,291	GN 613355 30YR, 5.70%, 4/15/33	117
58,875	GN 613379 30YR, 5.45%, 7/15/33	65
1,036,117	GN 616826 30YR, 5.50%, 1/15/35	1,166
1,408,651	GN 673234 30YR, 6.00%, 11/15/38	1,593
421,417	GN 677318 30YR, 6.00%, 9/15/38	481
2,069,726	GN 704439 30YR, 4.50%, 3/15/39	2,264
2,508,093	GN 710868 30YR, 5.50%, 9/15/39	2,832
734,421	GN 728153 20YR, 5.50%, 10/15/29	824
417,954	GN 728159 20YR, 5.25%, 11/15/29	465
6,504,601	GN 734089 30YR, 4.00%, 12/15/40	6,923
779,054	GN 743362 30YR, 4.75%, 6/15/40	846
40,764	GN 743363 30YR, 4.25%, 5/15/40	44
112,742	GN 743502 30YR, 4.25%, 6/15/40	121
403,792	GN 743503 30YR, 4.75%, 6/15/40	444

Principal or Shares	Security Description	Value (000)

4,350,728	GN 745187 30YR, 4.50%, 7/15/40	$4,738
127,389	GN 747368 30YR, 4.75%, 7/15/40	139
185,875	GN 747491 30YR, 4.75%, 7/15/40	202
63,573	GN 747740 30YR, 4.25%, 9/15/40	68
205,987	GN 747741 30YR, 4.75%, 9/15/40	224
303,094	GN 761040 30YR, 4.25%, 3/15/41	323
410,124	GN 762726 30YR, 4.25%, 3/15/41	438
626,222	GN 763012 30YR, 4.25%, 4/15/41	671
804,131	GN 763216 30YR, 4.25%, 4/15/41	866
61,577	GN 768886 30YR, 4.25%, 6/15/41	66
397,715	GN 781636 30YR, 5.50%, 7/15/33	448
469,028	GN 781810 30YR, 5.50%, 10/15/34	528
1,077,415	GN 782835 30YR, 6.00%, 12/15/39	1,219
1,195,786	GN 782858 30YR, 6.00%, 11/15/39	1,353
7,124,654	GN AV1814 30YR, 3.00%, 8/15/46	7,182
2,229	GNR 1999-45 FC, 1.17%, 12/16/29 (a)	2
2,675	GNR 1999-45 FH, 1.22%, 12/16/29 (a)	3
54,099	GNR 2000-22 FG, 0.97%, 5/16/30 (a)	54
298,766	GNR 2000-9 FG, 1.37%, 2/16/30 (a)	301
259,656	GNR 2000-9 FH, 1.27%, 2/16/30 (a)	261
252,738	GNR 2001-19 F, 1.27%, 5/16/31 (a)	255
20,315	GNR 2001-21 FN, 0.97%, 8/16/22 (a)	20
1,176,676	GNR 2001-22 FG, 1.12%, 5/16/31 (a)	1,178
582,556	GNR 2001-31 FA, 1.02%, 6/16/31 (a)	585
519,066	GNR 2001-35 FA, 1.02%, 8/16/31 (a)	520
1,403,141	GNR 2001-47 FA, 1.17%, 9/16/31 (a)	1,411
465,432	GNR 2001-59 FA, 1.17%, 11/16/24 (a)	468
256,800	GNR 2001-65 FV, 1.18%, 2/20/29 (a)	258
323,816	GNR 2002-11 FJ, 1.28%, 2/20/32 (a)	326
297,016	GNR 2002-13 FA, 1.27%, 2/16/32 (a)	299
810,584	GNR 2002-48 FG, 1.07%, 12/16/30 (a)	813
324,642	GNR 2002-48 FT, 0.97%, 12/16/26 (a)	325
785,144	GNR 2002-5 FP, 1.32%, 1/16/32 (a)	791
518,353	GNR 2002-72 FA, 1.18%, 10/20/32 (a)	520
238,442	GNR 2002-72 FB, 1.18%, 10/20/32 (a)	239
546,774	GNR 2002-72 FE, 1.18%, 10/20/32 (a)	549
431,905	GNR 2002-76 F, 0.97%, 1/16/31 (a)	433
133,223	GNR 2002-76 FY, 1.07%, 12/16/26 (a)	134
1,292	GNR 2002-79 FB, 1.02%, 11/16/32 (a)	1
1,368,317	GNR 2003-71 FC, 1.28%, 7/20/33 (a)	1,382
1,438,644	GNR 2003-94 FB, 1.07%, 12/16/30 (a)	1,443
2,469,066	GNR 2004-56 F, 1.18%, 6/20/33 (a)	2,480
1,365,164	GNR 2004-59 FH, 1.02%, 8/16/34 (a)	1,367
226,921	GNR 2004-73 JM, 0.00%, 9/16/34	216
1,302,783	GNR 2004-86 FG, 1.18%, 7/20/34 (a)	1,302
388,323	GNR 2006-47 FA, 0.97%, 8/16/36 (a)	387
2,332,837	GNR 2006-60 FK, 0.97%, 11/20/36 (a)	2,322
138,566	GNR 2006-64 PO, 0.00%, 4/16/34	137
1,978,888	GNR 2007-54 FC, 1.04%, 9/20/37 (a)	1,969
727,354	GNR 2007-76 FB, 1.28%, 11/20/37 (a)	731
2,254,367	GNR 2008-11 FB, 1.38%, 2/20/38 (a)	2,274
1,956,370	GNR 2008-15 CF, 1.29%, 2/20/38 (a)	1,967
486,110	GNR 2008-2 FH, 1.23%, 1/20/38 (a)	488
2,572,690	GNR 2008-67 UF, 1.23%, 6/20/38 (a)	2,598
975,520	GNR 2009-87 FB, 1.43%, 9/20/39 (a)	985
30,929,848	GNR 2014-79 ST, 1.10%, 7/20/29 (a)	927

Total Mortgage Backed (Cost - $359,302)		362,070

17 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Purchased Put Options (0%)
1,485	Eurodollar 1-Year Mid-Curve Option, 98.5, 6/19/17 (Cost - $61)	$19

Investment Company (5%)
13,493,338	Payden Cash Reserves Money Market Fund * (Cost - $13,493)	13,493

Total Investments (Cost - $ 377,096) (142%)		379,815
Liabilities in excess of Other Assets (-42%)		(112,385)

Net Assets (100%)		$267,430

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
111	90-Day Eurodollar Future	Jun-18	$27,266	$ 19
111	90-Day Eurodollar Future	Sep-18	(27,235)	(21)
100	U.S. Treasury 2 Year Note Future	Mar-17	(21,680)	(7)

				$(9)

18

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (8%)
6,020,000	Babson CLO Ltd. 144A, 2.13%, 4/20/25 (a)(b)	$6,020
1,750,000	Carlyle Global Market Strategies CLO 2016-1
	Ltd. 144A, 4.33%, 4/20/27 (a)(b)	1,763
97,323	Chase Funding Mortgage Loan Asset-Backed Certificates, 1.43%, 11/25/32 (a)	94
1,695,361	Colony American Homes 2014-1 144A, 1.92%, 5/17/31 (a)(b)	1,696
1,400,217	Colony American Homes 2014-2 144A, 1.71%, 7/17/31 (a)(b)	1,402
1,869,871	Colony American Homes 2015-1 144A, 1.97%, 7/17/32 (a)(b)	1,873
3,182,703	Colony Starwood Homes 2016-2 Trust 144A, 2.02%, 12/17/33 (a)(b)	3,202
6,665,000	Dryden XXII Senior Loan Fund 144A, 2.01%, 8/15/25 (a)(b)	6,665
1,125,000	Eaton Vance CLO 2015-1 Ltd. 144A, 5.23%, 10/20/26 (a)(b)	1,131
2,600,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	2,555
2,870,000	Flatiron CLO 2014-1 Ltd. 144A, 2.92%, 7/17/26 (a)(b)	2,873
1,980,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	1,945
328,655	Invitation Homes 2014-SFR1 Trust 144A, 1.77%, 6/17/31 (a)(b)	329
2,081,348	Invitation Homes 2014-SFR3 Trust 144A, 1.97%, 12/17/31 (a)(b)	2,084
3,122,199	Invitation Homes 2015-SFR3 Trust 144A, 2.07%, 8/17/32 (a)(b)	3,139
1,386,197	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	1,522
1,750,000	LCM XXI LP 144A, 4.53%, 4/20/28 (a)(b)	1,769
86,836	Nelnet Student Loan Trust 2014-2A 144A, 1.05%, 6/25/21 (a)(b)	87
1,750,000	Octagon Investment Partners 26 Ltd. 144A, 4.37%, 4/15/27 (a)(b)	1,756
1,001,653	SLM Student Loan Trust, 1.15%, 7/26/21 (a)	1,001
2,300,000	Symphony CLO XV Ltd. 144A, 2.47%, 10/17/26 (a)(b)	2,312
6,395,000	Tyron Park CLO Ltd. 144A, 2.14%, 7/15/25 (a)(b)	6,389
871,888	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	874
824,120	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (b)	826
1,250,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	1,255

Total Asset Backed (Cost - $54,288)		54,562

Certificate of Deposit (1%)
3,720,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
	1.53%, 8/30/17
	(Cost - $3,720)	3,723

Corporate Bond (46%)
Consumer Cyclical (0%)
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	1,381
1,620,000	General Motors Financial Co. Inc., 3.45%, 1/14/22	1,623

		3,004

Principal or Shares	Security Description	Value (000)

Consumer Non-Cyclical (1%)
2,805,000	Mylan NV, 3.95%, 6/15/26	$2,660
2,000,000	Smithfield Foods Inc. 144A, 4.25%, 2/01/27 (b)	2,025

		4,685

Energy (2%)
2,140,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	2,144
1,960,000	Cenovus Energy Inc., 6.75%, 11/15/39	2,209
1,910,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	2,366
2,055,000	Encana Corp., 3.90%, 11/15/21	2,104
2,575,000	Energy Transfer Partners LP, 5.30%, 4/15/47	2,544
3,115,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	3,073
990,000	Valero Energy Partners LP, 4.38%, 12/15/26	1,004
1,550,000	Williams Partners LP, 3.90%, 1/15/25	1,548

		16,992

Financial (19%)
4,170,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/01/21	4,454
550,000	Air Lease Corp., 4.25%, 9/15/24	562
890,000	Ally Financial Inc., 3.25%, 11/05/18	899
2,045,000	Apollo Management Holdings LP 144A, 4.00%, 5/30/24 (b)	2,060
1,080,000	Ares Capital Corp., 3.63%, 1/19/22	1,058
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (b)	1,382
1,210,000	Barclays PLC, 3.68%, 1/10/23	1,213
2,950,000	Blackstone Holdings Finance Co. LLC 144A, 4.75%, 2/15/23 (b)	3,188
515,000	Block Financial LLC, 4.13%, 10/01/20	528
1,400,000	BNP Paribas SA 144A, 3.80%, 1/10/24 (b)	1,404
4,070,000	Citigroup Inc., 2.90%, 12/08/21	4,061
1,225,000	Citigroup Inc., 4.45%, 9/29/27	1,245
2,650,000	Citizens Bank NA/Providence RI, 2.45%, 12/04/19	2,665
3,170,000	Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (b)	3,230
1,125,000	Compass Bank, 2.75%, 9/29/19	1,120
900,000	Compass Bank, 3.88%, 4/10/25	863
3,770,000	Cooperatieve Rabobank UA/NY, 1.42%, 9/08/17 (a)	3,775
2,865,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (b)	2,875
1,615,000	Credit Suisse Group AG 144A, 3.57%, 1/09/23 (b)	1,610
880,000	Credit Suisse Group AG 144A, 4.28%, 1/09/28 (b)	878
1,200,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	1,196
1,605,000	Crown Castle International Corp., 2.25%, 9/01/21	1,556
2,000,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	2,029
1,610,000	Equinix Inc., 5.75%, 1/01/25	1,707
3,200,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (b)	3,251
2,315,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26	2,401
1,600,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	1,698
1,330,000	FS Investment Corp., 4.25%, 1/15/20	1,340
1,800,000	Goldman Sachs Group Inc., 2.14%, 4/26/22 (a)	1,800
3,050,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	3,066
1,435,000	Goldman Sachs Group Inc., 2.79%, 10/28/27 (a)	1,462

19 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,700,000	Hospitality Properties Trust, 5.25%, 2/15/26	$1,742
2,200,000	HSBC USA Inc., 2.00%, 8/07/18	2,205
1,410,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 6.75%, 2/01/24 (b)	1,409
2,985,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (b)	2,985
3,120,000	Jefferies Group LLC, 4.85%, 1/15/27	3,112
1,760,000	KeyCorp, 2.90%, 9/15/20	1,787
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (b)	3,523
3,500,000	Lloyds Banking Group PLC, 3.75%, 1/11/27	3,448
1,500,000	Massachusetts Mutual Life Insurance Co. 144A, 4.50%, 4/15/65 (b)	1,405
1,440,000	Morgan Stanley, 1.89%, 1/24/19 (a)	1,450
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	2,025
1,700,000	Old Republic International Corp., 4.88%, 10/01/24	1,780
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	2,195
1,470,000	People’s United Bank, 4.00%, 7/15/24	1,454
2,350,000	Prudential Financial Inc., 5.63%, 6/15/43 (a)	2,479
2,000,000	Regions Financial Corp., 3.20%, 2/08/21	2,037
1,580,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	1,569
1,170,000	Santander UK Group Holdings PLC, 3.57%, 1/10/23	1,176
867,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	869
2,525,000	Select Income REIT, 4.50%, 2/01/25	2,438
835,000	Senior Housing Properties Trust, 4.75%, 5/01/24	834
1,045,000	Senior Housing Properties Trust, 6.75%, 4/15/20	1,129
1,500,000	Sirius International Group Ltd. 144A, 4.60%, 11/01/26 (b)	1,424
2,432,000	Sumitomo Mitsui Financial Group Inc., 1.99%, 1/11/22 (a)	2,435
1,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	1,583
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,655
2,675,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)	3,498
2,050,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (b)	2,087
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	3,877
3,140,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	3,150
5,085,000	Welltower Inc, 4.13%, 4/01/19	5,274

		128,610

Industrial (18%)
2,820,000	AbbVie Inc., 3.20%, 5/14/26	2,678
3,000,000	Actavis Funding SCS, 3.45%, 3/15/22	3,040
2,255,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	2,246
950,000	Amgen Inc., 2.25%, 8/19/23	902
1,700,000	Amgen Inc., 5.65%, 6/15/42	1,910

Principal or Shares	Security Description	Value (000)

1,000,000	ARD Finance SA 144A, 7.13%, 9/15/23 (b)	$1,020
2,100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.96%, 12/15/19 (a)(b)	2,139
1,600,000	AT&T Inc., 3.40%, 5/15/25	1,533
2,500,000	AT&T Inc., 4.75%, 5/15/46	2,292
1,590,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 5.50%, 4/01/23 (c)	1,548
1,685,000	Ball Corp., 4.00%, 11/15/23	1,679
2,300,000	Baxalta Inc., 2.88%, 6/23/20	2,325
1,982,000	Caterpillar Financial Services Corp., 1.53%, 1/10/20 (a)	1,989
710,000	CNH Industrial Capital LLC, 3.63%, 4/15/18 (c)	724
3,030,000	Daimler Finance North America LLC 144A, 2.00%, 7/06/21 (b)	2,938
700,000	DaVita Inc., 5.13%, 7/15/24	693
1,590,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.45%, 6/15/23 (b)	1,710
1,560,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 6.02%, 6/15/26 (b)	1,687
1,695,000	Dignity Health, 3.13%, 11/01/22	1,668
1,165,000	Dignity Health, 4.50%, 11/01/42	1,075
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,513
1,600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	1,552
1,980,000	General Motors Financial Co. Inc., 3.10%, 1/15/19	2,009
850,000	General Motors Financial Co. Inc., 3.70%, 5/09/23	845
2,500,000	Harris Corp., 2.70%, 4/27/20	2,500
2,040,000	HCA Inc., 5.88%, 5/01/23	2,178
807,000	Hertz Corp., 6.75%, 4/15/19	805
1,700,000	Hyundai Capital America 144A,
	2.60%, 3/19/20 (b)	1,696
2,370,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,452
2,415,000	Kennametal Inc., 2.65%, 11/01/19	2,392
1,600,000	L Brands Inc., 5.63%, 10/15/23	1,672
1,666,034	Latam Airlines 2015-1 Pass Through Trust A, 4.20%, 11/15/27	1,670
2,260,000	LifePoint Health Inc., 5.50%, 12/01/21	2,318
1,340,000	MDC Holdings Inc., 6.00%, 1/15/43	1,183
2,340,000	Mondelez International Holdings Netherlands BV 144A, 2.00%, 10/28/21 (b)	2,253
1,400,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (b)	1,462
1,000,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (b)	1,029
1,045,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	1,289
3,015,000	Orange SA, 9.00%, 3/01/31	4,572
2,375,000	Perrigo Finance PLC, 3.50%, 12/15/21	2,392
1,750,000	Petsmart Inc. 144A, 7.13%, 3/15/23 (b)	1,724
2,200,000	Pfizer Inc., 7.20%, 3/15/39	3,178
648,135	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	664
2,300,000	Ryder System Inc., 2.50%, 5/11/20	2,305
1,600,000	Sabre GLBL Inc. 144A, 5.38%, 4/15/23 (b)	1,635

20

Principal or Shares	Security Description	Value (000)

1,485,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	$1,444
570,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	545
2,500,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (b)	2,357
4,060,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	3,939
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (b)	5,298
2,455,000	Tech Data Corp., 4.95%, 2/15/27	2,451
1,475,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	1,407
2,355,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	2,139
650,000	Time Warner Inc., 2.95%, 7/15/26	601
2,000,000	Time Warner Inc., 3.60%, 7/15/25	1,964
1,000,000	T-Mobile USA Inc., 6.25%, 4/01/21	1,039
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	2,113
2,195,000	Tribune Media Co., 5.88%, 7/15/22	2,228
710,000	United Rentals North America Inc., 5.75%, 11/15/24	753
1,500,000	Universal Health Services Inc. 144A, 5.00%, 6/01/26 (b)	1,500
5,980,000	Verizon Communications Inc., 2.63%, 8/15/26 (c)	5,436
1,843,000	WestRock MWV LLC, 7.95%, 2/15/31	2,447

		122,745

Technology (2%)
2,970,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 3.88%, 1/15/27 (b)	2,953
2,650,000	Hewlett Packard Enterprise Co., 4.90%, 10/15/25	2,764
3,000,000	Hewlett Packard Enterprise Co., 6.20%, 10/15/35	3,192
2,430,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24 (b)	2,414

		11,323

Telecommunication (0%)
3,000,000	AT&T Inc., 5.25%, 3/01/37	2,986

Utility (4%)
806,598	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (b)	848
2,000,000	BP Capital Markets PLC, 4.50%, 10/01/20	2,151
1,170,000	Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	1,136
3,200,000	Ecopetrol SA, 5.88%, 5/28/45	2,845
1,690,000	Emera U.S. Finance LP, 2.70%, 6/15/21	1,679
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,407
1,416,262	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	1,423
1,640,000	Fortis Inc./Canada 144A, 3.06%, 10/04/26 (b)	1,536
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	2,160
2,215,000	National Oilwell Varco Inc., 2.60%, 12/01/22	2,083
4,030,000	Sinopec Capital 2013 Ltd. 144A,
	1.88%, 4/24/18 (b)	4,019

Principal or Shares	Security Description	Value (000)

4,800,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21 (b)	$4,606
1,055,000	Southeast Supply Header LLC 144A, 4.25%, 6/15/24 (b)	1,021
1,350,000	Valero Energy Corp., 6.63%, 6/15/37	1,602

		29,516

Total Corporate Bond (Cost - $319,045)		319,861

FDIC Guaranteed (0%)
327,976	FDIC Structured Sale Guaranteed Notes 144A, 1.50%, 12/04/20 (a)(b) (Cost - $329)	328

Foreign Government (6%)
2,260,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (b)	2,365
2,790,000	Brazilian Government International Bond, 2.63%, 1/05/23	2,546
1,960,000	Colombia Government International Bond, 3.88%, 4/25/27	1,923
1,200,000	Colombia Government International Bond, 5.00%, 6/15/45	1,174
2,100,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	2,362
1,470,000	Indonesia Government International Bond 144A, 3.75%, 4/25/22 (b)	1,494
1,940,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28 EUR (b)(d)	2,200
2,615,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (b)	2,924
2,515,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	2,610
3,920,000	Mexico Government International Bond, 3.63%, 3/15/22	3,967
2,720,000	Panama Government International Bond, 5.20%, 1/30/20	2,944
3,005,000	Peruvian Government International Bond, 4.13%, 8/25/27 (c)	3,197
2,180,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	2,267
2,800,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (b)(c)	2,899
2,340,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (b)	2,236
2,330,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	2,587

Total Foreign Government (Cost - $39,457)		39,695

Mortgage Backed (30%)
1,277,986	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)(b)	1,231
385,129	Fannie Mae Connecticut Avenue Securities, 1.72%, 5/25/24 (a)	385
451,125	Fannie Mae Connecticut Avenue Securities, 1.97%, 7/25/24 (a)	452
508,995	Fannie Mae Connecticut Avenue Securities, 1.97%, 5/25/25 (a)	509
3,972,965	Fannie Mae Connecticut Avenue Securities, 2.07%, 4/25/29 (a)	3,992

21 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,111,275	Fannie Mae Connecticut Avenue Securities, 2.12%, 1/25/29 (a)	$1,118
2,996,606	Fannie Mae Connecticut Avenue Securities, 2.22%, 1/25/29 (a)	3,022
1,861,571	Fannie Mae Connecticut Avenue Securities, 2.72%, 8/25/28 (a)	1,880
342,241	Fannie Mae Connecticut Avenue Securities, 2.77%, 10/25/23 (a)	346
1,228,023	Fannie Mae Connecticut Avenue Securities, 2.97%, 10/25/28 (a)	1,244
1,500,000	Fannie Mae Connecticut Avenue Securities 144A, 4.32%, 7/25/29 (a)(b)	1,518
895,000	Fannie Mae Connecticut Avenue Securities, 5.02%, 1/25/29 (a)	949
1,050,000	Fannie Mae Connecticut Avenue Securities, 5.22%, 1/25/29 (a)	1,119
1,500,000	Fannie Mae Connecticut Avenue Securities, 6.47%, 4/25/28 (a)	1,680
1,500,000	Fannie Mae Connecticut Avenue Securities, 6.77%, 9/25/28 (a)	1,710
1,750,000	Fannie Mae Connecticut Avenue Securities,
	11.02%, 1/25/29 (a)	2,014
500,000	Fannie Mae Connecticut Avenue Securities, 11.24%, 1/25/29 (a)	585
1,700,000	Fannie Mae Connecticut Avenue Securities, 13.02%, 9/25/28 (a)	2,192
5,070,790	FH 2B5447 ARM, 2.75%, 7/01/46 (a)	5,173
17,260,000	FN, 3.00%, 30YR TBA (e)	17,086
6,850,000	FN, 3.00%, 15YR TBA (e)	7,028
11,360,000	FN, 3.50%, 30YR TBA (e)	11,609
19,530,000	FN, 4.00%, 30YR TBA (e)	20,490
2,403,207	FN 254766 30YR, 5.00%, 6/01/33	2,632
2,610,499	FN 725423 30YR, 5.50%, 5/01/34	2,922
1,551,390	FN 725424 30YR, 5.50%, 4/01/34	1,738
162,358	FN 725425 30YR, 5.50%, 4/01/34	182
3,089,710	FN 745418 30YR, 5.50%, 4/01/36	3,452
2,532,054	FN 995203 30YR, 5.00%, 7/01/35	2,772
2,202,506	FN AJ7689 30YR, 4.00%, 12/01/41	2,317
623,622	FN AQ7920 30YR, 3.00%, 12/01/42	621
10,469,264	FN AS7170 30YR, 3.50%, 5/01/46	10,709
8,947,854	FN AS7253 30YR, 4.50%, 5/01/46	9,635
9,391,066	FN AS7855 15YR, 2.00%, 9/01/31	9,128
3,840,985	FN AX3596 15YR, 3.00%, 7/01/27	3,955
8,558,145	FN AZ3791 30YR, 3.00%, 3/01/46	8,480
8,221,118	FN BE6489 30YR, 4.50%, 1/01/47	8,853
4,532,547	Freddie Mac Gold Pool Q12837 30YR, 3.00%, 11/01/42	4,513
853,008	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.87%, 5/25/25 (a)	855
2,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.07%, 4/25/29 (a)	2,301
496,116	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.22%, 11/25/23 (a)	498
1,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.97%, 2/25/24 (a)	1,434
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.78%, 7/25/29 (a)	1,250

Principal or Shares	Security Description	Value (000)

1,699,597	Freddie Mac Structured Agency Credit Risk Debt Notes, 12.02%, 12/25/28 (a)	$2,077
9,230,000	G2, 3.00%, 30YR TBA (e)	9,310
196,076	G2 5140 30YR, 4.50%, 8/20/41	212
1,696,056	G2 5175 30YR, 4.50%, 9/20/41	1,837
2,175,268	G2 5258 30YR, 3.50%, 12/20/41	2,263
4,982,990	G2 MA3737 30YR, 4.00%, 6/20/46	5,276
2,082,134	GN 745187 30YR, 4.50%, 7/15/40	2,268
1,912,555	GN AA5452 30YR, 3.50%, 7/15/42	1,994
115,093	Harborview Mortgage Loan Trust, 3.46%, 1/19/35 (a)	109
321,732	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	284
2,799,544	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)(b)	2,823
4,561,807	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 1.27%, 5/25/33 (a)(b)	4,420
41,832	Landmark Mortgage Securities PLC, 0.59%, 6/17/38 GBP (a)(d)	52
32,656	Morgan Stanley Mortgage Loan Trust, 2.83%, 7/25/34 (a)	33
941,802	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(b)	984
1,505,196	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (a)(b)	1,530
409,926	Prime Mortgage Trust, 5.00%, 10/25/35	406
1,870,264	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,558
60,001	Sequoia Mortgage Trust, 1.58%, 10/20/27 (a)	59
6,260	Structured Asset Mortgage Investments Trust 2003-CL1, 4.18%, 7/25/32 (a)	6
5,485	Structured Asset Securities Corp. Mortgage Pass Through Certificates 2002-16A, 0.00%, 8/25/32 (a)	3
733,737	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 2.62%, 7/25/37 (a)	606
2,750,000	Wells Fargo Commercial Mortgage Trust 2015-Lc22, 3.84%, 9/15/58	2,886

Total Mortgage Backed (Cost - $206,842)		206,575

Municipal (2%)
2,460,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (b)	2,465
6,730,000	Peralta Community College District, 0.72%, 8/05/20 (a)	6,730
2,910,000	San Francisco City & County Airport Comm-San Francisco International Airport, 5.00%, 5/01/39	3,135
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	793
1,495,000	State of California, 7.55%, 4/01/39	2,202
1,000,000	State of Washington, 1.70%, 7/01/20	984
365,000	University of California, 3.26%, 5/15/24	372

Total Municipal (Cost - $15,954)		16,681

U.S. Treasury (13%)
19,585,000	U.S. Treasury Note, 0.75%, 1/31/18	19,562
10,887,000	U.S. Treasury Note, 1.63%, 4/30/23	10,543
20,230,000	U.S. Treasury Note, 1.75%, 11/30/21	20,102

22

Principal or Shares	Security Description	Value (000)

8,600,000	U.S. Treasury Note, 2.00%, 11/15/26	$8,266
11,890,000	U.S. Treasury Note, 2.88%, 8/15/45	11,463
21,155,000	U.S. Treasury Note, 2.88%, 11/15/46	20,428

Total U.S. Treasury (Cost - $91,682)		90,364

Investment Company (7%)
10,731,383	Payden Cash Reserves Money Market Fund *	10,731
1,636,332	Payden Emerging Markets Corporate Bond Fund, SI Class *	16,314
646,094	Payden Emerging Markets Local Bond Fund, Investor Class *	4,310
1,522,172	Payden Floating Rate Fund, SI Class *	15,267

Total Investment Company (Cost - $48,730)		46,622

Total Investments (Cost - $780,047) (113%)		778,411
Liabilities in excess of Other Assets (-13%)		(89,421)

Net Assets (100%)		$688,990

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $8,251 and the total market value of the collateral held by the Fund is $8,561. Amounts in 000s.
(d)	Principal in foreign currency.
(e)	Security was purchased on a delayed delivery basis.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liabilities:
3/13/2017	British Pound (Sell 4,556)	Royal Bank of Canada	$(183)
4/12/2017	Canadian Dollar (Sell 10,086)	Barclays Bank PLC	(96)
2/8/2017	Euro (Sell 2,042)	Citibank, N.A.	(37)
3/13/2017	Euro (Sell 2,621)	Goldman Sachs	(122)
3/13/2017	Euro (Sell 5,246)	Royal Bank of Canada	(73)

			$(511)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
295	90-Day Eurodollar Future	Jun-18	$72,463	$(34)
295	90-Day Eurodollar Future	Sep-18	(72,382)	36
118	Euro-Bund Future	Mar-17	(20,652)	76
150	U.S. 10 Year Ultra Future	Mar-17	(20,123)	123
1	U.S. Long Bond Future	Mar-17	(151)	(1)
113	U.S. Treasury 10 Year Note Future	Mar-17	(14,065)	149

				$349

23 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
691,250	J.C. Penney Corp., Inc. Term Loan B 1L, 5.25%, 6/23/23 (Cost - $ 688)	$691

Corporate Bond (98%)
Consumer Cyclical (7%)
800,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (b)	831
800,000	CK Hutchison International 16 Ltd. 144A, 1.88%, 10/03/21 (b)	770
1,239,012	Continental Airlines 2007-1 Class B Pass Through Trust, 6.90%, 4/19/22	1,303
730,000	Ford Motor Co., 7.45%, 7/16/31	916
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	582
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	399
750,000	General Motors Financial Co. Inc., 2.35%, 10/04/19	744
500,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	504
475,000	General Motors Financial Co. Inc., 3.70%, 5/09/23	472
315,000	Newell Brands Inc., 5.38%, 4/01/36	354
1,000,000	Petsmart Inc. 144A, 7.13%, 3/15/23 (b)	985
805,000	PulteGroup Inc., 5.00%, 1/15/27	795

		8,655

Consumer Non-Cyclical (12%)
600,000	Amgen Inc., 5.65%, 6/15/42	674
135,000	Block Financial LLC, 4.13%, 10/01/20	138
700,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	681
500,000	Central American Bottling Corp. 144A, 5.75%, 1/31/27 (b)	505
1,000,000	Dairy Farmers of America Inc. 144A, 7.13% (b)	1,067
110,000	Dignity Health, 3.13%, 11/01/22	108
740,000	Dignity Health, 4.50%, 11/01/42	683
350,000	Lamb Weston Holdings Inc. 144A, 4.63%, 11/01/24 (b)	352
650,000	Mallinckrodt International Finance SA, 3.50%, 4/15/18	650
1,060,000	Mondelez International Holdings Netherlands BV 144A, 2.00%, 10/28/21 (b)	1,021
570,000	Mylan NV, 3.95%, 6/15/26	541
550,000	Mylan NV, 5.25%, 6/15/46	519
250,000	Nature’s Bounty Co. 144A, 7.63%, 5/15/21 (b)	262
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	216
945,000	Pfizer Inc., 7.20%, 3/15/39	1,365
640,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	622
1,130,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	1,081
590,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (b)	556
1,450,000	Smithfield Foods Inc. 144A, 4.25%, 2/01/27 (b)	1,468
910,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	868

Principal or Shares	Security Description	Value (000)

420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	$357
700,000	Tingyi Cayman Islands Holding Corp., 3.88%, 6/20/17	706
1,145,000	Transurban Finance Co. Pty Ltd. 144A, 3.38%, 3/22/27 (b)	1,089
600,000	Universal Health Services Inc. 144A, 5.00%, 6/01/26 (b)	600

		16,129

Energy (17%)
985,000	Alberta Energy Co. Ltd., 7.38%, 11/01/31	1,170
408,301	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (b)	429
935,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	937
575,000	Cenovus Energy Inc., 6.75%, 11/15/39	648
960,000	Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	932
850,000	ConocoPhillips, 6.50%, 2/01/39	1,075
1,375,000	Ecopetrol SA, 5.88%, 5/28/45	1,222
835,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	1,034
1,000,000	Energy Transfer Partners LP, 4.15%, 10/01/20	1,046
500,000	Energy Transfer Partners LP, 5.30%, 4/15/47	494
1,365,000	EnLink Midstream Partners LP, 5.60%, 4/01/44	1,347
1,200,000	EQT Midstream Partners LP, 4.13%, 12/01/26	1,183
355,000	Kerr-McGee Corp., 6.95%, 7/01/24	426
250,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (b)	269
550,000	Nabors Industries Inc. 144A, 5.50%, 1/15/23 (b)	578
1,000,000	National Oilwell Varco Inc., 2.60%, 12/01/22	941
375,000	Noble Holding International Ltd., 7.75%, 1/15/24 (c)	374
2,150,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21 (b)	2,063
350,000	Suncor Energy Inc., 6.85%, 6/01/39	462
600,000	Tesoro Corp. 144A, 4.75%, 12/15/23 (b)	619
675,000	Ultrapar International SA 144A, 5.25%, 10/06/26 (b)	666
350,000	Valero Energy Corp., 6.63%, 6/15/37	415
430,000	Valero Energy Partners LP, 4.38%, 12/15/26	436
965,000	Western Gas Partners LP, 5.45%, 4/01/44	1,009
1,050,000	Williams Companies Inc., 7.88%, 9/01/21	1,228
700,000	Williams Partners LP, 3.90%, 1/15/25	699
625,000	Williams Partners LP, 4.00%, 9/15/25	630

		22,332

Financial (39%)
1,820,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/01/21	1,944
170,000	Air Lease Corp., 4.25%, 9/15/24	174
750,000	Ally Financial Inc., 3.25%, 2/13/18	760
700,000	Aon Corp., 6.25%, 9/30/40	850
875,000	Ares Capital Corp., 3.63%, 1/19/22	857
500,000	Ares Capital Corp., 4.88%, 11/30/18	523
1,200,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (b)	1,216
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (b)	835
700,000	Bank of America Corp., 3.50%, 4/19/26	689

24

Principal or Shares	Security Description	Value (000)

600,000	Bank of America Corp., 4.00%, 1/22/25	$600
740,000	Barclays PLC, 3.68%, 1/10/23	742
1,170,000	Blackstone Holdings Finance Co. LLC 144A, 4.75%, 2/15/23 (b)	1,264
500,000	BNP Paribas SA 144A, 3.80%, 1/10/24 (b)	502
1,000,000	Capital One Financial Corp., 3.75%, 7/28/26	968
585,000	Capital One NA/Mclean VA, 2.19%, 1/30/23 (d)	587
1,300,000	Care Capital Properties LP 144A, 5.13%, 8/15/26 (b)	1,259
750,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (b)	758
1,300,000	Citigroup Inc., 2.90%, 12/08/21	1,297
1,265,000	Citigroup Inc., 4.45%, 9/29/27	1,285
210,000	Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (b)	214
1,240,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (b)	1,244
250,000	Credit Suisse Group AG 144A, 3.57%, 1/09/23 (b)	249
405,000	Credit Suisse Group AG 144A, 4.28%, 1/09/28 (b)	404
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	504
710,000	Crown Castle International Corp., 2.25%, 9/01/21	688
625,000	Digital Realty Trust LP, 3.40%, 10/01/20	638
500,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	507
750,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (b)	762
700,000	Fifth Third Bank/Cincinnati OH, 3.85%, 3/15/26	704
1,030,000	First Midwest Bancorp Inc./IL, 5.88%, 9/29/26	1,068
950,000	First Republic Bank/CA, 4.38%, 8/01/46	872
1,400,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	1,486
640,000	FS Investment Corp., 4.25%, 1/15/20	645
800,000	Goldman Sachs Group Inc., 2.14%, 4/26/22 (d)	800
600,000	Goldman Sachs Group Inc., 2.63%, 4/25/21	597
600,000	Goldman Sachs Group Inc., 2.79%, 10/28/27 (d)	611
500,000	Goldman Sachs Group Inc., 6.45%, 5/01/36	596
500,000	Hospitality Properties Trust, 4.50%, 3/15/25	489
225,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 6.25%, 2/01/22 (b)	227
300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 6.75%, 2/01/24 (b)	300
1,185,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19 (b)	1,185
1,355,000	Jefferies Group LLC, 4.85%, 1/15/27	1,352
440,000	Kimco Realty Corp., 3.40%, 11/01/22	447
1,545,000	Lloyds Banking Group PLC, 3.75%, 1/11/27	1,522
300,000	Macquarie Bank Ltd. 144A, 4.88%, 6/10/25 (b)	306
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (b)	574
470,000	Massachusetts Mutual Life Insurance Co. 144A, 8.88%, 6/01/39 (b)	723
1,285,000	Morgan Stanley, 2.21%, 1/20/22 (d)	1,292
800,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	1,246

Principal or Shares	Security Description	Value (000)

500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (b)	$670
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	681
340,000	People’s United Bank, 4.00%, 7/15/24	336
325,000	Prudential Financial Inc., 5.63%, 6/15/43 (d)	343
860,000	Raymond James Financial Inc., 3.63%, 9/15/26	844
1,100,000	Regions Financial Corp., 3.20%, 2/08/21	1,120
430,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	427
505,000	Santander UK Group Holdings PLC, 3.57%, 1/10/23	508
470,000	Select Income REIT, 4.50%, 2/01/25	454
700,000	Senior Housing Properties Trust, 3.25%, 5/01/19	705
230,000	Senior Housing Properties Trust, 6.75%, 4/15/20	249
690,000	Sirius International Group Ltd. 144A, 4.60%, 11/01/26 (b)	655
725,000	Spirit Realty LP 144A, 4.45%, 9/15/26 (b)	696
900,000	Starwood Property Trust Inc. 144A, 5.00%, 12/15/21 (b)	917
700,000	Sumitomo Mitsui Financial Group Inc., 2.06%, 7/14/21	677
105,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	104
250,000	Synchrony Financial, 2.70%, 2/03/20	251
250,000	Synchrony Financial, 3.75%, 8/15/21	257
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (b)	596
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	867
1,300,000	VEREIT Operating Partnership LP, 3.00%, 2/06/19	1,304

		52,023

Industrial (5%)
1,345,000	CNH Industrial Capital LLC, 3.88%, 10/15/21	1,340
450,000	Keysight Technologies Inc., 3.30%, 10/30/19	457
350,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.05%, 1/09/20 (b)	355
1,485,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,441
825,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (b)	803
1,075,000	Tech Data Corp., 4.95%, 2/15/27	1,073
445,000	WestRock MWV LLC, 7.95%, 2/15/31	591

		6,060

Material (1%)
600,000	CF Industries Inc. 144A, 4.50%, 12/01/26 (b)	601
155,000	Dow Chemical Co., 9.40%, 5/15/39	245
600,000	Goldcorp Inc., 3.70%, 3/15/23	608

		1,454

Technology (6%)
1,210,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 3.63%, 1/15/24 (b)	1,213
1,280,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 3.88%, 1/15/27 (b)	1,273
635,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.45%, 6/15/23 (b)	683

25 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

280,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 8.10%, 7/15/36 (b)	$339
835,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 8.35%, 7/15/46 (b)	1,046
500,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	517
400,000	Electronic Arts Inc., 3.70%, 3/01/21	414
500,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	514
1,735,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24 (b)	1,723

		7,722

Telecommunication (7%)
475,000	21st Century Fox America Inc., 9.50%, 7/15/24	629
1,500,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	1,494
970,000	AT&T Inc., 3.60%, 2/17/23	976
1,000,000	AT&T Inc., 4.50%, 5/15/35	943
330,000	AT&T Inc., 4.50%, 3/09/48	289
700,000	AT&T Inc., 5.25%, 3/01/37	697
600,000	Comcast Corp., 4.40%, 8/15/35	622
400,000	Orange SA, 9.00%, 3/01/31	607
390,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	391
570,000	Time Warner Cable LLC, 5.88%, 11/15/40	615
900,000	Tribune Media Co., 5.88%, 7/15/22	913
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	956
280,000	Verizon Communications Inc., 4.86%, 8/21/46	270

		9,402

Utility (4%)
400,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	411
250,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	314
1,300,000	Dominion Resources Inc./VA, 2.85%, 8/15/26	1,219
500,000	Dominion Resources Inc./VA, 4.10%, 4/01/21	520
650,000	Duke Energy Corp., 3.75%, 9/01/46	592
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	502
740,000	Fortis Inc./Canada 144A, 3.06%, 10/04/26 (b)	693
1,150,000	Indianapolis Power & Light Co. 144A, 4.05%, 5/01/46 (b)	1,098
388,473	Solar Star Funding LLC 144A, 3.95%, 6/30/35 (b)	355

		5,704

Total Corporate Bond (Cost - $129,369)		129,481

Foreign Government (1%)
800,000	Saudi Government International Bond 144A, 4.50%, 10/26/46 (b)
	(Cost - $784)	784

Mortgage Backed (0%)
500,000	Fannie Mae Connecticut Avenue Securities, 5.02%, 1/25/29 (d)
	(Cost - $500)	531

Principal or Shares	Security Description	Value (000)

Investment Company (2%)
3,011,364	Payden Cash Reserves Money Market Fund *
	(Cost - $3,011)	$ 3,011

Total Investments (Cost - $134,352) (102%)		134,498

Liabilities in excess of Other Assets (-2%)		(2,569)

Net Assets (100%)		$131,929

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $374 the total market value of the collateral held by the Fund is $386. Amounts in 000s.
(d)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)
Liabilities:
3/13/2017	Euro	Bank of America N.A.	$(13)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
51	90-Day Eurodollar Future	Jun-18	$12,527	$—
51	90-Day Eurodollar Future	Sep-18	(12,513)	—
79	U.S. 10 Year Ultra Future	Mar-17	(10,598)	6
20	U.S. Long Bond Future	Mar-17	3,017	6
49	U.S. Treasury 10 Year Note Future	Mar-17	6,099	(31)
2	U.S. Treasury 5 Year Note Future	Mar-17	(236)	(1)
7	U.S. Ultra Bond Future	Mar-17	1,125	(3)

				$(23)

26

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (10%)
1,250,000	Apidos CLO 144A, 2.17%, 4/15/25 (a)(b)	$1,250
500,000	Carlyle Global Market Strategies CLO 2016-1 Ltd. 144A, 4.33%, 4/20/27 (a)(b)	504
289,700	Colony American Homes 2014-2 144A, 1.71%, 7/17/31 (a)(b)	290
994,612	Colony American Homes 2015-1 144A, 1.97%, 7/17/32 (a)(b)	996
927,790	Countrywide Asset-Backed Certificates, 4.91%, 10/25/46 (a)	870
500,000	Eaton Vance CLO 2015-1 Ltd. 144A, 5.23%, 10/20/26 (a)(b)	503
650,000	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	639
535,023	Invitation Homes 2013-SFR1 Trust 144A, 1.92%, 12/17/30 (a)(b)	535
599,312	Invitation Homes 2014-SFR1 Trust 144A, 1.77%, 6/17/31 (a)(b)	600
242,814	Invitation Homes 2014-SFR2 Trust 144A, 1.87%, 9/17/31 (a)(b)	243
545,115	Invitation Homes 2014-SFR3 Trust 144A, 1.97%, 12/17/31 (a)(b)	546
687,277	Invitation Homes 2015-SFR3 Trust 144A, 2.07%, 8/17/32 (a)(b)	691
400,000	LCM XX LLC 144A, 4.78%, 10/20/27 (a)(b)	404
500,000	LCM XXI LP 144A, 4.53%, 4/20/28 (a)(b)	505
500,000	Octagon Investment Partners 26 Ltd. 144A, 4.37%, 4/15/27 (a)(b)	502
1,000,000	Octagon Investment Partners XIX Ltd. 144A, 2.54%, 4/15/26 (a)(b)	1,001
1,000,000	Symphony CLO XV Ltd. 144A, 2.47%, 10/17/26 (a)(b)	1,005
1,250,000	Venture XVII CLO Ltd. 144A, 2.50%, 7/15/26 (a)(b)	1,250
404,805	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	406
206,030	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (b)	207
800,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	803

Total Asset Backed (Cost - $13,659)		13,750

Bank Loans(c) (8%)
398,056	Akorn Inc. Term Loan B 1L, 5.25%, 4/16/21	403
509,594	Albertson’s LLC Term Loan B4 1L, 3.78%, 8/23/21	513
422,122	Allison Transmission Inc. Term Loan B 1L, 3.28%, 9/23/22	427
528,854	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	535
500,000	Berry Plastics Group Inc. Term Loan G 1L, 3.50%, 1/06/21	503
653,216	Burlington Coat Factory Warehouse Corp. Term Loan B4 1L, 3.53%, 8/13/21	656
489,907	CDW LLC/CDW Finance Corp. Term loan B 1L, 3.25%, 8/12/23	494
487,500	DaVita Inc. Term Loan B 1L, 3.53%, 6/24/21	494
464,773	Libbey Glass Inc. Term Loan B 1L, 3.77%, 4/09/21	468

Principal or Shares	Security Description	Value (000)

399,561	Michaels Stores Inc. Term Loan B1 1L, 3.75%, 1/28/23	$398
495,000	Petco Animal Supplies Inc. Tearm Loan B1 1L, 5.00%, 1/26/23	489
589,500	Petsmart Inc. Term Loan B 1L, 4.00%, 3/10/22	585
2,493,750	Revlon Consumer Products Corp. Term Loan B 1L, 4.25%, 9/07/23	2,518
487,617	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	491
593,970	Trinseo Materials Finance Inc. Term Loan B 1L, 4.25%, 11/05/21	602
273,214	Vantiv LLC Term Loan B 1L, 3.27%, 10/06/23	276
291,667	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	294

Total Bank Loans (Cost - $10,031)		10,146

Corporate Bond (46%)
Consumer Cyclical (1%)
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	628
705,000	General Motors Financial Co. Inc., 2.57%, 1/14/22 (a)	714

		1,342

Consumer Non-Cyclical (1%)
850,000	Abbott Laboratories, 3.40%, 11/30/23	850
635,000	Mylan NV, 3.15%, 6/15/21	627
275,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	276

		1,753

Energy (0%)
500,000	MEG Energy Corp. 144A, 6.50%, 1/15/25 (b)(d)	506

Financial (16%)
400,000	Aircastle Ltd., 5.50%, 2/15/22	422
200,000	Alexandria Real Estate Equities Inc., 2.75%, 1/15/20	200
410,000	Ally Financial Inc., 3.25%, 11/05/18	414
475,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 2.70%, 9/09/18 (b)	480
275,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (b)	284
270,000	Barclays PLC, 3.68%, 1/10/23	271
585,000	BBVA Banco Continental SA 144A, 3.25%, 4/08/18 (b)	596
305,000	BNP Paribas SA 144A, 3.80%, 1/10/24 (b)	306
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	302
360,000	Carlyle Holdings Finance LLC 144A, 3.88%, 2/01/23 (b)	364
750,000	Citigroup Inc., 2.90%, 12/08/21	748
375,000	Citigroup Inc., 4.45%, 9/29/27	381
130,000	Citigroup Inc., 6.13%, 12/29/49 (a)(d)	137
750,000	Citizens Bank NA/Providence RI, 2.55%, 5/13/21	748
960,000	Cooperatieve Rabobank UA/NY, 1.42%, 9/08/17 (a)	961
615,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (b)	617
600,000	Credit Suisse Group AG 144A, 3.57%, 1/09/23 (b)	598
415,000	Crown Castle International Corp., 2.25%, 9/01/21	402
400,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	406

27 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

400,000	E*TRADE Financial Corp., 5.38%, 11/15/22	$424
420,000	Equinix Inc., 5.75%, 1/01/25	445
850,000	Export-Import Bank of India, 3.88%, 10/02/19	882
770,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	817
235,000	FS Investment Corp., 4.25%, 1/15/20	237
1,135,000	Goldman Sachs Group Inc., 2.14%, 4/26/22 (a)	1,135
100,000	Goldman Sachs Group Inc., 5.30%, 12/29/49 (a)	98
225,000	Hospitality Properties Trust, 4.50%, 3/15/25	220
530,000	HSBC USA Inc., 2.00%, 8/07/18	531
280,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 6.75%, 2/01/24 (b)	280
360,000	KeyCorp, 2.90%, 9/15/20	366
630,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	630
150,000	Macquarie Group Ltd. 144A, 3.00%, 12/03/18 (b)	152
235,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	233
600,000	Pacific LifeCorp 144A, 6.00%, 2/10/20 (b)	648
950,000	QBE Insurance Group Ltd. 144A, 2.40%, 5/01/18 (b)	954
600,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	596
250,000	Santander UK Group Holdings PLC, 3.57%, 1/10/23	251
168,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (b)	168
350,000	Select Income REIT, 4.50%, 2/01/25	338
450,000	Senior Housing Properties Trust, 4.75%, 5/01/24	449
160,000	Senior Housing Properties Trust, 6.75%, 4/15/20	173
245,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (b)	242
550,000	SunTrust Bank/Atlanta GA, 2.25%, 1/31/20	551
300,000	Synchrony Financial, 1.88%, 8/15/17	300
150,000	Synchrony Financial, 3.75%, 8/15/21	154
400,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (b)	407
455,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	457
165,000	Vornado Realty LP, 2.50%, 6/30/19	166
500,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (b)	506

		21,447

Industrial (23%)
180,000	AbbVie Inc., 2.30%, 5/14/21	177
300,000	AbbVie Inc., 2.50%, 5/14/20	302
300,000	AbbVie Inc., 3.20%, 11/06/22	301
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19 MXN (e)	402
223,488	American Airlines 2013-2 Class B Pass Through Trust 144A, 5.60%, 7/15/20 (b)	232
300,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21 (d)	310
700,000	Amgen Inc., 3.63%, 5/15/22	724

Principal or Shares	Security Description	Value (000)

200,000	ARD Finance SA 144A, 7.13%, 9/15/23 (b)	$204
350,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.96%, 12/15/19 (a)(b)	357
800,000	AT&T Inc., 3.40%, 5/15/25	767
600,000	BAE Systems Holdings Inc. 144A, 2.85%, 12/15/20 (b)	608
440,000	Ball Corp., 4.00%, 11/15/23	438
350,000	Baxalta Inc., 2.88%, 6/23/20	354
500,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	486
300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/01/23	315
300,000	CenturyLink Inc., 6.45%, 6/15/21	320
400,000	CF Industries Inc., 6.88%, 5/01/18	422
145,000	CNH Industrial Capital LLC, 3.63%, 4/15/18 (d)	148
430,000	CommScope Inc. 144A, 5.00%, 6/15/21 (b)	443
500,000	Dana Inc., 5.38%, 9/15/21	521
755,000	Danone SA 144A, 2.59%, 11/02/23 (b)	730
565,000	Darden Restaurants Inc., 6.80%, 10/15/37	662
300,000	DaVita Inc., 5.13%, 7/15/24	297
1,265,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21 (b)	1,318
500,000	DISH DBS Corp., 5.88%, 11/15/24	508
300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (b)	307
720,000	Dow Chemical Co., 3.50%, 10/01/24	725
450,000	GATX Corp., 2.50%, 3/15/19	454
149,000	Hertz Corp., 6.75%, 4/15/19	149
300,000	HPHT Finance 15 Ltd. 144A, 2.25%, 3/17/18 (b)	300
500,000	Keysight Technologies Inc., 3.30%, 10/30/19	508
400,000	L Brands Inc., 5.63%, 10/15/23	418
347,487	Latam Airlines 2015-1 Pass Through Trust A, 4.20%, 11/15/27	348
420,000	Level 3 Communications Inc., 5.75%, 12/01/22	436
400,000	Levi Strauss & Co., 6.88%, 5/01/22	418
470,000	LifePoint Health Inc., 5.50%, 12/01/21	482
450,000	Martin Marietta Materials Inc., 2.10%, 6/30/17 (a)	451
590,000	Mondelez International Holdings Netherlands BV 144A, 2.00%, 10/28/21 (b)	568
280,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (b)	292
300,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (b)	309
430,000	Orange SA, 1.63%, 11/03/19	423
250,000	Orange SA, 9.00%, 3/01/31	379
500,000	Party City Holdings Inc. 144A, 6.13%, 8/15/23 (b)	512
475,000	Pernod Ricard SA 144A, 4.25%, 7/15/22 (b)	499
300,000	Perrigo Co. PLC, 2.30%, 11/08/18	301
500,000	Regal Entertainment Group, 5.75%, 3/15/22	521
230,000	Ryder System Inc., 2.50%, 5/11/20	231
555,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	540
435,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	416
885,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	859
400,000	SoftBank Group Corp. 144A, 4.50%, 4/15/20 (b)	411

28

Principal or Shares	Security Description	Value (000)

480,000	Solvay Finance America LLC 144A, 3.40%, 12/03/20 (b)	$490
400,000	Sonic Automotive Inc., 5.00%, 5/15/23 (d)	388
500,000	Southwest Airlines Co., 2.75%, 11/06/19	509
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	308
355,000	Tech Data Corp., 3.70%, 2/15/22	355
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	305
450,000	Tesco PLC 144A, 5.50%, 11/15/17 (b)	461
730,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	696
500,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	510
500,000	Time Warner Cable LLC., 6.75%, 7/01/18	532
680,000	Time Warner Inc., 4.70%, 1/15/21	729
300,000	T-Mobile USA Inc., 6.25%, 4/01/21	312
600,000	United Rentals North America Inc., 5.88%, 9/15/26	626
825,000	Verizon Communications Inc., 4.13%, 8/15/46	713
640,000	Verizon Communications Inc., 5.15%, 9/15/23	708
370,000	Walgreens Boots Alliance Inc., 2.60%, 6/01/21	370
165,000	WestRock MWV LLC, 7.38%, 9/01/19	185
675,000	Zimmer Biomet Holdings Inc., 2.00%, 4/01/18	677

		31,477

Technology (1%)
535,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 3.63%, 1/15/24 (b)	536
565,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 3.88%, 1/15/27 (b)	562
485,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24 (b)	482

		1,580

Telecommunication (1%)
600,000	AT&T Inc., 3.80%, 3/01/24	599

Utility (3%)
550,000	Colorado Interstate Gas Co. LLC / Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	534
750,000	Dominion Resources Inc./VA, 1.90%, 6/15/18	750
820,000	Ecopetrol SA, 5.88%, 9/18/23	877
430,000	Emera U.S. Finance LP, 2.70%, 6/15/21	427
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	502
525,000	KazMunayGas National Co. JSC 144A, 6.38%, 4/09/21 (b)	573
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (b)	874
114,000	TransAlta Corp., 1.90%, 6/03/17	114

		4,651

Total Corporate Bond (Cost - $63,687)		63,355

Foreign Government (9%)
650,000	Argentine Republic Government International Bond 144A, 6.88%, 4/22/21 (b)	693
650,000	Brazilian Government International Bond, 2.63%, 1/05/23	593
490,000	Colombia Government International Bond, 3.88%, 4/25/27	481

Principal or Shares	Security Description	Value (000)

755,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (b)	$828
710,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	783
430,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (b)	477
500,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	562
566,000	Hungary Government International Bond, 4.13%, 2/19/18	579
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (b)	505
355,000	Indonesia Government International Bond, 5.88%, 3/13/20 (f)	390
555,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (b)	621
645,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	669
1,160,000	Mexico Government International Bond, 3.63%, 3/15/22	1,174
525,000	Panama Government International Bond, 5.20%, 1/30/20	568
770,000	Peruvian Government International Bond, 4.13%, 8/25/27	819
560,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	582
642,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (b)	735
465,000	Saudi Government International Bond 144A, 3.25%, 10/26/26 (b)	444
600,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	666

Total Foreign Government (Cost - $12,006)		12,169

Mortgage Backed (17%)
209,625	Alternative Loan Trust 2005-47CB, 5.50%, 10/25/35	180
235,827	Alternative Loan Trust 2005-54CB, 5.13%, 11/25/35	200
356,220	Alternative Loan Trust 2007-9T1, 6.00%, 5/25/37	262
518,206	American Home Mortgage Investment Trust 2006-3, 3.07%, 12/25/36 (a)	395
378,536	Banc of America Funding 2005-H Trust, 3.26%, 11/20/35 (a)	324
600,761	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	526
281,755	CHL Mortgage Pass-Through Trust 2004-29, 2.38%, 2/25/35 (a)	221
290,451	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)(b)	280
171,931	CSMC Mortgage-Backed Trust 2006-7, 6.00%, 8/25/36	144
821,831	Fannie Mae Connecticut Avenue Securities, 2.97%, 10/25/28 (a)	833
500,000	Fannie Mae Connecticut Avenue Securities, 3.67%, 7/25/24 (a)	510

29 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

500,000	Fannie Mae Connecticut Avenue Securities, 3.77%, 7/25/24 (a)	$511
1,000,000	Fannie Mae Connecticut Avenue Securities, 5.77%, 7/25/25 (a)	1,094
400,000	Fannie Mae Connecticut Avenue Securities, 6.47%, 4/25/28 (a)	448
750,000	Fannie Mae Connecticut Avenue Securities, 6.77%, 9/25/28 (a)	855
500,000	Fannie Mae Connecticut Avenue Securities, 11.02%, 1/25/29 (a)	575
500,000	Fannie Mae Connecticut Avenue Securities, 13.02%, 9/25/28 (a)	645
2,700,000	Fannie Mae Pool, 3.00%, 15YR TBA (g)	2,770
2,420,000	Fannie Mae Pool, 4.50%, 30YR TBA (g)	2,602
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.37%, 4/25/24 (a)	1,055
499,700	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.32%, 12/25/27 (a)	559
247,845	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.72%, 5/25/25 (a)	273
499,912	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.57%, 3/25/28 (a)	539
249,545	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.97%, 10/25/27 (a)	304
499,941	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.12%, 4/25/28 (a)	562
332,586	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.27%, 5/25/28 (a)	396
247,015	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.52%, 3/25/25 (a)	302
499,882	Freddie Mac Structured Agency Credit Risk Debt Notes, 12.02%, 12/25/28 (a)	611
477,608	GSMPS Mortgage Loan Trust 2005-RP2 144A, 1.12%, 3/25/35 (a)(b)	426
83,113	JP Morgan Mortgage Trust 2006-A4, 3.25%, 6/25/36 (a)	73
369,171	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)(b)	372
941,325	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 1.27%, 5/25/33 (a)(b)	912
192,641	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(b)	201
177,499	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)(b)	184
684,239	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)(b)	709
202,331	PHH Alternative Mortgage Trust Series 2007-1, 6.00%, 2/25/37	180
311,986	RFMSI Series 2006-SA2 Trust, 4.09%, 8/25/36 (a)	269
1,000,000	Seasoned Credit Risk Transfer Trust Series 2016-1 144A, 3.00%, 9/25/55 (a)(b)	935
378,174	WaMu Mortgage Pass Through Certificates, 2.85%, 9/25/36 (a)	357
914,979	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 2.77%, 2/25/37 (a)	839

Total Mortgage Backed (Cost - $22,601)		23,433

Principal or Shares	Security Description	Value (000)
Municipal (5%)
650,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/37 (b)	$668
600,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (b)	601
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14	253
1,500,000	Municipal Improvement Corp. of Los Angeles, 3.43%, 11/01/21	1,551
1,000,000	New York Transportation Development Corp., 5.00%, 7/01/41	1,052
1,920,000	Peralta Community College District, 0.72%, 8/05/20 (a)	1,920

Total Municipal (Cost - $6,157)		6,045

U.S. Treasury (6%)
380,000	U.S. Treasury Bond, 2.88%, 8/15/45	366
570,000	U.S. Treasury Note, 1.25%, 11/15/18 (h)	571
1,710,000	U.S. Treasury Note, 1.63%, 4/30/23	1,656
506,000	U.S. Treasury Note, 1.63%, 2/15/26	473
2,770,000	U.S. Treasury Note, 1.63%, 5/15/26	2,582
2,890,000	U.S. Treasury Note, 2.00%, 11/15/26	2,777

Total U.S. Treasury (Cost - $8,730)		8,425

Stocks (3%)
Master Limited Partnership (1%)
19,200	Enterprise Products Partners LP	544
7,400	Magellan Midstream Partners LP	592

		1,136

Preferred Stock (1%)
3,750	Alexandria Real Estate Equities Inc., 6.45%	94
7,500	Bank of America Corp., 6.50% (d)	196
6,650	BB&T Corp., 5.63%	167
8,000	Charles Schwab Corp., 5.95%	208
4,050	Discover Financial Services, 6.50%	105
8,000	First Republic Bank, 5.50%	193
3,840	Goldman Sachs Group Inc., 6.30%	101
3,550	US Bancorp, 6.50%	104

		1,168

Real Estate Investment Trust (1%)
7,430	Equity Residential	452
8,500	Prologis Inc.	415
2,300	Public Storage	494
2,360	Simon Property Group Inc.	434

		1,795

Total Stocks (Cost - $3,974)		4,099

Investment Company (2%)
3,030,054	Payden Cash Reserves Money Market Fund *
	(Cost - $3,030)	3,030

Total Investments (Cost - $143,875) (106%)		144,452
Liabilities in excess of Other Assets (-6%)		(7,827)

Net Assets (100%)		$136,625

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.
(d)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $1,126 and the total market value of the collateral held by the Fund is $1,164. Amounts in 000s.

30

(e)	Principal in foreign currency.
(f)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g)	Security was purchased on a delayed delivery basis.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/21/2017	Mexican Peso (Sell 8,440)	Credit Suisse First Boston International	$7

Liabilities:
3/13/2017	British Pound (Sell 866)	Royal Bank of Canada	$(35)
4/12/2017	Canadian Dollar (Sell 2,010)	Barclays Bank PLC	(18)
3/13/2017	Euro (Sell 498)	Bank of America N.A.	(24)
3/13/2017	Euro (Sell 962)	Royal Bank of Canada	(14)

			$(91)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
63	90-Day Eurodollar Future	Jun-18	$15,475	$(7)
63	90-Day Eurodollar Future	Sep-18	(15,458)	8
25	Euro-Bund Future	Mar-17	(4,376)	16
11	U.S. 10 Year Ultra Future	Mar-17	1,476	(2)
6	U.S. Long Bond Future	Mar-17	(905)	17
26	U.S. Treasury 10 Year Note Future	Mar-17	(3,236)	34

				$66

31 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (16%)
190,595	American Homes 4 Rent 2014-SFR1 144A, 1.77%, 6/17/31 (a)(b)	$191
300,000	Apidos CLO 144A, 4.83%, 10/20/27 (a)(b)	301
550,000	Babson CLO Ltd. 144A, 4.48%, 4/20/27 (a)(b)	546
250,000	Carlyle Global Market Strategies CLO 2015-2 Ltd. 144A, 2.51%, 4/27/27 (a)(b)	251
650,000	Cent CLO LP 144A, 2.16%, 7/23/25 (a)(b)	649
184,278	Colony American Homes 2014-1 144A, 1.92%, 5/17/31 (a)(b)	184
125,537	Colony American Homes 2014-2 144A, 1.71%, 7/17/31 (a)(b)	126
169,084	Colony American Homes 2015-1 144A, 1.97%, 7/17/32 (a)(b)	169
578,673	Colony Starwood Homes 2016-2 Trust 144A, 2.02%, 12/17/33 (a)(b)	582
1,275,711	Countrywide Asset-Backed Certificates, 4.91%, 10/25/46 (a)	1,197
670,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (b)	679
300,000	Dryden XXXI Senior Loan Fund 144A, 2.37%, 4/18/26 (a)(b)	300
450,000	Dryden XXXI Senior Loan Fund 144A, 4.52%, 4/18/26 (a)(b)	447
590,000	First Investors Auto Owner Trust 2016-1 144A, 4.70%, 4/18/22 (b)	606
253,432	Invitation Homes 2013-SFR1 Trust 144A, 1.92%, 12/17/30 (a)(b)	254
318,988	Invitation Homes 2014-SFR1 Trust 144A, 1.77%, 6/17/31 (a)(b)	319
252,526	Invitation Homes 2014-SFR2 Trust 144A, 1.87%, 9/17/31 (a)(b)	253
293,195	Invitation Homes 2015-SFR2 Trust 144A, 2.12%, 6/17/32 (a)(b)	295
250,000	Madison Park Funding XIII Ltd. 144A, 2.47%, 1/19/25 (a)(b)	251
300,000	North End CLO Ltd. 2013-1 144A, 4.52%, 7/17/25 (a)(b)	281
250,000	Octagon Investment Partners 24 Ltd. 144A, 2.36%, 5/21/27 (a)(b)	251
450,000	OHA Credit Partners XI Ltd. 144A, 5.33%, 10/20/28 (a)(b)	455
450,000	Prestige Auto Receivables Trust 2016-1 144A, 5.15%, 11/15/21 (b)	461
505,000	Santander Drive Auto Receivables Trust 2015-3, 3.49%, 5/17/21	517
300,000	Symphony CLO XII Ltd. 144A, 4.52%, 10/15/25 (a)(b)	300
700,000	Venture XVII CLO Ltd. 144A, 2.50%, 7/15/26 (a)(b)	700
580,000	Verizon Owner Trust 2016-1 144A, 1.42%, 1/20/21 (b)	577
74,289	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	75
93,417	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	94
227,319	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	228
296,396	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (b)	297

Principal or Shares	Security Description	Value (000)

45,327	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (b)	$45
625,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (b)	635

Total Asset Backed (Cost - $12,336)		12,516

Bank Loans(c) (4%)
150,000	Air Canada Term Loan B 1L, 3.76%, 9/23/23	152
350,000	Berry Plastics Group Inc. Term Loan G 1L, 3.50%, 1/06/21	352
401,261	Burlington Coat Factory Warehouse Corp. Term Loan B4 1L, 3.53%, 8/13/21	402
426,775	Charter Communications Operating LLC Term Loan H 1L, 2.78%, 1/15/22	428
342,965	DaVita Inc. Term Loan B 1L, 3.53%, 6/24/21	348
331,800	J.C. Penney Corp., Inc. Term Loan B 1L, 5.25%, 6/23/23	332
229,471	Michaels Stores Inc. Term Loan B1 1L, 3.75%, 1/28/23	229
225,000	Rite Aid Corp., 4.88%, 6/21/21	226
294,656	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	297
260,000	Serta Simmons Bedding LLC Term Loan 1L, 4.50%, 11/08/23	260
205,193	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	207

Total Bank Loans (Cost - $3,209)		3,233

Corporate Bond (28%)
440,000	AbbVie Inc., 2.50%, 5/14/20	442
380,000	ABN AMRO Bank NV 144A, 2.10%, 1/18/19 (b)	382
85,000	Actavis Funding SCS, 3.00%, 3/12/20	86
150,000	Air Lease Corp., 2.13%, 1/15/20	148
290,000	Aircastle Ltd., 4.63%, 12/15/18	302
200,000	Ally Financial Inc., 3.25%, 11/05/18	202
90,000	Ally Financial Inc., 4.25%, 4/15/21	91
290,000	American Express Credit Corp., 1.70%, 10/30/19	288
210,000	Amgen Inc., 2.13%, 5/01/20	209
110,000	Amgen Inc., 3.88%, 11/15/21	116
540,000	ANZ New Zealand International Ltd./London 144A, 2.25%, 2/01/19 (b)	542
205,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.96%, 12/15/19 (a)(b)	209
100,000	Arizona Public Service Co., 2.20%, 1/15/20	100
290,000	AT&T Inc., 3.20%, 3/01/22	290
270,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	273
150,000	AutoZone Inc., 2.50%, 4/15/21	149
440,000	Bank of America Corp., 3.12%, 1/20/23 (a)	440
150,000	Baxalta Inc., 2.88%, 6/23/20	152
130,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	127
200,000	BNP Paribas SA 144A, 3.80%, 1/10/24 (b)	201
350,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 2.38%, 1/15/20 (b)	350
330,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 3.00%, 1/15/22 (b)	329
170,000	Centene Corp., 4.75%, 5/15/22	173

32

Principal or Shares	Security Description	Value (000)

580,000	Citigroup Inc., 2.05%, 12/07/18	$580
245,000	CommScope Inc. 144A, 4.38%, 6/15/20 (b)	252
340,000	Consolidated Edison Inc., 2.00%, 5/15/21	333
360,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	375
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	168
265,000	CSC Holdings LLC, 8.63%, 2/15/19	295
250,000	CVS Health Corp., 2.80%, 7/20/20	254
400,000	Daimler Finance North America LLC 144A, 2.30%, 1/06/20 (b)	401
350,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21 (b)	365
170,000	DISH DBS Corp., 4.25%, 4/01/18	174
370,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (b)	367
420,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	425
200,000	E*TRADE Financial Corp., 5.38%, 11/15/22	212
80,000	Electronic Arts Inc., 3.70%, 3/01/21	83
150,000	ERAC USA Finance LLC 144A, 2.80%, 11/01/18 (b)	152
140,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	142
300,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19	303
250,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	258
200,000	FLIR Systems Inc., 3.13%, 6/15/21	201
200,000	Ford Motor Credit Co. LLC, 2.60%, 11/04/19	200
200,000	Ford Motor Credit Co. LLC, 2.68%, 1/09/20	201
345,000	Frontier Communications Corp., 6.25%, 9/15/21 (d)	324
230,000	General Motors Financial Co. Inc., 2.35%, 10/04/19	228
330,000	General Motors Financial Co. Inc., 2.57%, 1/14/22 (a)	334
660,000	Gilead Sciences Inc., 2.55%, 9/01/20	667
270,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	271
300,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	308
180,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (b)	181
275,000	International Lease Finance Corp., 3.88%, 4/15/18	280
130,000	International Lease Finance Corp., 5.88%, 4/01/19	139
520,000	JPMorgan Chase & Co., 2.25%, 1/23/20	521
250,000	Manufacturers & Traders Trust Co., 2.10%, 2/06/20	250
560,000	Mastercard Inc., 2.00%, 11/21/21	555
160,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (b)	161
420,000	Microsoft Corp., 2.38%, 2/12/22	420
240,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	238
450,000	Morgan Stanley, 2.80%, 6/16/20	454
320,000	National Australia Bank Ltd. 144A, 2.40%, 12/09/19 (b)	321
125,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (b)	131
200,000	Perrigo Co. PLC, 2.30%, 11/08/18	200
250,000	Regal Entertainment Group, 5.75%, 3/15/22	261
391,000	Reynolds American Inc., 3.25%, 6/12/20	401

Principal or Shares	Security Description	Value (000)

230,000	Shell International Finance BV, 2.25%, 11/10/20	$231
430,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	418
290,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (b)	291
340,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	342
300,000	Southern Co., 2.75%, 6/15/20	304
255,000	Sprint Communications Inc., 8.38%, 8/15/17	263
240,000	Tesoro Corp. 144A, 4.75%, 12/15/23 (b)	247
140,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	134
300,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	303
150,000	Time Warner Inc., 2.10%, 6/01/19	150
90,000	Universal Health Services Inc. 144A, 4.75%, 8/01/22 (b)	91
350,000	Visa Inc., 2.20%, 12/14/20	352
380,000	Wells Fargo & Co., 3.07%, 1/24/23	380
210,000	Westpac Banking Corp., 2.60%, 11/23/20	211
420,000	William Wrigley Jr Co. 144A, 2.90%, 10/21/19 (b)	428

Total Corporate Bond (Cost - $22,075)		22,132

Foreign Government (16%)
660,000	Argentine Republic Government International Bond, 3.88%, 1/15/22 EUR (e)	693
310,000	Croatia Government International Bond 144A, 6.75%, 11/05/19 (b)	338
550,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	606
300,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	323
300,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	337
560,000	Hungary Government International Bond, 6.25%, 1/29/20	616
380,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (b)	417
20,000,000	Japan Treasury Discount Bill, 0.00%, 2/27/17 JPY (e)(f)	177
450,000,000	Japan Treasury Discount Bill, 0.00%, 3/21/17 JPY (e)(f)	3,987
150,000,000	Japan Treasury Discount Bill, 0.00%, 3/27/17 JPY (e)(f)	1,329
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	208
390,000	Nigeria Government International Bond, 5.13%, 7/12/18 (g)	397
130,000	Romanian Government International Bond, 6.75%, 2/07/22 (g)	149
290,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	322
300,000	Serbia International Bond 144A, 5.88%, 12/03/18 (b)	315
300,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	310
350,000	United Kingdom Treasury Bill, 0.00%, 3/27/17 GBP (e)(f)	440

33 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	United Kingdom Treasury Bill, 0.00%, 4/10/17 GBP (e)(f)	$880
350,000	United Kingdom Treasury Bill, 0.00%, 4/24/17 GBP (e)(f)	440
300,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	328

Total Foreign Government (Cost - $12,486)		12,612

Mortgage Backed (27%)
829,347	Alternative Loan Trust 2005-56, 1.49%, 11/25/35 (a)	713
270,510	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	198
309,394	Alternative Loan Trust 2006-HY11, 0.89%, 6/25/36 (a)	261
249,506	American Home Mortgage Investment Trust 2006-3, 3.07%, 12/25/36 (a)	190
239,994	Banc of America Funding 2005-H Trust, 3.26%, 11/20/35 (a)	206
137,766	Bear Stearns ALT-A Trust 2006-6, 3.19%, 11/25/36 (a)	118
218,940	Bear Stearns ARM Trust 2007-3, 3.19%, 5/25/47 (a)	200
270,485	CHL Mortgage Pass-Through Trust 2004-29, 2.38%, 2/25/35 (a)	212
227,586	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.18%, 3/20/36 (a)	195
450,000	Cosmopolitan Hotel Trust 2016-COSMO 144A, 2.17%, 11/15/33 (a)(b)	454
308,267	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)(b)	293
188,793	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)(b)	182
540,869	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36 (a)	481
312,266	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36 (a)	271
156,321	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	135
808,395	Fannie Mae Connecticut Avenue Securities, 2.07%, 4/25/29 (a)	812
720,655	Fannie Mae Connecticut Avenue Securities, 2.07%, 4/25/29 (a)	724
490,000	Fannie Mae Connecticut Avenue Securities 144A, 2.07%, 7/25/29 (a)(b)	491
534,241	Fannie Mae Connecticut Avenue Securities, 2.22%, 1/25/29 (a)	539
541,154	Fannie Mae Connecticut Avenue Securities, 2.72%, 8/25/28 (a)	547
155,564	Fannie Mae Connecticut Avenue Securities, 2.77%, 10/25/23 (a)	157
283,390	Fannie Mae Connecticut Avenue Securities, 2.97%, 10/25/28 (a)	287
394,773	Fannie Mae Connecticut Avenue Securities, 4.77%, 5/25/25 (a)	417

Principal or Shares	Security Description	Value (000)

350,000	Fannie Mae Connecticut Avenue Securities, 5.02%, 1/25/29 (a)	$371
410,327	Fannie Mae Connecticut Avenue Securities, 5.32%, 2/25/25 (a)	437
250,000	Fannie Mae Connecticut Avenue Securities, 5.77%, 7/25/25 (a)	274
150,000	Fannie Mae Connecticut Avenue Securities, 5.77%, 7/25/25 (a)	164
450,000	Fannie Mae Connecticut Avenue Securities, 6.47%, 4/25/28 (a)	504
400,000	Fannie Mae Connecticut Avenue Securities, 6.77%, 9/25/28 (a)	456
204,227	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	163
300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.98%, 7/25/29 (a)	300
722,482	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.42%, 4/25/24 (a)	730
246,709	Freddie Mac Structured Agency Credit Risk Debt Notes, 12.27%, 1/25/25 (a)	308
411,239	GreenPoint MTA Trust 2005-AR1, 1.21%, 6/25/45 (a)	363
225,641	GSMPS Mortgage Loan Trust 2005-RP2 144A, 1.12%, 3/25/35 (a)(b)	201
303,742	GSMPS Mortgage Loan Trust 2005-RP3 144A, 1.12%, 9/25/35 (a)(b)	263
139,142	HomeBanc Mortgage Trust 2004-1, 1.63%, 8/25/29 (a)	130
255,286	JP Morgan Mortgage Trust 2006-A3, 3.33%, 5/25/36 (a)	230
224,387	JP Morgan Mortgage Trust 2006-A3, 3.33%, 5/25/36 (a)	205
186,693	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)(b)	190
568,586	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, 3.25%, 8/25/36 (a)	527
652,351	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (a)(b)	671
167,780	New Residential Mortgage Loan Trust 2014-3 144A, 5.67%, 11/25/54 (a)(b)	173
88,749	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)(b)	92
230,559	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)(b)	239
310,749	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (a)(b)	316
669,103	New Residential Mortgage Loan Trust 2016-4 144A, 3.75%, 11/25/56 (a)(b)	689
115,062	Provident Funding Mortgage Loan Trust 2005-2, 3.03%, 10/25/35 (a)	115
328,298	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	314
94,738	Sequoia Mortgage Trust, 1.58%, 10/20/27 (a)	93
541,588	Sequoia Mortgage Trust 2007-1, 3.36%, 2/20/47 (a)	490
439,588	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.98%, 8/25/36 (a)	359
641,325	WaMu Mortgage Pass-Through Certificates, 1.05%, 11/25/45 (a)	573

34

Principal or Shares	Security Description	Value (000)
86,498	WaMu Mortgage Pass-Through Certificates, 1.06%, 10/25/45 (a)	$84
159,101	WaMu Mortgage Pass-Through Certificates, 1.06%, 12/25/45 (a)	147
491,662	WaMu Mortgage Pass-Through Certificates, 1.38%, 8/25/45 (a)	357
116,804	WaMu Mortgage Pass-Through Certificates, 2.44%, 6/25/37 (a)	113
1,018,320	WaMu Mortgage Pass-Through Certificates, 2.77%, 7/25/37 (a)	928
242,835	WaMu Mortgage Pass-Through Certificates, 2.82%, 8/25/46 (a)	214
111,228	WaMu Mortgage Pass-Through Certificates, 2.85%, 9/25/36 (a)	105
960,728	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 2.77%, 2/25/37 (a)	881
508,105	Wells Fargo Alternative Loan 2007-PA2 Trust, 6.00%, 6/25/37	506
49,466	Wells Fargo Mortgage Backed Securities Trust, 3.05%, 6/25/35 (a)	47

Total Mortgage Backed (Cost - $21,066)		21,405

U.S. Treasury (9%)
6,000,000	U.S. Treasury Note, 1.13%, 9/30/21 (h)	5,798
900,000	U.S. Treasury Note, 1.25%, 12/31/18	901

Total U.S. Treasury (Cost - $6,692)		6,699

Purchased Put Options (0%)
273	iShares 20+ Year Treasury Bond ETF, 112, 3/03/17	4
253	iShares 20+ Year Treasury Bond ETF, 114, 2/17/17	2
145	S & P 500 Index, 1925, 2/17/17	8
68	S & P 500 Index, 2180, 2/28/17	50

Total Purchased Put Options (Cost - $50)		64

Investment Company (4%)
2,744,688	Payden Cash Reserves Money Market Fund * (Cost - $2,745)	2,745

Total Investments (Cost - $80,659) (104%)		81,406
Liabilities in excess of Other Assets (-4%)		(3,352)

Net Assets (100%)		$78,054

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.
(d)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $324 and the total market value of the collateral held by the Fund is $342. Amount in 000s.
(e)	Principal in foreign currency. (f) Yield to maturity at time of purchase.
(g)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
3/27/2017	Mexican Peso (Sell 8,140)	BNP PARIBAS	$ —

Liabilities:
2/8/2017	British Pound (Sell 1,400)	HSBC Bank USA, N.A.	$ (2)
3/13/2017	British Pound (Sell 470)	Royal Bank of Canada	(19)
4/12/2017	Canadian Dollar (Sell 1,146)	Barclays Bank PLC	(10)
3/13/2017	Euro (Sell 273)	Bank of America N.A.	(12)
2/8/2017	Euro (Sell 640)	Citibank, N.A.	(12)
3/13/2017	Euro (Sell 527)	Royal Bank of Canada	(7)
3/6/2017	Japanese Yen (Sell 620,500)	Barclays Bank PLC	(150)
3/27/2017	South African Rand (Buy 5,280)	HSBC Bank USA, N.A.	—

			$(212)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
71	U.S. Treasury 5 Year Note Future	Mar-17	$(8,369)	$50

35 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A, 4.53%, 4/20/25 (a)(b)	$1,791
1,500,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.77%, 4/18/25 (a)(b)	1,501
1,500,000	CIFC Funding 2013-III Ltd. 144A, 4.29%, 10/24/25 (a)(b)	1,478
1,500,000	Dryden XXVIII Senior Loan Fund 144A, 4.11%, 8/15/25 (a)(b)	1,453
1,500,000	Madison Park Funding XIII Ltd. 144A, 4.37%, 1/19/25 (a)(b)	1,501
1,500,000	North End CLO Ltd. 2013-1 144A, 4.52%, 7/17/25 (a)(b)	1,407
1,250,000	Octagon Investment Partners XIV Ltd. 144A, 5.02%, 1/15/24 (a)(b)	1,251

Total Asset Backed (Cost - $10,342)		10,382

Bank Loans(c) (79%)
575,623	AECOM Technology Corp. Term Loan B 1L, 3.78%, 10/17/21	577
2,500,000	Air Canada Corp. Term Loan B 1L, 3.76%, 9/23/23	2,527
2,547,971	Albertson’s LLC Term Loan B4 1L, 3.78%, 8/23/21	2,564
2,132,291	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	2,116
1,494,920	Allison Transmission Inc. Term Loan B 1L, 3.28%, 9/23/22	1,512
1,578,500	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.50%, 10/31/23	1,595
1,812,242	Applied Systems Inc. Term Loan B 1L, 4.00%, 1/23/21	1,833
352,570	ARAMARK Corp. Term Loan E 1L, 3.50%, 9/07/19	356
2,415,925	Ashland Water Technologies/Solenis Term Loan 1L, 4.25%, 7/31/21	2,429
905,588	Asurion LLC, 4.00%, 7/30/22	917
2,347,070	B and G Foods Inc. Term Loan B 1L, 3.77%, 11/02/22	2,375
2,229,129	Berry Plastics Group Inc. Term Loan G 1L, 3.50%, 1/06/21	2,242
1,945,975	Burger King Term Loan B2 1L, 3.75%, 12/12/21	1,967
1,330,000	Burlington Coat Factory Warehouse Corp. Term Loan B4 1L, 3.50%, 8/13/21	1,335
1,964,824	CD&R Millennium Holdco, 4.50%, 7/31/21	1,976
2,369,637	CDW LLC/CDW Finance Corp. Term loan B 1L, 3.00%, 8/12/23	2,390
992,500	Charter Communications Operating LLC Term Loan I 1L, 3.03%, 1/15/24	997
916,234	Chs/Community Health Systems Inc., 4.00%, 1/27/21	869
1,286,593	Cincinnati Bell Inc. Term Loan B 1L, 4.00%, 9/10/20	1,296
2,276,089	Clubcorp Club Operations Inc. Term Loan B 1L, 4.00%, 12/15/22	2,296
2,468,750	Commscope Term Loan 1L GTD, 3.28%, 12/29/22	2,499

Principal or Shares	Security Description	Value (000)

2,955,094	Communications Sales & Leasing Inc. Term Loan B 1L, 4.50%, 10/24/22	$2,996
1,959,799	DaVita Inc. Term Loan B 1L, 3.50%, 6/24/21	1,987
2,992,500	Dell International LLC Term Loan B 1L, 4.00%, 9/07/23	3,013
2,000,000	Delos Finance Sarl Term Loan 1L, 3.00%, 10/06/23	2,017
2,011,339	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,025
495,000	Endo International Term Loan B 1L, 3.81%, 9/25/22	494
2,700,000	Energy Transfer Equity LP Term Loan 1L, 3.39%, 12/02/19	2,706
2,000,000	Envision Healthcare Corp. Term Loan C 1L, 4.00%, 11/17/23	2,026
575,643	Fiat SpA Term Loan B 1L, 3.25%, 12/31/18	577
2,536,875	Focus Brands Inc. Term Loan 1L, 5.00%, 10/03/23	2,581
2,454,094	Harbor Freight Tools, 4.00%, 8/16/23	2,472
1,533,149	Hilton Worldwide Finance, 3.50%, 10/25/23	1,550
112,763	Hilton Worldwide Finance LLC Term Loan B1 1L, 3.50%, 10/26/20	114
2,953,749	Ineos U.S. Finance LLC Term Loan 1L, 4.25%, 3/31/22	2,974
2,431,622	Infor U.S. Inc. Term Loan B5 1L, 3.75%, 6/03/20	2,436
2,500,000	Inventiv Health Term Loan B 1L, 4.75%, 11/09/23	2,526
2,468,750	J.C. Penney Corp., Inc. Term Loan B 1L, 5.25%, 6/01/23	2,470
1,500,000	JDA Software Group Inc. Term Loan 1L, 1.00%, 9/22/23	1,515
1,950,013	Kindred Healthcare Inc. Term Loan B 1L, 4.00%, 4/09/21	1,958
1,643,000	La Quinta Intermediate Holdings LLC Term Loan B 1L, 3.77%, 4/14/21	1,653
3,500,000	Landry’s Inc., Term Loan 1L, 4.00%, 9/22/23	3,538
2,743,125	Leslie’s Poolmart Term Loan B 1L, 5.25%, 8/16/23	2,766
2,225,423	Live Nation Entertainment Inc.Term Loan B2 1L, 2.50%, 10/27/23	2,250
496,250	MGM Growth Properties Operating Partnership LP Term Loan B 1L, 4.00%, 4/25/23	501
1,598,244	Michaels Stores Inc. Term Loan B1 1L, 3.75%, 1/28/23	1,593
1,194,000	Micron Technology Inc. Term Loan B 1L, 4.53%, 4/26/22	1,213
927,954	Multiplan Inc. Term Loan B 1L, 5.00%, 6/07/23	943
2,487,500	NBTY Inc. Term Loan B 1L, 5.00%, 5/05/23	2,508
2,487,500	Nexeo Solutions LLC Term Loan B 1L, 5.29%, 6/09/23	2,514
997,805	Npc International Inc. Term Loan B 1L, 5.00%, 12/28/18	1,002
1,240,625	Numericable U.S. LLC Term Loan B 1L, 5.00%, 1/15/24	1,257
2,437,500	Ortho-Clinical Diagnostics, Inc. Term Loan B 1L, 4.75%, 6/30/21	2,425

36

Principal or Shares	Security Description	Value (000)

2,992,500	Party City Holdings Inc., 4.24%, 8/19/22	$2,979
1,593,925	Petco Animal Supplies Inc. Term Loan B1 1L, 5.00%, 1/26/23	1,575
2,947,500	Petsmart Inc. Term Loan B 1L, 4.00%, 3/10/22	2,925
1,469,094	Quorum Health Term Loan 1L, 6.79%, 4/29/22	1,458
1,600,000	Rackspace Hosting Inc. Term Loan B 1L, 4.50%, 12/20/23	1,618
2,304,485	Reynolds Term Loan 1L, 4.25%, 1/21/23	2,315
2,800,000	Rite Aid Corp., 4.88%, 6/21/21	2,818
2,021,476	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	2,036
1,488,491	Scientific Games International Inc. Term Loan B 1L, 6.00%, 10/18/20	1,504
2,000,000	Serta Simmons Bedding LLC Term Loan 1L, 4.50%, 11/08/23	2,001
2,000,000	Smart & Final Stores LLC Term Loan B 1L, 4.50%, 11/15/22	1,995
2,468,750	Sterigenics-Nordion Term Loan B 1L, 4.25%, 4/27/22	2,481
2,481,108	Trinseo Materials Finance Inc. Term Loan B 1L, 4.25%, 11/05/21	2,514
2,487,500	U.S. Foodservice Inc. Term Loan B 1L, 4.00%, 6/27/23	2,509
1,092,857	Vantiv LLC Term Loan B 1L, 3.27%, 10/06/23	1,105
1,166,667	Visteon Corp. Term Loan B IL, 3.70%, 4/09/21	1,178
1,432,800	Western Digital Corp., 4.50%, 4/29/23	1,449
1,269,988	Xpo Logistics Term Loan B2 1L, 4.25%, 10/30/21	1,281
995,000	Yum Term Loan B 1L, 3.52%, 6/16/23	1,011
405,000	Zayo Group LLC Term Loan B2 1L, 3.50%, 1/13/24	409
195,000	Zayo Group LLC Term Loan B3 1L, 3.50%, 1/13/24	197

Total Bank Loans (Cost - $135,441)		136,626

Corporate Bond (6%)
816,000	AES Corp./VA, 3.93%, 6/01/19 (a)	819
1,000,000	Ally Financial Inc., 3.25%, 11/05/18	1,010
1,261,740	American Airlines 2013-2 Class B Pass Through Trust 144A, 5.60%, 7/15/20 (b)	1,307

Principal or Shares	Security Description	Value (000)

2,100,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.96%, 12/15/19 (a)(b)	$2,139
1,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 3.68%, 12/01/17 (a)	1,001
1,300,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	1,326
1,000,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	1,043
1,000,000	Tenet Healthcare Corp., 4.46%, 6/15/20 (a)	1,018

Total Corporate Bond (Cost - $9,545)		9,663

Mortgage Backed (2%)
350,000	Fannie Mae Connecticut Avenue Securities 144A, 4.32%, 7/25/29 (a)(b)	354
800,000	Fannie Mae Connecticut Avenue Securities, 13.02%, 9/25/28 (a)	1,032
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.37%, 4/25/24 (a)	712
349,790	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.32%, 12/25/27 (a)	391
991,382	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.72%, 5/25/25 (a)	1,093
666,172	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.27%, 5/25/28 (a)	793

Total Mortgage Backed (Cost - $3,832)		4,375

Investment Company (8%)
14,158,947	Payden Cash Reserves Money Market Fund * (Cost - $14,159)	14,159

Total Investments (Cost - $173,319) (101%)		175,205
Liabilities in excess of Other Assets (-1%)		(1,797)

Net Assets (100%)		$173,408

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.

37 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
2,600,000	Serta Simmons. Term Loan B3 IL, 9.00%, 10/21/24 (Cost - $2,561)	$2,640

Corporate Bond (92%)
Consumer Cyclical (5%)
2,200,000	Allison Transmission Inc. 144A, 5.00%, 10/01/24 (b)	2,222
1,889,000	Aramark Services Inc. 144A, 4.75%, 6/01/26 (b)	1,886
1,000,000	Aramark Services Inc., 5.13%, 1/15/24	1,042
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,605
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	4,197
3,000,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc. 144A, 6.13%, 12/01/24 (b)	3,150
2,750,000	Jacobs Entertainment Inc. 144A, 7.88%, 2/01/24 (b)	2,836
3,200,000	Lennar Corp., 4.13%, 1/15/22	3,239
5,000,000	Tempur Sealy International Inc., 5.50%, 6/15/26 (c)	4,938
1,475,000	United Continental Holdings Inc., 5.00%, 2/01/24 (c)	1,473

		28,588

Consumer Non- Cyclical (2%)
1,500,000	inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc. 144A, 7.50%, 10/01/24 (b)	1,579
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	3,060
2,900,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC 144A, 7.00%, 7/15/24 (b)	3,095
1,500,000	ServiceMaster Co. LLC 144A, 5.13%, 11/15/24 (b)	1,523

		9,257

Energy (3%)
3,000,000	Cheniere Corpus Christi Holdings LLC 144A, 5.88%, 3/31/25 (b)	3,184
2,750,000	Enviva Partners LP / Enviva Partners Finance Corp. 144A, 8.50%, 11/01/21 (b)	2,956
750,000	MEG Energy Corp. 144A, 6.50%, 1/15/25 (b)(c)	758
3,700,000	Nabors Industries Inc. 144A, 5.50%, 1/15/23 (b)	3,885
2,000,000	Noble Holding International Ltd., 7.75%, 1/15/24 (c)	1,993
6,700,000	Tesoro Corp. 144A, 4.75%, 12/15/23 (b)	6,909

		19,685

Financial (13%)
3,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/01/21	3,739
4,100,000	Aircastle Ltd., 5.13%, 3/15/21	4,325
8,800,000	Ally Financial Inc., 4.13%, 2/13/22	8,811
3,000,000	Bank of America Corp., 5.13%, 12/29/49 (d)	3,007
3,000,000	CIT Group Inc., 5.00%, 8/15/22	3,150
4,700,000	Citigroup Inc., 5.95%, 7/29/49 (d)	4,857
1,600,000	Citigroup Inc., 6.13%, 12/29/49 (c)(d)	1,683
3,500,000	Communications Sales & Leasing Inc. 144A, 6.00%, 4/15/23 (b)	3,684
3,000,000	Dana Financing Luxembourg Sarl 144A, 6.50%, 6/01/26 (b)	3,180

Principal or Shares	Security Description	Value (000)

1,420,000	E*TRADE Financial Corp., 5.88%, 12/29/49 (d)	$1,424
2,900,000	Equinix Inc., 5.38%, 4/01/23	3,049
1,400,000	Goldman Sachs Group Inc., 5.30%, 12/29/49 (d)	1,373
3,000,000	Goldman Sachs Group Inc., 5.38%, 12/29/49 (d)	3,073
3,250,000	Hartford Financial Services Group Inc., 8.13%, 6/15/38 (d)	3,486
3,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 6.75%, 2/01/24 (b)	2,997
3,000,000	JPMorgan Chase & Co., 5.30%, 12/29/49 (d)	3,095
4,000,000	Morgan Stanley, 5.45%, 7/29/49 (d)	4,065
2,900,000	MPT Operating Partnership LP / MPT Finance Corp., 5.25%, 8/01/26	2,856
3,250,000	Navient Corp., 4.88%, 6/17/19	3,280
2,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	2,039
3,500,000	Radian Group Inc., 5.25%, 6/15/20	3,666
4,000,000	Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.88%, 6/01/23 (b)	3,920
2,800,000	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	2,964

		77,723

Healthcare (2%)
4,000,000	Crimson Merger Sub Inc. 144A, 6.63%, 5/15/22 (b)	3,630
1,900,000	HealthSouth Corp., 5.75%, 11/01/24	1,940
3,000,000	RegionalCare Hospital Partners Holdings Inc. 144A, 8.25%, 5/01/23 (b)	3,113
2,740,000	Tenet Healthcare Corp., 5.00%, 3/01/19	2,709
2,200,000	Tenet Healthcare Corp., 5.50%, 3/01/19	2,199

		13,591

Industrial (56%)
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (b)(c)	3,503
3,200,000	Albertsons Companies LLC / Safeway Inc. / New Albertson’s Inc. / Albertson’s LLC 144A, 5.75%, 3/15/25 (b)	3,188
3,200,000	Altice Finco SA 144A, 7.63%, 2/15/25 (b)(c)	3,320
3,792,753	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (b)	3,966
2,900,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21 (c)	2,994
966,000	AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22	1,015
504,000	Aramark Services Inc, 5.75%, 3/15/20	514
5,550,000	ARD Finance SA 144A, 7.13%, 9/15/23 (b)	5,661
1,000,000	Ashland Inc., 4.75%, 8/15/22	1,026
2,200,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (b)	2,313
4,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 5.13%, 6/01/22 (b)(c)	3,905
2,200,000	Ball Corp., 5.25%, 7/01/25	2,321
3,300,000	Berry Plastics Corp., 5.13%, 7/15/23	3,393
2,900,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	2,965
2,950,000	BWAY Holding Co. 144A, 9.13%, 8/15/21 (b)	3,186
4,000,000	C&S Group Enterprises LLC 144A, 5.38%, 7/15/22 (b)	3,940
3,000,000	CalAtlantic Group Inc., 5.25%, 6/01/26	2,985
3,400,000	Caleres Inc., 6.25%, 8/15/23	3,570
3,600,000	Carrols Restaurant Group Inc., 8.00%, 5/01/22	3,901

38

Principal or Shares	Security Description	Value (000)

3,050,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 2/15/23	$3,172
5,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 5.38%, 5/01/25 (b)	5,219
3,000,000	Centene Corp., 4.75%, 1/15/25	2,968
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,778
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,338
5,000,000	CNH Industrial Capital LLC, 4.38%, 11/06/20	5,194
3,800,000	Cogent Communications Group Inc. 144A, 5.38%, 3/01/22 (b)	3,966
3,200,000	CommScope Technologies Finance LLC 144A, 6.00%, 6/15/25 (b)	3,426
3,800,000	Consolidated Communications Inc., 6.50%, 10/01/22	3,828
1,800,000	CSC Holdings LLC 144A, 5.50%, 4/15/27 (b)	1,832
2,000,000	Dana Inc., 5.50%, 12/15/24	2,090
4,000,000	DaVita HealthCare Partners Inc., 5.75%, 8/15/22	4,170
2,750,000	Dean Foods Co. 144A, 6.50%, 3/15/23 (b)	2,881
2,900,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 6.02%, 6/15/26 (b)	3,137
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,731
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	5,115
4,300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (b)	4,399
3,000,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (b)	2,629
5,700,000	Freeport-McMoRan Copper & Gold Inc., 3.55%, 3/01/22	5,358
4,000,000	Frontier Communications Corp., 7.63%, 4/15/24	3,550
2,100,000	Frontier Communications Corp., 10.50%, 9/15/22	2,196
3,500,000	Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	3,650
3,600,000	Hanesbrands Inc. 144A, 4.88%, 5/15/26 (b)	3,564
4,750,000	HCA Inc., 6.50%, 2/15/20	5,201
4,950,000	HCA Inc., 7.50%, 2/15/22	5,643
2,000,000	Hertz Corp. 144A, 5.50%, 10/15/24 (b)(c)	1,690
4,500,000	Hertz Corp., 6.25%, 10/15/22 (c)	4,106
3,050,000	INEOS Group Holdings SA 144A, 5.63%, 8/01/24 (b)(c)	3,050
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23	4,223
3,000,000	JC Penney Corp. Inc., 8.13%, 10/01/19 (c)	3,191
4,000,000	Landry’s Inc. 144A, 6.75%, 10/15/24 (b)	4,130
3,500,000	Level 3 Financing Inc., 5.63%, 2/01/23	3,588
5,150,000	Levi Strauss & Co., 6.88%, 5/01/22	5,387
2,000,000	LifePoint Health Inc. 144A, 5.38%, 5/01/24 (b)	1,920
1,000,000	LifePoint Health Inc., 5.50%, 12/01/21	1,026
2,800,000	Live Nation Entertainment Inc. 144A, 4.88%, 11/01/24 (b)	2,807
3,050,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 5.63%, 10/15/23 (b)(c)	2,718
5,025,000	MGM Resorts International, 5.25%, 3/31/20	5,295
3,330,000	Minerva Luxembourg SA 144A, 6.50%, 9/20/26 (b)	3,322
3,100,000	Nature’s Bounty Co. 144A, 7.63%, 5/15/21 (b)	3,255

Principal or Shares	Security Description	Value (000)

3,000,000	Neptune Finco Corp. 144A, 10.88%, 10/15/25 (b)	$3,578
1,915,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (b)	2,000
3,250,000	Nexstar Escrow Corp. 144A, 5.63%, 8/01/24 (b)	3,254
3,200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	3,256
1,580,000	Novelis Corp. 144A, 6.25%, 8/15/24 (b)	1,667
2,600,000	Numericable Group SA 144A, 6.25%, 5/15/24 (b)	2,626
1,750,000	Numericable-SFR SA 144A, 7.38%, 5/01/26 (b)	1,802
3,410,000	Party City Holdings Inc. 144A, 6.13%, 8/15/23 (b)	3,495
3,200,000	Penske Automotive Group Inc., 5.50%, 5/15/26	3,192
3,800,000	Petsmart Inc. 144A, 7.13%, 3/15/23 (b)	3,743
3,000,000	PQ Corp. 144A, 6.75%, 11/15/22 (b)	3,255
3,400,000	Regal Entertainment Group, 5.75%, 3/15/22	3,544
2,333,288	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 6.88%, 2/15/21	2,392
3,550,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)	3,710
3,000,000	Sabre GLBL Inc. 144A, 5.25%, 11/15/23 (b)	3,052
4,000,000	Schaeffler Finance BV 144A, 4.25%, 5/15/21 (b)	4,100
1,500,000	Sinclair Television Group Inc. 144A, 5.13%, 2/15/27 (b)	1,420
3,400,000	Sirius XM Radio Inc. 144A, 5.38%, 7/15/26 (b)	3,464
3,150,000	Six Flags Entertainment Corp. 144A, 4.88%, 7/31/24 (b)	3,134
1,700,000	SoftBank Group Corp. 144A, 4.50%, 4/15/20 (b)	1,747
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	1,270
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	9,630
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	2,238
1,500,000	Sprint Corp., 7.88%, 9/15/23	1,642
3,900,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	3,998
5,500,000	Taylor Morrison Communities Inc. / Monarch Communities Inc. 144A, 5.63%, 3/01/24 (b)	5,637
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,009
5,500,000	T-Mobile USA Inc., 6.50%, 1/15/26	6,057
3,000,000	T-Mobile USA Inc., 6.63%, 4/01/23	3,195
3,840,000	Tribune Media Co., 5.88%, 7/15/22	3,898
3,200,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc. 144A, 6.75%, 5/01/22 (b)	3,388
3,300,000	U.S. Foods Inc. 144A, 5.88%, 6/15/24 (b)	3,465
3,000,000	United Continental Holdings Inc., 6.00%, 12/01/20 (c)	3,210
3,500,000	United Rentals North America Inc., 5.88%, 9/15/26	3,653
4,450,000	VPII Escrow Corp. 144A, 7.50%, 7/15/21 (b)	3,883
2,750,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (b)	3,245
4,350,000	Windstream Corp., 7.50%, 6/01/22 (c)	4,230
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23 (b)	975
3,100,000	XPO Logistics Inc. 144A, 6.13%, 9/01/23 (b)	3,212

		331,675

Material (2%)
500,000	Alcoa Nederland Holding BV 144A, 7.00%, 9/30/26 (b)	549
5,600,000	ArcelorMittal, 7.25%, 2/25/22	6,342
3,550,000	Constellium NV 144A, 7.88%, 4/01/21 (b)	3,825
3,000,000	NOVA Chemicals Corp. 144A, 5.00%, 5/01/25 (b)	$3,015

		13,731

39 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Technology (1%)
1,400,000	CDW LLC / CDW Finance Corp., 5.50%, 12/01/24	1,465
1,800,000	NXP BV / NXP Funding LLC 144A, 3.88%, 9/01/22 (b)	1,833

		3,298

Utility (8%)
1,800,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	1,852
3,100,000	Calpine Corp., 5.50%, 2/01/24	3,038
5,000,000	Continental Resources Inc./OK, 5.00%, 9/15/22	5,119
3,000,000	Diamondback Energy Inc. 144A, 4.75%, 11/01/24 (b)	3,011
3,150,000	Gulfport Energy Corp. 144A, 6.00%, 10/15/24 (b)	3,225
3,250,000	Laredo Petroleum Inc., 7.38%, 5/01/22 (c)	3,396
1,000,000	Murphy Oil Corp., 6.88%, 8/15/24	1,075
3,150,000	QEP Resources Inc., 5.25%, 5/01/23	3,150
3,150,000	Range Resources Corp. 144A, 5.75%, 6/01/21 (b)	3,315
3,000,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	3,255
2,200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,406
3,150,000	SM Energy Co., 6.50%, 1/01/23	3,260
4,300,000	Southwestern Energy Co., 4.10%, 3/15/22	4,010
1,850,000	Sunoco LP / Sunoco Finance Corp., 5.50%, 8/01/20	1,894
2,700,000	Sunoco LP / Sunoco Finance Corp., 6.38%, 4/01/23	2,785
3,350,000	WPX Energy Inc., 6.00%, 1/15/22	3,501

		48,292

Total Corporate Bond (Cost - $530,466)		545,840

Mortgage Backed (2%)
1,400,000	Fannie Mae Connecticut Avenue Securities 144A, 4.32%, 7/25/29 (b)(d)	1,417
2,000,000	Fannie Mae Connecticut Avenue Securities, 11.02%, 1/25/29 (d)	2,302
2,000,000	Fannie Mae Connecticut Avenue Securities, 13.02%, 9/25/28 (d)	2,579
1,449,131	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.32%, 12/25/27 (d)	1,621
2,156,256	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.72%, 5/25/25 (d)	2,378
374,317	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.97%, 10/25/27 (d)	456
1,926,716	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.52%, 3/25/25 (d)	2,356

Total Mortgage Backed (Cost - $11,307)		13,109

Principal or Shares	Security Description	Value (000)

Stocks (0%)
Preferred Stock (0%)
12,100	Goldman Sachs Group Inc., 6.30%	$318
64,000	JPMorgan Chase & Co., 6.15%	1,663

		1,981

Total Stocks (Cost - $1,900)		1,981

Investment Company (11%)
49,846,780	Payden Cash Reserves Money Market Fund *	49,847
811,155	Payden Emerging Markets Corporate Bond Fund, SI Class *	8,087
595,829	Payden Floating Rate Fund, SI Class *	5,976

Total Investment Company (Cost - $63,958)		63,910

Total Investments (Cost - $610,192) (106%)		627,480
Liabilities in excess of Other Assets (-6%)		(35,314)

Net Assets (100%)		$592,166

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $36,590 and the total market value of the collateral held by the Fund is $38,005. Amounts in 000s.
(d)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
3/13/2017	Euro (Buy 1,438)	Bank of America N.A.	$24

Liabilities:
3/13/2017	British Pound (Sell 2,432)	Royal Bank of Canada	$(98)
4/12/2017	Canadian Dollar (Sell 5,827)	Barclays Bank PLC	(52)
3/13/2017	Euro (Sell 2,840)	Bank of America N.A.	(90)
3/13/2017	Euro (Sell 2,800)	Royal Bank of Canada	(39)

			$(279)

40

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (55%)
650,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/26	$753
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	116
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	286
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	338
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	235
400,000	California State, 1.25%, 12/01/28 (b)	401
750,000	California State, 3.00%, 12/01/32 (b)	777
500,000	California State, 5.00%, 10/01/26	589
480,000	California State, 5.25%, 10/01/21	529
500,000	California State Public Works Board, 4.00%, 11/01/32	525
105,000	California State Public Works Board, 5.00%, 9/01/23	123
525,000	California State Public Works Board, 5.00%, 10/01/29	592
385,000	California State Public Works Board, 5.25%, 10/01/33	447
240,000	Chaffey Community College District, 5.00%, 6/01/32	279
100,000	City & County of San Francisco CA, 5.00%, 4/01/22	107
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	583
300,000	City & County of San Francisco CA, 5.00%, 9/01/27	350
260,000	City of Irvine CA, 5.00%, 9/02/22	298
300,000	City of Moreno Valley CA, 4.13%, 12/01/21 AMBAC (a)	307
400,000	City of Redding CA, 5.25%, 6/01/19 AGM (a)	421
280,000	Corona Public Financing Authority, 5.00%, 11/01/30	324
400,000	County of Sacramento CA, 5.75%, 2/01/30	444
200,000	East Side Union High School District, 5.00%, 8/01/29	230
300,000	Elk Grove Unified School District, 2.00%, 12/01/17	302
200,000	Emery Unified School District, 6.50%, 8/01/31	239
400,000	Grossmont Healthcare District, 5.00%, 7/15/18 AMBAC (a)	408
285,000	Inglewood Public Financing Authority, 4.25%, 8/01/21	308
250,000	Inglewood Public Financing Authority, 5.00%, 8/01/17	254
500,000	Irvine Unified School District, 0.46%, 9/01/56 (b)	500
250,000	Liberty Union High School District, 5.00%, 8/01/28	289
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/31	289

Principal or Shares	Security Description	Value (000)

250,000	Los Angeles County Public Works Financing Authority, 5.00%, 8/01/42	$276
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	421
500,000	Los Angeles, CA Community College District, 4.00%, 8/01/29	549
500,000	Los Angeles, CA Unified School District, 4.50%, 7/01/23 AGM (a)	507
450,000	Los Angeles, CA Unified School District, 5.00%, 7/01/21	489
500,000	Los Angeles, CA Unified School District, 5.25%, 7/01/25	562
185,000	Modesto Irrigation District, 5.50%, 7/01/35	196
200,000	Morgan Hill Redevelopment Agency Successor Agency, 5.00%, 9/01/25	233
505,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/24	600
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	115
490,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 11/01/31	568
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	362
250,000	Oakland Redevelopment Agency Successor Agency, 5.00%, 9/01/35 AGM (a)	277
250,000	Palm Springs Financing Authority, 5.00%, 6/01/24	286
250,000	Paramount Redevelopment Agency Successor Agency, 5.00%, 8/01/18	264
270,000	Rancho Mirage Redevelopment Agency Successor Agency, 5.00%, 4/01/24 BAM (a)	314
425,000	Rialto Redevelopment Agency, 5.00%, 9/01/27 BAM (a)	492
5,000	Riverside County Public Financing Authority, 4.00%, 10/01/17 NATL-RE (a)	5
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)	372
285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)	325
300,000	Riverside Unified School District Financing Authority, 5.00%, 9/01/21 BAM (a)	340
325,000	Sacramento Redevelopment Agency Successor Agency, 2.00%, 12/01/17	328
300,000	Sacramento Redevelopment Agency Successor Agency, 5.00%, 12/01/23 BAM (a)	350
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	401
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	387
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	622
500,000	San Diego Regional Building Authority, 5.00%, 10/15/35	569
250,000	San Francisco City & County Redevelopment Agency, 5.00%, 8/01/19	272

41 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

120,000	San Jose Financing Authority, 5.00%, 6/01/28	$138
50,000	San Marino Unified School District, 5.00%, 6/01/23	57
250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	292
790,000	San Ysidro School District, 0.00%, 8/01/47 AGM (a)	104
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	233
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	627
500,000	State of California, 0.41%, 5/01/33 (b)	500
375,000	State of California, 4.50%, 10/01/25	404
100,000	State of California, 4.50%, 8/01/26	100
345,000	State of California, 5.00%, 3/01/19	361
250,000	State of California, 5.00%, 2/01/25	290
390,000	State of California, 5.00%, 9/01/27	466
100,000	State of California, 5.00%, 8/01/30	115
155,000	State of California, 5.50%, 8/01/25	166
325,000	Tustin Community Facilities District, 5.00%, 9/01/22	368
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	397
300,000	University of California, 5.00%, 5/15/20	318
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21	288
345,000	Watsonville Redevelopment Agency, 5.00%, 8/01/24 BAM (a)	405
250,000	West Hollywood Public Financing Authority, 5.00%, 4/01/22	287
575,000	West Hollywood Public Financing Authority, 5.00%, 4/01/28	679

Total General Obligation (Cost - $28,771)		28,720

Revenue (43%)
Airport/Port (2%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23	188
100,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/28	115
175,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/29	199
125,000	County of Sacramento CA Airport System Revenue, 5.00%, 7/01/19	131
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	368

		1,001

Education (7%)
100,000	California Educational Facilities Authority, 5.00%, 10/01/21	114
300,000	California Educational Facilities Authority, 5.00%, 10/01/31	339
250,000	California Municipal Finance Authority, 5.00%, 4/01/18	259
400,000	California Municipal Finance Authority, 5.00%, 4/01/41	414
250,000	California Municipal Finance Authority, 5.00%, 10/01/42 BAM (a)	275

Principal or Shares	Security Description	Value (000)

400,000	Golden Empire Schools Financing Authority, 1.15%, 5/01/17 (b)	$400
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)(b)	231
500,000	Travis Unified School District, 5.00%, 9/01/31 AGM (a)	564
170,000	Tulare City School District, 2.00%, 11/01/17 BAM (a)	170
400,000	Tulare City School District, 2.00%, 11/01/18 BAM (a)	400
500,000	University of California, 5.00%, 5/15/37	560

		3,726

Electric & Gas (4%)
500,000	Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/41	551
500,000	Los Angeles Department of Water & Power, 0.43%, 7/01/34 (b)	500
455,000	M-S-R Public Power Agency, 5.00%, 7/01/19 AGM (a)	478
45,000	M-S-R Public Power Agency, 5.00%, 7/01/19 AGM (a)	47
100,000	Northern California Power Agency, 5.00%, 7/01/23 AGC (a)	105
200,000	Tuolumne Wind Project Authority, 5.00%, 1/01/22	215

		1,896

Facilities (0%)
215,000	California State Public Works Board, 5.00%, 3/01/27	246

Healthcare (7%)
750,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	842
600,000	California Health Facilities Financing Authority, 4.00%, 8/15/39	601
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	801
250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43 (b)	279
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	225
550,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 5/15/29	647

		3,395

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40 (b)	168

Industrial Development/Pollution Control (8%)
400,000	California Infrastructure & Economic Development Bank, 0.93%, 4/01/38 (b)	400
500,000	California Infrastructure & Economic Development Bank, 0.93%, 10/01/47 (b)	500
300,000	California Municipal Finance Authority, 1.20%, 2/01/39 (b)	300
750,000	California Statewide Communities Development Authority, 2.63%, 11/01/33 (b)	752
200,000	California Statewide Communities Development Authority, 5.00%, 4/01/44 (b)	202

42

Principal or Shares	Security Description	Value (000)

500,000	City of Chula Vista CA, 1.65%, 7/01/18	$500
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	440
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	346
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	448
100,000	Successor Agency to the Upland Community Redevelopment Agency, 5.00%, 9/01/23 AGM (a)	116

		4,004

Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	544

Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	499

Transportation (4%)
250,000	Bay Area Toll Authority, 1.25%, 4/01/34 (b)	249
600,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53 (b)	639
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53 (b)	1,136
275,000	Sonoma-Marin Area Rail Transit District, 5.00%, 3/01/27	315

		2,339

Water & Sewer (9%)
500,000	California Pollution Control Financing Authority 144A, 5.00%, 11/21/45 (c)	501
555,000	Chino Basin Desalter Authority, 4.00%, 6/01/31	580
430,000	City of Corcoran CA Water Revenue, 4.00%, 7/01/33 BAM (a)	454

Principal or Shares	Security Description	Value (000)

310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/24	$357
250,000	El Dorado, CA Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	289
300,000	Metropolitan Water District of Southern CA, 1.03%, 7/01/36 (b)	300
425,000	Metropolitan Water District of Southern California, 0.81%, 7/01/36 (b)	425
500,000	State of California Department of Water Resources, 0.95%, 12/01/35 (b)	500
750,000	West Valley Water District, 4.00%, 10/01/46	751
275,000	Western Riverside Water & Wastewater Financing Authority, 4.00%, 9/01/19	291

		4,448

Total Revenue (Cost - $22,056)		22,266

Total Investments (Cost - $50,827) (98%)		50,986
Other Assets, net of Liabilities (2%)		1,154

Net Assets (100%)		$52,140

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
NATL-RE	National Public Finance Guarantee Corporation

43 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
287,000	American Builders & Contractors Supply Co. Inc. Term Loan B 1L, 3.53%, 10/31/23	$290
365,698	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	368
315,000	Serta Simmons Bedding LLC Term Loan 1L, 4.50%, 11/08/23	315

Total Bank Loans (Cost - $968)		973

Bonds (99%)
Argentina (USD) (1%)
450,000	Argentine Republic Government International Bond 144A, 5.63%, 1/26/22 (b)	451
350,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19 (b)	364

		815

Australia (USD) (4%)
590,000	Australia & New Zealand Banking Group Ltd./New York NY, 1.60%, 7/15/19	583
630,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.00%, 11/16/18	632
290,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	290
290,000	Commonwealth Bank of Australia/New York NY, 2.05%, 3/15/19	290
450,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (b)	450
860,000	National Australia Bank Ltd./New York, 1.38%, 7/12/19	846
242,000	Suncorp-Metway Ltd. 144A, 2.10%, 5/03/19 (b)	241
670,000	Westpac Banking Corp., 1.60%, 8/19/19	663
620,000	Westpac Banking Corp., 1.95%, 11/23/18	621

		4,616

Bermuda (USD) (0%)
334,000	Aircastle Ltd., 6.75%, 4/15/17	338

Canada (CAD) (1%)
691,000	Enbridge Inc., 1.35%, 3/13/17 (c)(d)	531
300,000	Rogers Communications Inc., 1.50%, 3/13/17 (c)(d)	231

		762

Canada (USD) (1%)
770,000	Bank of Montreal, 1.90%, 8/27/21	748
150,000	Enbridge Inc., 1.38%, 6/02/17 (c)	150
381,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (b)	384
300,000	Royal Bank of Canada, 1.63%, 4/15/19	298
61,000	TransAlta Corp., 1.90%, 6/03/17	61

		1,641

Cayman Islands (USD) (7%)
800,000	Apidos CLO 144A, 2.17%, 4/15/25 (b)(c)	800
250,000	Apidos CLO 144A, 2.72%, 4/15/25 (b)(c)	250
500,000	Babson CLO Ltd. 144A, 2.13%, 4/20/25 (b)(c)	500
300,000	Babson CLO Ltd. 144A, 3.88%, 4/20/27 (b)(c)	302
200,000	Baidu Inc., 2.25%, 11/28/17	201
600,000	Cent CLO LP 144A, 2.16%, 7/23/25 (b)(c)	599
300,000	CIFC Funding 2015-II Ltd. 144A, 4.02%, 4/15/27 (b)(c)	304

Principal or Shares	Security Description	Value (000)

545,000	Dryden XXII Senior Loan Fund 144A, 2.01%, 8/15/25 (b)(c)	$545
490,000	Dryden XXII Senior Loan Fund 144A, 2.46%, 8/15/25 (b)(c)	490
300,000	Dryden XXXI Senior Loan Fund 144A, 3.87%, 4/18/26 (b)(c)	302
200,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (b)	201
250,000	Madison Park Funding XVII Ltd 144A, 3.94%, 7/21/27 (b)(c)	250
240,000	Noble Holding International Ltd., 7.75%, 1/15/24 (e)	239
455,000	Octagon Investment Partners XIX Ltd. 144A, 3.02%, 4/15/26 (b)(c)	459
315,000	Octagon Investment Partners XXIII Ltd. 144A, 3.02%, 7/15/27 (b)(c)	318
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	310
245,000	Seagate HDD Cayman 144A, 4.25%, 3/01/22 (b)	245
1,300,000	Symphony CLO XV Ltd. 144A, 2.47%, 10/17/26 (b)(c)	1,307
300,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (b)	300
775,000	Tyron Park CLO Ltd. 144A, 2.14%, 7/15/25 (b)(c)	774
490,000	Tyron Park CLO Ltd. 144A, 2.57%, 7/15/25 (b)(c)	489
250,000	Venture XVII CLO Ltd. 144A, 3.87%, 7/15/26 (b)(c)	250

		9,435

Chile (USD) (0%)
300,000	Banco Santander Chile 144A, 1.91%, 4/11/17 (b)(c)	300

China (USD) (0%)
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	251

Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 0.18%, 6/19/17 (c)(d)	270

Denmark (USD) (0%)
390,000	Danske Bank A/S 144A, 1.65%, 9/06/19 (b)	384

France (USD) (2%)
220,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	219
650,000	BPCE SA, 1.63%, 1/26/18	649
540,000	Credit Agricole SA/London 144A, 1.82%, 4/15/19 (b)(c)	543
445,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22 (b)	447
630,000	Dexia Credit Local SA 144A, 2.25%, 2/18/20 (b)	629

		2,487

Germany (USD) (0%)
200,000	IHO Verwaltungs GmbH 144A, 4.13%, 9/15/21 (b)	202

Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	201

44

Principal or Shares	Security Description	Value (000)

Ireland (EUR) (0%)
300,000	Elsevier Finance SA via Aquarius + Investments PLC, 0.19%, 5/20/17 (c)(d)	$324

Ireland (USD) (2%)
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.50%, 5/26/22	300
825,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	847
1,445,000	Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	1,429
340,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	330

		2,906

Japan (USD) (1%)
400,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (b)	400
260,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (b)	260
500,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (b)	500
260,000	Sumitomo Mitsui Banking Corp., 1.76%, 10/19/18	259
340,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 2.05%, 10/18/19 (b)	336

		1,755

Luxembourg (USD) (1%)
300,000	Actavis Funding SCS, 1.30%, 6/15/17	300
260,000	Actavis Funding SCS, 2.21%, 3/12/20 (c)	265
520,000	Actavis Funding SCS, 2.35%, 3/12/18	524

		1,089

Netherlands (USD) (4%)
330,000	ABN AMRO Bank NV 144A, 2.10%, 1/18/19 (b)	332
405,000	Deutsche Telekom International Finance BV 144A, 2.23%, 1/17/20 (b)	406
490,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	489
370,000	Mondelez International Holdings Netherlands BV 144A, 1.63%, 10/28/19 (b)	365
280,000	Mylan NV, 2.50%, 6/07/19	279
630,000	Nederlandse Waterschapsbank NV 144A, 0.88%, 7/13/18 (b)	625
625,000	Nederlandse Waterschapsbank NV 144A, 1.50%, 1/23/19 (b)	624
130,000	Shell International Finance BV, 1.38%, 5/10/19	129
260,000	Shell International Finance BV, 1.63%, 11/10/18	260
610,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (b)	610
380,000	Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	377
340,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	334
560,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	534

		5,364

New Zealand (USD) (1%)
400,000	ANZ New Zealand International Ltd./London 144A, 1.75%, 3/29/18 (b)	400

Principal or Shares	Security Description	Value (000)

400,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (b)	$401

		801

Panama (USD) (0%)
70,000	Carnival Corp., 1.88%, 12/15/17	70

Peru (USD) (0%)
200,000	Banco de Credito del Peru/Panama 144A, 2.25%, 10/25/19 (b)	199

Saudi Arabia (USD) (0%)
200,000	Saudi Government International Bond 144A, 2.38%, 10/26/21 (b)	195

South Korea (USD) (1%)
240,000	Hyundai Capital Services Inc. 144A, 1.63%, 8/30/19 (b)	236
300,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (b)	300

		536

Sweden (USD) (2%)
620,000	Kommuninvest I Sverige AB 144A, 1.13%, 10/09/18 (b)	617
1,010,000	Kommuninvest I Sverige AB 144A, 1.50%, 4/23/19 (b)	1,006
675,000	Skandinaviska Enskilda Banken AB, 1.50%, 9/13/19	664
565,000	Svenska Handelsbanken AB, 1.50%, 9/06/19	556

		2,843

Switzerland (USD) (1%)
780,000	Credit Suisse/New York NY, 1.38%, 5/26/17	780
300,000	Credit Suisse/New York NY, 1.75%, 1/29/18	301
500,000	UBS AG/Stamford CT, 1.80%, 3/26/18	501

		1,582

United Kingdom (EUR) (0%)
370,000	Yorkshire Building Society, 2.13%, 3/18/19 (d)	415

United Kingdom (GBP) (1%)
508,253	Gosforth Funding 2016-1 PLC 144A, 1.00%, 2/15/58 (b)(c)(d)	642

United Kingdom (USD) (2%)
170,000	BAT International Finance PLC 144A, 1.47%, 6/15/18 (b)(c)	170
220,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (b)	220
440,000	BP Capital Markets PLC, 1.67%, 2/13/18	440
169,000	BP Capital Markets PLC, 1.68%, 5/03/19	168
390,000	HSBC Bank PLC 144A, 1.55%, 5/15/18 (b)(c)	391
250,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (b)	250
175,000	Santander UK PLC, 2.50%, 3/14/19	176
700,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (b)	699
270,000	Standard Chartered PLC 144A, 2.10%, 8/19/19 (b)	268

		2,782

United States (EUR) (1%)
450,000	AbbVie Inc., 0.38%, 11/18/19 (d)	488

45 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

500,000	Bank of America Corp., 0.52%, 3/28/18 (c)(d)	$541
350,000	Citigroup Inc., 0.96%, 11/30/17 (c)(d)	378

		1,407

United States (GBP) (1%)
450,000	JPMorgan Chase & Co., 0.82%, 5/30/17 (c)(d)	566

United States (USD) (64%)
380,000	AbbVie Inc., 1.80%, 5/14/18	381
136,000	AES Corp./VA, 3.93%, 6/01/19 (c)	137
130,000	Aetna Inc., 1.70%, 6/07/18	130
660,000	Aetna Inc., 1.90%, 6/07/19	662
420,000	Ally Financial Inc., 3.25%, 9/29/17	424
245,051	American Homes 4 Rent 2014-SFR1 144A, 1.77%, 6/17/31 (b)(c)	245
300,000	American Honda Finance Corp., 1.20%, 7/12/19	295
250,000	American Honda Finance Corp., 1.70%, 2/22/19	250
440,000	AmeriCredit Automobile Receivables Trust 2014-3, 3.13%, 10/08/20	447
380,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	380
110,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.87%, 11/08/21	111
125,000	AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	129
390,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	391
38,000	Aramark Services Inc, 5.75%, 3/15/20	39
715,000	Ares Capital Corp., 3.63%, 1/19/22	700
160,000	Astoria Financial Corp., 5.00%, 6/19/17	162
500,000	AT&T Inc., 2.30%, 3/11/19	502
80,000	AT&T Inc., 5.50%, 2/01/18	83
110,000	Autodesk Inc., 1.95%, 12/15/17	110
130,000	AutoZone Inc., 1.63%, 4/21/19	129
200,000	Bank of America Corp., 1.58%, 5/02/17 (c)	200
310,000	Bank of America Corp., 1.70%, 8/25/17	310
450,000	Bank of America Corp., 2.06%, 1/15/19 (c)	454
135,000	Bank of America Corp., 2.15%, 11/09/20	133
149,922	Bank of America Mortgage 2002-K Trust, 3.14%, 10/20/32 (c)	151
480,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.57%, 9/27/17	480
90,000	Baxalta Inc., 2.00%, 6/22/18	90
210,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (b)	208
1,330,000	BNP Paribas, 1.52%, 9/25/17	1,332
90,000	Boise Cascade Co. 144A, 5.63%, 9/01/24 (b)	92
300,000	Branch Banking & Trust Co., 1.45%, 5/10/19	297
1,015,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 2.38%, 1/15/20 (b)	1,014
250,000	California Earthquake Authority, 1.82%, 7/01/17	251
13,836	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	14
80,000	Capital Auto Receivables Asset Trust 2016-2, 2.11%, 3/22/21	79

Principal or Shares	Security Description	Value (000)

160,000	Capital Auto Receivables Asset Trust 2016-2, 2.42%, 6/21/21	$ 158
1,300,000	Capital One Multi-Asset Execution Trust, 1.34%, 4/15/22	1,289
370,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	370
350,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	350
690,000	Capital One NA/Mclean VA, 2.35%, 1/31/20	692
210,000	Caterpillar Financial Services Corp., 2.10%, 1/10/20	210
130,000	Celgene Corp., 2.13%, 8/15/18	131
200,000	Chevron Corp., 1.79%, 11/16/18	201
420,000	Cisco Systems Inc., 1.40%, 9/20/19	416
150,000	CIT Group Inc., 5.25%, 3/15/18	155
980,000	Citigroup Inc., 1.80%, 2/05/18	980
400,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	400
267,204	Colony American Homes 2014-1 144A, 1.92%, 5/17/31 (b)(c)	267
482,833	Colony American Homes 2014-2 144A, 1.71%, 7/17/31 (b)(c)	483
250,000	Compass Bank, 1.85%, 9/29/17	250
1,330,000	Cooperatieve Rabobank UA, 1.36%, 9/27/17	1,330
820,000	Credit Agricole CIB, 1.45%, 9/26/17	821
271,275	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (b)(c)	258
920,000	Daimler Finance North America LLC 144A, 1.50%, 7/05/19 (b)	908
350,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (b)	350
685,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 3.48%, 6/01/19 (b)	699
70,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 5.88%, 6/15/21 (b)	74
300,000	Discover Bank/Greenwood DE, 2.60%, 11/13/18	303
230,000	DISH DBS Corp., 4.63%, 7/15/17	233
660,000	Dominion Resources Inc./VA 144A, 1.50%, 9/30/18 (b)	654
100,000	Dominion Resources Inc./VA, 2.96%, 7/01/19	101
150,000	Drive Auto Receivables Trust 2016-B 144A, 1.67%, 7/15/19 (b)	150
130,000	Drive Auto Receivables Trust 2016-B 144A, 2.56%, 6/15/20 (b)	131
280,000	Drive Auto Receivables Trust 2016-B 144A, 3.19%, 7/15/22 (b)	284
265,000	DTE Energy Co., 1.50%, 10/01/19	261
140,000	eBay Inc., 2.50%, 3/09/18	141
160,000	Exxon Mobil Corp., 1.71%, 3/01/19	160
233,749	Fannie Mae Connecticut Avenue Securities, 1.72%, 5/25/24 (c)	234
68,557	Fannie Mae Connecticut Avenue Securities, 1.72%, 5/25/24 (c)	69
194,412	Fannie Mae Connecticut Avenue Securities, 1.97%, 7/25/24 (c)	195
237,538	Fannie Mae Connecticut Avenue Securities, 2.37%, 1/25/24 (c)	240

46

Principal or Shares	Security Description	Value (000)

202,233	Fannie Mae Connecticut Avenue Securities, 2.77%, 10/25/23 (c)	$204
302,795	Fannie Mae Connecticut Avenue Securities, 2.92%, 9/25/28 (c)	307
609,098	FDIC Structured Sale Guaranteed Notes 144A, 1.50%, 12/04/20 (b)(c)	608
228,872	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	230
166,049	FDIC Trust 144A, 2.18%, 5/25/50 (b)	167
75,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	75
110,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	110
660,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	654
300,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	302
200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	201
90,000	Fortive Corp. 144A, 1.80%, 6/15/19 (b)	90
216,020	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.02%, 10/25/28 (c)	217
107,533	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.22%, 11/25/23 (c)	108
247,845	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.72%, 5/25/25 (c)	273
247,015	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.52%, 3/25/25 (c)	302
100,000	Freeport-McMoRan Inc., 2.15%, 3/01/17	100
445,000	FS Investment Corp., 4.25%, 1/15/20	448
300,000	GATX Corp., 2.50%, 7/30/19	301
600,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	602
370,000	General Motors Financial Co. Inc., 2.40%, 5/09/19	369
580,000	General Motors Financial Co. Inc., 2.57%, 1/14/22 (c)	587
320,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	323
400,000	Glencore Funding LLC 144A, 2.38%, 1/15/19 (b)(c)	404
360,000	GM Financial Automobile Leasing Trust 2016-1, 3.24%, 3/20/20	364
410,000	Goldman Sachs Group Inc., 2.24%, 4/30/18 (c)	414
675,000	Goldman Sachs Group Inc., 3.00%, 4/26/22	671
130,300	GSAMP Trust 2004-SEA2, 1.42%, 3/25/34 (c)	131
380,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (b)	377
134,000	Hertz Corp., 6.75%, 4/15/19	134
490,000	Hewlett Packard Enterprise Co., 2.45%, 10/05/17	493
460,000	Hewlett Packard Enterprise Co., 2.85%, 10/05/18	466
450,000	HSBC USA Inc., 1.70%, 3/05/18	450
310,000	Hyundai Auto Receivables Trust 2016-B, 2.68%, 9/15/23	305
190,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (b)	190

Principal or Shares	Security Description	Value (000)

100,000	Hyundai Capital America 144A, 2.13%, 10/02/17 (b)	$100
112,000	IAC/InterActiveCorp, 4.88%, 11/30/18	114
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 144A, 6.25%, 2/01/22 (b)	202
410,000	International Lease Finance Corp., 3.88%, 4/15/18	417
337,909	Invitation Homes 2013-SFR1 Trust 144A, 1.92%, 12/17/30 (b)(c)	338
1,256,621	Invitation Homes 2014-SFR1 Trust 144A, 1.77%, 6/17/31 (b)(c)	1,258
815,854	Invitation Homes 2014-SFR2 Trust 144A, 1.87%, 9/17/31 (b)(c)	817
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	282
200,000	JPMorgan Chase & Co., 1.94%, 1/25/18 (c)	201
150,000	JPMorgan Chase & Co., 6.30%, 4/23/19	164
100,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	100
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	112
320,000	Kraft Heinz Foods Co., 2.00%, 7/02/18	321
66,862	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	73
350,000	Lennar Corp., 4.13%, 1/15/22	354
600,000	Martin Marietta Materials Inc., 2.10%, 6/30/17 (c)	601
19,329	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	19
320,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (b)	321
300,000	Morgan Stanley, 1.78%, 7/23/19 (c)	302
650,000	Morgan Stanley, 2.18%, 1/27/20 (c)	659
710,000	Morgan Stanley, 2.21%, 1/20/22 (c)	714
250,000	Morgan Stanley, 6.63%, 4/01/18	264
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	199
340,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (b)	339
110,000	Newell Brands Inc., 2.15%, 10/15/18	111
310,000	Newell Brands Inc., 2.60%, 3/29/19	314
100,000	NextEra Energy Capital Holdings Inc., 1.65%, 9/01/18	100
200,000	Novelis Corp. 144A, 5.88%, 9/30/26 (b)	204
100,000	Novelis Corp. 144A, 6.25%, 8/15/24 (b)	106
235,000	NVIDIA Corp., 2.20%, 9/16/21	229
110,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (b)	111
400,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	408
320,000	PNC Bank NA, 1.95%, 3/04/19	321
200,000	Prudential Financial Inc., 1.69%, 8/15/18 (c)	201
233,783	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	195
300,000	Santander Bank NA, 2.00%, 1/12/18	300
100,000	Santander Drive Auto Receivables Trust 2014-3, 2.65%, 8/17/20	101
150,000	Santander Drive Auto Receivables Trust 2015-1, 3.24%, 4/15/21	152

47 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

180,000	Santander Drive Auto Receivables Trust 2015-2, 3.02%, 4/15/21	$182
300,000	Santander Drive Auto Receivables Trust 2016-2, 2.66%, 11/15/21	301
126,091	Sequoia Mortgage Trust, 1.45%, 2/25/43 (c)	123
158,696	Sequoia Mortgage Trust, 1.55%, 4/25/43 (c)	156
170,000	Smithfield Foods Inc. 144A, 2.70%, 1/31/20 (b)	171
550,000	Southern California Edison Co., 1.85%, 2/01/22	542
90,000	Southern Power Co., 1.85%, 12/01/17	90
161,660	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (b)(c)	161
480,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co.
	II LLC / Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	482
390,000	Stanley Black & Decker Inc., 1.62%, 11/17/18	389
260,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	263
125,000	Starwood Property Trust Inc. 144A,
	5.00%, 12/15/21 (b)	127
150,000	Stryker Corp., 2.00%, 3/08/19	150
170,000	Synchrony Financial, 1.88%, 8/15/17	170
120,000	Synchrony Financial, 2.26%, 2/03/20 (c)	119
130,000	Synchrony Financial, 2.60%, 1/15/19	131
220,000	Synchrony Financial, 3.00%, 8/15/19	223
355,000	Tech Data Corp., 3.70%, 2/15/22	355
235,000	Tenet Healthcare Corp., 6.25%, 11/01/18	248
425,000	Tesoro Corp. 144A, 4.75%, 12/15/23 (b)	438
100,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	101
290,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (b)	295
360,000	T-Mobile USA Inc., 5.25%, 9/01/18	366
3,284,000	U.S. Treasury Note, 0.88%, 5/31/18	3,280
2,000,000	U.S. Treasury Note, 0.88%, 6/15/19	1,979
2,600,000	U.S. Treasury Note, 1.00%, 8/15/18	2,598
3,494,000	U.S. Treasury Note, 1.00%, 9/15/18	3,489
2,300,000	U.S. Treasury Note, 1.00%, 11/30/18	2,293
3,000,000	U.S. Treasury Note, 1.00%, 3/15/19 (f)(g)	2,984
2,300,000	U.S. Treasury Note, 1.13%, 1/31/19	2,296
316,000	U.S. Treasury Note, 1.25%, 12/15/18	316
3,959,000	U.S. Treasury Note, 1.25%, 12/31/18	3,964
1,390,000	U.S. Treasury Note, 1.25%, 10/31/19	1,384
1,500,000	U.S. Treasury Note, 1.38%, 12/15/19	1,497
120,000	United Continental Holdings Inc.,
	6.38%, 6/01/18	126
120,000	Ventas Realty LP, 1.25%, 4/17/17	120
310,000	Verizon Communications Inc., 1.38%, 8/15/19	307
250,000	Verizon Communications Inc.,
	2.71%, 9/14/18 (c)	256
200,000	Verizon Owner Trust 2016-1 144A,
	1.42%, 1/20/21 (b)	199
560,000	Volkswagen Group of America Finance LLC
	144A, 1.25%, 5/23/17 (b)	560
102,468	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	103
93,417	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	94
258,317	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	259
200,000	Walgreens Boots Alliance Inc., 1.75%, 5/30/18	200
510,000	Wells Fargo Bank NA, 1.65%, 1/22/18	511
200,000	Western Digital Corp. 144A,
	10.50%, 4/01/24 (b)	236

Principal or Shares	Security Description	Value (000)

163,578	Westlake Automobile Receivables Trust 2016-2 144A, 1.57%, 6/17/19 (b)	$164
330,000	Westlake Automobile Receivables Trust 2016-2 144A, 2.30%, 11/15/19 (b)	330
160,000	Westlake Automobile Receivables Trust 2016-2 144A, 4.10%, 6/15/21 (b)	161
280,000	Zimmer Biomet Holdings Inc., 2.00%, 4/01/18	281
100,000	Zimmer Holdings Inc., 2.70%, 4/01/20	101

		82,532

Virgin Islands (British) (USD) (1%)
300,000	CNPC General Capital Ltd. 144A, 1.80%, 5/14/17 (b)(c)	300
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)	200
210,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (b)	209

		709

Total Bonds (Cost - $128,955)		128,419

Purchased Call Options (0%)
17	U.S. Treasury 5 Year Futures Option, 118.75, 3/24/17 (Cost - $3)	3

Purchased Put Options (0%)
205	Eurodollar 1-Year Mid-Curve Option, 98, 12/18/17	9
205	Eurodollar 1-Year Mid-Curve Option, 98.38, 9/18/17	13
340	Eurodollar 1-Year Mid-Curve Option, 98.5, 6/19/17	4
17	U.S. Treasury 5 Year Futures Option, 115.5, 3/24/17	2

Total Purchased Put Options (Cost - $44)		28

Investment Company (0%)
293,434	Payden Cash Reserves Money Market Fund * (Cost - $293)	293

Total Investments (Cost - $130,263) (100%)		129,716
Other Assets, net of Liabilities (0%)		243

Net Assets (100%)		$129,959

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(d)	Principal in foreign currency.
(e)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $239 and the total market value of the collateral held by the Fund is $247. Amount in 000s.
(f)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.

48

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/13/2017	British Pound (Sell 523)	Bank of America N.A.	$1

Liabilities:
2/8/2017	British Pound (Sell 961)	HSBC Bank USA, N.A.	$(15)
3/13/2017	British Pound (Sell 518)	Royal Bank of Canada	(21)
4/12/2017	Canadian Dollar (Sell 1,285)	Barclays Bank PLC	(11)
2/8/2017	Canadian Dollar (Sell 993)	Royal Bank of Canada	(11)
2/13/2017	Euro (Sell 595)	Bank of America N.A.	(6)
3/13/2017	Euro (Sell 300)	Bank of America N.A.	(14)
2/8/2017	Euro (Sell 2,248)	Citibank, N.A.	(41)
3/13/2017	Euro (Sell 600)	Royal Bank of Canada	(8)
2/13/2017	Japanese Yen (Sell 71,800)	State Street Bank & Trust Co.	(4)

			$(131)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
51	90-Day Eurodollar Future	Jun-18	$12,528	$9
51	90-Day Eurodollar Future	Sep-18	(12,513)	(10)
6	U.S. 10 Year Ultra Future	Mar-17	(805)	(7)
24	U.S. Treasury 10 Year Note Future	Mar-17	2,987	(8)
37	U.S. Treasury 2 Year Note Future	Mar-17	8,021	14
5	U.S. Treasury 5 Year Note Future	Mar-17	589	2
2	U.S. Ultra Bond Future	Mar-17	(321)	3

				$3

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearing house	Expiration Date	Notional Principal (000s)	Unrealized Depreciation (000s)
Markit CDX, North America High Yield Series 26 Index	5.00%	Chicago Mercantile	Jun-21	USD 1,342	$(32)
Markit CDX, North America High Yield Series 27 Index	5.00%	Chicago Mercantile	Dec-21	USD 640	(7)
Markit CDX, North America Investment Grade Series 26 Index	1.00%	Chicago Mercantile	Jun-21	USD 1,346	(4)
Markit iTraxx Europe Series 25 Index	1.00%	InterContinental Exchange	Jun-21	EUR 2,422	(10)

					$(53)

49 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Argentina (USD) (0%)
280,000	Provincia de Buenos Aires/Argentina 144A, 5.75%, 6/15/19(a)	$291

Australia (AUD) (1%)
450,000	Australia Government Bond, 1.75%, 11/21/20	338
1,100,000	Australia Government Bond, 3.25%, 4/21/25	875

		1,213

Australia (USD) (1%)
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21(a)	282
90,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20(a)	89
400,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25(a)	389
180,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23(a)	185

		945

Austria (EUR) (0%)
120,000	Austria Government Bond 144A, 1.65%, 10/21/24(a)	143
50,000	Austria Government Bond 144A, 3.15%, 6/20/44(a)	75
120,000	Republic of Austria Government Bond 144A, 2.40%, 5/23/34(a)	155

		373

Belgium (EUR) (1%)
100,000	Belgium Government Bond 144A, 0.80%, 6/22/25(a)	109
400,000	Belgium Government Bond 144A, 1.00%, 6/22/31(a)	413
60,000	Belgium Government Bond 144A, 1.60%, 6/22/47(a)	60
250,000	Belgium Government Bond, 3.00%, 9/28/19	295

		877

Brazil (USD) (0%)
270,000	Brazilian Government International Bond, 4.88%, 1/22/21	282

Canada (CAD) (2%)
1,200,000	Canadian Government Bond, 2.25%, 6/01/25	964
380,000	Canadian Government Bond, 3.50%, 12/01/45	356
1,000,000	Canadian Government Bond, 3.75%, 6/01/19	821
350,000	Canadian Government Bond, 5.00%, 6/01/37	382
100,000	Canadian Government Bond, 5.75%, 6/01/29	108

		2,631

Canada (USD) (1%)
290,000	Bank of Montreal, 1.90%, 8/27/21	282
356,000	Encana Corp., 3.90%, 11/15/21	364

		646

Cayman Islands (USD) (1%)
400,000	Babson CLO Ltd. 2015-I 144A, 2.46%, 4/20/27(a)(b)	401
360,000	Seagate HDD Cayman 144A, 4.88%, 3/01/24(a)	357
350,000	Symphony CLO XV Ltd. 144A, 2.47%, 10/17/26(a)(b)	352

		1,110

Chile (USD) (0%)
233,245	Latam Airlines 2015-1 Pass Through Trust A, 4.20%, 11/15/27	234

Principal or Shares	Security Description	Value (000)
Colombia (USD) (1%)
420,000	Colombia Government International Bond, 3.88%, 4/25/27	$412
525,000	Ecopetrol SA, 5.88%, 9/18/23	562

		974

Costa Rica (USD) (0%)
200,000	Costa Rica Government International Bond 144A, 4.25%, 1/26/23(a)	190

Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25(a)	200

Finland (EUR) (0%)
170,000	Finland Government Bond 144A, 2.75%, 7/04/28(a)	224

France (CAD) (0%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	256

France (EUR) (4%)
200,000	Electricite de France, 2.25%, 4/27/21	232
1,700,000	France Government Bond OAT, 1.00%, 5/25/18	1,873
350,000	France Government Bond OAT 144A, 1.25%, 5/25/36(a)	348
1,840,000	France Government Bond OAT, 1.75%, 11/25/24	2,158
240,000	France Government Bond OAT, 3.25%, 5/25/45	329

		4,940

France (GBP) (0%)
100,000	AXA SA, 5.63%, 1/16/54(b)	131
150,000	Cie de Saint-Gobain, 4.63%, 10/09/29	221
100,000	Cie de Saint-Gobain, 4.63%, 10/09/29	147

		499

France (USD) (1%)
345,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 4/13/21(a)	341
265,000	Credit Agricole SA/London 144A, 3.38%, 1/10/22(a)	266
280,000	Danone SA 144A, 2.59%, 11/02/23(a)	271

		878

Germany (EUR) (3%)
300,000	Bundesobligation, 0.00%, 4/09/21	330
900,000	Bundesrepublik Deutschland, 0.00%, 8/15/26	939
800,000	Bundesrepublik Deutschland, 0.50%, 2/15/26	881
100,000	Bundesrepublik Deutschland, 2.50%, 1/04/21	121
360,000	Bundesrepublik Deutschland, 3.25%, 7/04/42	575
80,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	154

		3,000

Hong Kong (USD) (1%)
715,000	ICBCIL Finance Co. Ltd. 144A, 2.38%, 5/19/19(a)	715

Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(a)	329

Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(a)	202

Ireland (EUR) (0%)
100,000	Ireland Government Bond, 3.40%, 3/18/24	128

50

Principal or Shares	Security Description	Value (000)
Ireland (GBP) (0%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	$177

Ireland (USD) (1%)
250,000	Perrigo Finance PLC, 3.50%, 12/15/21	252
220,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	214
185,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	177
535,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21(a)	519

		1,162

Italy (EUR) (3%)
690,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/01/18	796
1,150,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	1,468
370,000	Italy Buoni Poliennali Del Tesoro, 5.00%, 8/01/39	518
590,000	Italy Buoni Poliennali Del Tesoro, 5.25%, 11/01/29	820

		3,602

Japan (JPY) (17%)
195,000,000	Japan Government Five Year Bond, 0.10%, 6/20/19	1,738
180,000,000	Japan Government Five Year Bond, 0.10%, 9/20/19	1,606
740,000,000	Japan Government Ten Year Bond, 0.30%, 12/20/25	6,696
35,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	327
455,000,000	Japan Government Ten Year Bond, 1.20%, 6/20/21	4,261
86,000,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45	880
163,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	1,841
165,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	1,913
54,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	578
125,000,000	Japan Government Two Year Bond, 0.10%, 10/15/17	1,110

		20,950

Kenya (USD) (1%)
525,000	Kenya Government International Bond 144A, 5.88%, 6/24/19(a)	545

Luxembourg (EUR) (0%)
380,000	Prologis International Funding II SA, 2.88%, 4/04/22	450

Luxembourg (USD) (0%)
410,000	Actavis Funding SCS, 3.45%, 3/15/22	415

Mexico (MXN) (0%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21	258

Morocco (USD) (1%)
550,000	Morocco Government International Bond 144A, 4.25%, 12/11/22(a)	566

Principal or Shares	Security Description	Value (000)
Netherlands (EUR) (1%)
250,000	Heineken NV, 1.25%, 9/10/21	$279
300,000	Netherlands Government Bond 144A, 0.50%, 7/15/26(a)	322
130,000	Netherlands Government Bond 144A, 2.25%, 7/15/22(a)	159
130,000	Netherlands Government Bond 144A, 4.00%, 1/15/37(a)	216
350,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24	357

		1,333

Netherlands (USD) (2%)
415,000	Mondelez International Holdings Netherlands BV 144A, 2.00%, 10/28/21(a)	399
600,000	Mylan NV, 3.15%, 6/15/21	593
300,000	Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	295
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	238
255,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	239

		1,764

New Zealand (USD) (1%)
750,000	ANZ New Zealand International Ltd./London 144A, 2.13%, 7/28/21(a)	729
250,000	BNZ International Funding Ltd./London 144A, 2.10%, 9/14/21(a)	243

		972

Panama (USD) (0%)
200,000	Panama Government International Bond, 3.75%, 3/16/25	202
200,000	Panama Government International Bond, 3.88%, 3/17/28	200

		402

Peru (USD) (0%)
390,000	Peruvian Government International Bond, 4.13%, 8/25/27	415

Poland (PLN) (0%)
500,000	Poland Government Bond, 5.25%, 10/25/20	136

Romania (USD) (1%)
555,000	Romanian Government International Bond 144A, 4.38%, 8/22/23(a)(c)	574

Saudi Arabia (USD) (0%)
450,000	Saudi Government International Bond 144A, 3.25%, 10/26/26(a)	430

Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(a)	327

Spain (EUR) (2%)
1,000,000	Spain Government Bond, 0.75%, 7/30/21	1,099
200,000	Spain Government Bond 144A, 1.95%, 4/30/26(a)	223
600,000	Spain Government Bond 144A, 1.95%, 7/30/30(a)	640

51 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

70,000	Spain Government Bond 144A, 2.90%, 10/31/46(a)	$76
200,000	Telefonica Emisiones SAU, 3.96%, 3/26/21	245

		2,283

Spain (GBP) (1%)
400,000	Iberdrola Finanzas SAU, 7.38%, 1/29/24	667

Sri Lanka (USD) (0%)
200,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19(a)	207

Switzerland (USD) (1%)
505,000	Credit Suisse Group AG 144A, 3.57%, 1/09/23(a)	503

United Kingdom (GBP) (3%)
450,000	BP Capital Markets PLC, 1.18%, 8/12/23	545
310,000	HSBC Bank PLC, 5.38%, 11/04/30(b)	433
100,000	United Kingdom Gilt, 2.25%, 9/07/23	136
260,000	United Kingdom Gilt, 4.25%, 12/07/55	540
260,000	United Kingdom Gilt, 4.25%, 12/07/55	540
620,000	United Kingdom Gilt, 4.75%, 12/07/38	1,163
220,000	United Kingdom Gilt, 5.00%, 3/07/25	358
150,000	Virgin Money PLC, 2.25%, 4/21/20	192

		3,907

United Kingdom (USD) (1%)
440,000	Barclays PLC, 3.68%, 1/10/23	441
70,000	BP Capital Markets PLC, 2.11%, 9/16/21	69
670,000	HSBC Holdings PLC, 2.95%, 5/25/21	671
470,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	470

		1,651

United States (EUR) (3%)
550,000	AbbVie Inc., 1.38%, 5/17/24	595
200,000	Amgen Inc., 1.25%, 2/25/22	222
350,000	Berkshire Hathaway Inc., 1.30%, 3/15/24	386
450,000	Blackstone Holdings Finance Co. LLC 144A, 1.00%, 10/05/26(a)	454
640,000	Celanese U.S. Holdings LLC, 1.13%, 9/26/23	686
920,000	Sysco Corp., 1.25%, 6/23/23	999
650,000	Verizon Communications Inc., 0.50%, 6/02/22	691

		4,033

United States (GBP) (1%)
530,000	American Honda Finance Corp., 2.63%, 10/14/22	707
110,000	Textron Inc., 6.63%, 4/07/20	156

		863

United States (USD) (39%)
225,000	21st Century Fox America Inc., 4.50%, 2/15/21	241
545,000	Abbott Laboratories, 3.40%, 11/30/23	545
300,000	AbbVie Inc., 2.85%, 5/14/23	292
140,000	AbbVie Inc., 3.20%, 11/06/22	141
350,000	Activision Blizzard Inc. 144A, 2.30%, 9/15/21(a)	342
400,000	Activision Blizzard Inc. 144A, 3.40%, 9/15/26(a)	383
150,000	Air Lease Corp., 4.25%, 9/15/24	153
471,636	American Airlines 2016-1 Class B Pass Through Trust, 5.25%, 1/15/24	485
350,000	Ares Capital Corp., 3.63%, 1/19/22	343
550,000	AT&T Inc., 3.60%, 2/17/23	553
270,000	AT&T Inc., 5.25%, 3/01/37	269
200,000	Bank of America Corp., 2.65%, 4/01/19	202
120,000	Bank of America Corp., 4.00%, 4/01/24	123

Principal or Shares	Security Description	Value (000)

550,000	Bank of America Corp., 5.63%, 7/01/20	$605
130,000	Bank of America Corp., 6.88%, 4/25/18	138
155,000	Baxalta Inc., 3.60%, 6/23/22	157
290,000	Boardwalk Pipelines LP, 4.45%, 7/15/27	290
445,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 3.00%, 1/15/22(a)	444
255,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 3.63%, 1/15/24(a)	256
300,000	Capital One Financial Corp., 4.75%, 7/15/21	325
350,000	Capital One NA/Mclean VA, 2.40%, 9/05/19	351
760,000	Citigroup Inc., 2.90%, 12/08/21	758
325,000	Citigroup Inc., 4.45%, 9/29/27	330
558,719	Colony Starwood Homes 2016-2 Trust 144A, 2.02%, 12/17/33(a)(b)	562
195,000	ConocoPhillips Co., 4.20%, 3/15/21	207
380,000	Crown Castle International Corp., 5.25%, 1/15/23	414
555,000	Daimler Finance North America LLC 144A, 2.00%, 7/06/21(a)	538
1,040,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21(a)	1,083
90,000	Dignity Health, 3.13%, 11/01/22	89
300,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	304
245,000	Dollar General Corp., 3.25%, 4/15/23	243
235,000	Dominion Resources Inc., 2.00%, 8/15/21	228
152,000	Dow Chemical Co., 9.40%, 5/15/39	241
180,000	Entergy Louisiana LLC, 3.25%, 4/01/28	178
225,000	Enterprise Products Operating LLC, 3.95%, 2/15/27	230
250,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	253
350,000	Exxon Mobil Corp., 2.73%, 3/01/23	351
628,112	Fannie Mae Connecticut Avenue Securities, 2.12%, 1/25/29(b)	632
441,963	Fannie Mae Connecticut Avenue Securities, 2.22%, 1/25/29(b)	446
472,317	Fannie Mae Connecticut Avenue Securities, 2.97%, 10/25/28(b)	478
250,000	Fannie Mae Connecticut Avenue Securities, 5.02%, 1/25/29(b)	265
330,000	Fannie Mae Connecticut Avenue Securities, 5.02%, 4/25/29(b)	351
170,000	Fannie Mae Connecticut Avenue Securities, 5.22%, 1/25/29(b)	181
500,000	Fannie Mae Connecticut Avenue Securities, 11.02%, 1/25/29(b)	575
500,000	Fannie Mae Connecticut Avenue Securities, 11.52%, 1/25/29(b)	585
200,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	201
740,000	FN, 2.50%, 15YR TBA(d)	740
1,250,000	FN, 3.00%, 30YR TBA(d)	1,237
1,130,000	FN, 3.50%, 30YR TBA(d)	1,155
1,000,000	FN, 4.00%, 30YR TBA(d)	1,049
200,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	201
200,000	Ford Motor Credit Co. LLC, 2.94%, 1/08/19	203
250,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	252
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	164
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.07%, 4/25/29(b)	600

52

Principal or Shares	Security Description	Value (000)

250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.03%, 7/25/29(b)	$250
110,000	FS Investment Corp., 4.25%, 1/15/20	111
720,000	G2, 3.50%, 30YR TBA(d)	746
50,000	General Electric Capital Corp., 5.88%, 1/14/38	63
300,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	302
270,000	General Motors Financial Co. Inc., 3.45%, 1/14/22	270
500,000	General Motors Financial Co. Inc., 4.20%, 3/01/21	521
240,000	Goldman Sachs Group Inc., 2.14%, 4/26/22(b)	240
300,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	302
750,000	Goldman Sachs Group Inc., 5.38%, 3/15/20	813
37,872	GreenPoint Mortgage Funding Trust, 1.33%, 6/25/45(b)	22
950,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/22	1,001
200,000	Hospitality Properties Trust, 4.50%, 3/15/25	196
280,000	Hyundai Capital America 144A, 2.60%, 3/19/20(a)	279
385,000	International Lease Finance Corp., 5.88%, 4/01/19	412
420,000	Jefferies Group LLC, 4.85%, 1/15/27	419
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	118
650,000	JPMorgan Chase & Co., 6.30%, 4/23/19	710
260,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43(a)	266
145,000	McKesson Corp., 3.80%, 3/15/24	149
115,000	MDC Holdings Inc., 6.00%, 1/15/43	102
240,000	Medtronic Inc., 3.13%, 3/15/22	245
200,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23(a)	200
405,000	Morgan Stanley, 3.13%, 7/27/26	385
300,000	Morgan Stanley, 5.50%, 1/26/20	326
100,000	Murphy Oil Corp., 3.50%, 12/01/17	101
400,000	National Oilwell Varco Inc., 2.60%, 12/01/22	376
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39(a)	265
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	64
500,000	Newell Brands Inc., 3.15%, 4/01/21	508
37,000	NVIDIA Corp., 3.20%, 9/16/26	36
150,000	Old Republic International Corp., 4.88%, 10/01/24	157
130,000	Oracle Corp., 2.50%, 5/15/22	129
75,000	Owens Corning, 4.20%, 12/15/22	78
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(a)	95
146,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.05%, 1/09/20(a)	148
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20(a)	204
160,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22(a)	162
205,000	Petsmart Inc. 144A, 7.13%, 3/15/23(a)	202
110,000	Prudential Financial Inc., 5.63%, 6/15/43(b)	116

Principal or Shares	Security Description	Value (000)

152,000	Prudential Financial Inc., 7.38%, 6/15/19	$171
210,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 144A, 5.13%, 7/15/23(a)	215
350,000	Roper Technologies Inc., 2.80%, 12/15/21	350
300,000	Ryder System Inc., 2.50%, 5/11/20	301
110,000	Santander Holdings USA Inc./PA,
	2.65%, 4/17/20	109
400,000	Schlumberger Holdings Corp. 144A,
	2.35%, 12/21/18(a)	404
105,000	Select Income REIT, 4.50%, 2/01/25	101
330,000	Solvay Finance America LLC 144A,
	3.40%, 12/03/20(a)	337
110,000	State Street Corp., 4.96%, 3/15/18	114
200,000	Synchrony Financial, 4.25%, 8/15/24	205
340,000	Target Corp., 2.50%, 4/15/26	321
340,000	Tech Data Corp., 4.95%, 2/15/27	339
175,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19(a)	178
410,000	Time Warner Inc., 3.60%, 7/15/25	403
430,000	U.S. Treasury Bond, 2.25%, 8/15/46	362
1,117,325	U.S. Treasury Inflation Indexed Bonds,
	0.63%, 1/15/26	1,140
3,770,000	U.S. Treasury Note, 0.88%, 2/28/17(e)	3,771
1,350,000	U.S. Treasury Note, 1.25%, 4/30/19	1,349
1,480,000	U.S. Treasury Note, 1.38%, 1/31/21	1,459
1,200,000	U.S. Treasury Note, 2.00%, 11/15/26	1,153
145,000	Valero Energy Corp., 9.38%, 3/15/19	167
400,000	Valero Energy Partners LP, 4.38%, 12/15/26	406
210,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	211
705,000	Verizon Communications Inc., 1.75%, 8/15/21	674
370,000	Verizon Communications Inc., 5.05%, 3/15/34	381
230,000	Walgreens Boots Alliance Inc., 2.60%, 6/01/21	230
215,000	Welltower, Inc., 4.95%, 1/15/21	232

		48,134

Uruguay (USD) (0%)
325,000	Uruguay Government International Bond,
	4.38%, 10/27/27	334
110,000	Uruguay Government International Bond,
	4.50%, 8/14/24	117

		451

Virgin Islands (British) (USD) (1%)
650,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21(a)	624

Total Bonds (Cost - $120,320)		118,938

Investment Company (8%)
2,335,651	Payden Cash Reserves Money Market Fund *	2,336
106,260	Payden Emerging Markets Bond Fund, SI Class *	1,440
152,764	Payden Floating Rate Fund, Investor Class *	1,531
124,500	Payden Floating Rate Fund, SI Class *	1,248
586,842	Payden High Income Fund, Investor Class *	3,808

Total Investment Company (Cost - $10,911)		10,363

Total Investments (Cost - $131,231) (105%)		129,301
Liabilities in excess of Other Assets (-5%)		(6,181)

Net Assets (100%)		$123,120

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

53 Payden Mutual Funds

(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(c)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $259 and the total market value of the collateral held by the Fund is $270. Amounts in 000s.
(d)	Security was purchased on a delayed delivery basis.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
3/1/2017	Australian Dollar (Buy 423)	BNP PARIBAS	$5
3/1/2017	Canadian Dollar (Buy 259)	Royal Bank of Canada	6
3/1/2017	Euro (Buy 2,751)	Royal Bank of Canada	48
3/27/2017	Mexican Peso (Sell 25,640)	BNP PARIBAS	1
2/21/2017	Mexican Peso (Sell 5,710)	Credit Suisse First Boston International	5
3/1/2017	Swiss Franc (Buy 183)	BNP PARIBAS	4

			$69

Liabilities:
2/8/2017	Australian Dollar (Sell 2,022)	BNP PARIBAS	$(49)
2/8/2017	British Pound (Sell 4,722)	HSBC Bank USA, N.A.	(76)
3/1/2017	British Pound (Sell 371)	HSBC Bank USA, N.A.	(4)
3/13/2017	British Pound (Sell 1,474)	Royal Bank of Canada	(59)
4/12/2017	Canadian Dollar (Sell 3,609)	Barclays Bank PLC	(32)
2/8/2017	Canadian Dollar (Sell 4,056)	Royal Bank of Canada	(43)
3/13/2017	Euro (Sell 851)	Bank of America N.A.	(39)
2/8/2017	Euro (Sell 7,906)	Citibank, N.A.	(137)
2/8/2017	Euro (Sell 8,127)	Royal Bank of Canada	(145)
3/13/2017	Euro (Sell 1,641)	Royal Bank of Canada	(23)
2/8/2017	Euro (Sell 7,146)	State Street Bank & Trust Co.	(131)
2/8/2017	Japanese Yen (Sell 2,416,100)	Barclays Bank PLC	(437)
3/1/2017	Japanese Yen (Buy 36,500)	Barclays Bank PLC	(3)
2/27/2017	Poland Zloty (Sell 577)	Barclays Bank PLC	(6)
3/27/2017	South African Rand (Buy 16,630)	HSBC Bank USA, N.A.	(1)
2/8/2017	Swiss Franc (Sell 183)	BNP PARIBAS	(3)

			$(1,188)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
2	Euro Buxl 30 Year Bond Future	Mar-17	$361	$(1)
16	Euro-Bobl Future	Mar-17	2,296	(4)
3	Euro-Bund Future	Mar-17	(525)	1
53	Euro-Schatz Future	Mar-17	6,421	1
25	U.S. 10 Year Ultra Future	Mar-17	(3,354)	4
7	U.S. Long Bond Future	Mar-17	1,056	—
84	U.S. Treasury 10 Year Note Future	Mar-17	(10,455)	(17)
25	U.S. Treasury 2 Year Note Future	Mar-17	5,420	1
123	U.S. Treasury 5 Year Note Future	Mar-17	(14,498)	17
25	U.S. Ultra Bond Future	Mar-17	4,017	(40)

				$(38)

54

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (97%)
Argentina (ARS) (0%)
43,120,000	Argentine Bonos del Tesoro, 18.20%, 10/03/21	$3,055

Argentina (USD) (5%)
13,602,500	Argentine Republic Government International Bond, 2.50%, 12/31/38	8,413
6,920,000	Argentine Republic Government International Bond 144A, 5.63%, 1/26/22 (a)	6,942
4,150,000	Argentine Republic Government International Bond 144A, 6.88%, 4/22/21 (a)	4,424
4,610,000	Argentine Republic Government International Bond 144A, 7.13%, 7/06/36 (a)	4,350
10,050,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (a)	10,517
15,310,255	Argentine Republic Government International Bond, 8.28%, 12/31/33	16,267
3,190,000	City of Buenos Aires Argentina 144A, 7.50%, 6/01/27 (a)	3,254
2,760,000	Pampa Energia SA 144A, 7.50%, 1/24/27 (a)	2,736
4,290,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	4,408

		61,311

Armenia (USD) (1%)
13,126,000	Republic of Armenia International Bond 144A, 6.00%, 9/30/20 (a)	13,630

Australia (USD) (1%)
9,060,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A, 4.50%, 10/03/23 (a)	9,577

Azerbaijan (USD) (2%)
16,400,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (a)	16,354
5,455,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	5,288

		21,642

Bermuda (USD) (0%)
2,875,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	2,695

Brazil (BRL) (1%)
9,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21	2,966
18,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23	5,674

		8,640

Brazil (USD) (3%)
5,050,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 6.50%, 6/10/19 (a)	5,419
10,015,000	Brazilian Government International Bond, 2.63%, 1/05/23 (b)	9,139
9,915,000	Brazilian Government International Bond, 4.25%, 1/07/25 (b)	9,630
1,090,000	Brazilian Government International Bond, 4.88%, 1/22/21 (b)	1,137
6,470,000	Brazilian Government International Bond, 5.00%, 1/27/45 (b)	5,564
2,955,000	Brazilian Government International Bond, 5.63%, 1/07/41	2,778
4,135,230	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (a)	3,308

		36,975

Principal or Shares	Security Description	Value (000)
Canada (USD) (0%)
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	$206

Cayman Islands (USD) (1%)
3,430,000	Baidu Inc., 4.13%, 6/30/25 (b)	3,513
2,340,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	2,495
3,289,000	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 6.35%, 6/30/21 (a)	1,513

		7,521

Chile (USD) (0%)
4,683,936	Latam Airlines 2015-1 Pass Through Trust A, 4.20%, 11/15/27	4,696

Colombia (USD) (3%)
3,800,000	Colombia Government International Bond, 3.88%, 4/25/27	3,729
3,100,000	Colombia Government International Bond, 4.00%, 2/26/24	3,159
3,240,000	Colombia Government International Bond, 4.50%, 1/28/26 (b)	3,396
4,640,000	Colombia Government International Bond, 5.00%, 6/15/45	4,540
5,460,000	Colombia Government International Bond, 6.13%, 1/18/41	6,074
7,920,000	Colombia Government International Bond,
	7.38%, 9/18/37	9,861

		30,759

Costa Rica (USD) (3%)
4,770,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	4,919
4,910,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (a)	4,984
2,170,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (a)	2,268
10,025,000	Costa Rica Government International Bond 144A, 7.00%, 4/04/44 (a)	9,684
6,510,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	6,357

		28,212

Croatia (USD) (2%)
3,485,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (a)	3,820
3,000,000	Croatia Government International Bond, 6.38%, 3/24/21	3,289
9,470,000	Croatia Government International Bond, 6.75%, 11/05/19	10,321

		17,430

Dominica Republic (USD) (4%)
665,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 6.75%, 3/30/29 (a)	682
2,585,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	2,580
5,760,000	Dominican Republic International Bond 144A, 5.95%, 1/25/27 (a)	5,774
2,555,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (a)(b)	2,747
3,250,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (a)	3,212

55 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,870,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	$5,221
7,205,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (a)	7,637
10,600,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	11,686

		39,539

Ecuador (USD) (2%)
6,880,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (a)	6,846
2,090,000	Ecuador Government International Bond, 7.95%, 6/20/24	2,079
5,170,000	Ecuador Government International Bond 144A, 9.65%, 12/13/26 (a)	5,467
6,390,000	Ecuador Government International Bond 144A, 10.75%, 3/28/22 (a)	7,189

		21,581

Egypt (EGP) (1%)
113,400,000	Egypt Treasury Bills, 0.00%, 1/23/18	5,073

Egypt (USD) (1%)
2,820,000	Egypt Government International Bond 144A, 5.88%, 6/11/25 (a)	2,606
5,810,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (a)	5,868
4,660,000	Egypt Government International Bond 144A, 7.50%, 1/31/27 (a)	4,672
2,110,000	Egypt Government International Bond 144A, 8.50%, 1/31/47 (a)	2,158

		15,304

El Salvador (USD) (1%)
4,615,000	El Salvador Government International Bond 144A, 5.88%, 1/30/25 (a)	4,052
1,980,000	El Salvador Government International Bond 144A, 6.38%, 1/18/27 (a)	1,747
2,265,000	El Salvador Government International Bond 144A, 7.38%, 12/01/19 (a)(b)	2,282
7,995,000	El Salvador Government International Bond 144A, 7.65%, 6/15/35 (a)(b)	7,067

		15,148

Georgia (USD) (2%)
4,270,000	BGEO Group JSC 144A, 6.00%, 7/26/23 (a)	4,334
8,685,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (a)	9,641
2,030,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	2,142
8,385,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	9,162

		25,279

Ghana (USD) (2%)
6,750,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	6,614
5,170,000	Ghana Government International Bond 144A, 9.25%, 9/15/22 (a)(b)	5,473
7,390,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (a)	8,738

		20,825

Principal or Shares	Security Description	Value (000)
Guatemala (USD) (1%)
4,270,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	$4,132
4,160,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (a)	4,480

		8,612

Honduras (USD) (2%)
2,070,000	Honduras Government International Bond 144A, 6.25%, 1/19/27 (a)	2,066
5,630,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (a)	6,132
14,085,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (a)	15,842

		24,040

Hungary (USD) (3%)
11,850,000	Hungary Government International Bond, 5.38%, 3/25/24	13,028
7,030,000	Hungary Government International Bond, 5.75%, 11/22/23	7,861
6,010,000	Hungary Government International Bond, 6.25%, 1/29/20	6,609
5,480,000	Magyar Export-Import Bank Zrt 144A, 4.00%, 1/30/20 (a)	5,628

		33,126

India (USD) (0%)
1,971,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	2,012

Indonesia (USD) (5%)
2,250,000	Indonesia Government International Bond 144A, 3.70%, 1/08/22 (a)	2,286
7,695,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (a)	7,759
2,300,000	Indonesia Government International Bond 144A, 5.25%, 1/17/42 (a)	2,360
2,960,000	Indonesia Government International Bond 144A, 5.25%, 1/08/47 (a)	3,039
2,960,000	Indonesia Government International Bond 144A, 5.38%, 10/17/23 (a)	3,240
10,085,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (a)	11,278
9,440,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	13,144
2,770,000	Indonesia Government International Bond, 8.50%, 10/12/35	3,857
720,000	Pelabuhan Indonesia III Persero PT 144A, 4.88%, 10/01/24 (a)	738
3,475,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	3,684
6,580,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	6,515

		57,900

Ivory Coast (USD) (1%)
2,600,000	Ivory Coast Government International Bond 144A, 5.38%, 7/23/24 (a)	2,470
6,017,200	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (a)	5,600

		8,070

Jamaica (USD) (0%)
1,590,000	Jamaica Government International Bond, 6.75%, 4/28/28	1,762

56

Principal or Shares	Security Description	Value (000)

2,350,000	Jamaica Government International Bond, 8.00%, 3/15/39	$2,644

		4,406

Jordan (USD) (0%)
3,950,000	Jordan Government International Bond 144A, 5.75%, 1/31/27 (a)	3,773

Kazakhstan (USD) (2%)
4,400,000	Development Bank of Kazakhstan JSC 144A, 4.13%, 12/10/22 (a)	4,312
4,110,000	KazAgro National Management Holding JSC 144A, 4.63%, 5/24/23 (a)	3,914
4,485,000	Kazakhstan Government International Bond 144A, 6.50%, 7/21/45 (a)	5,275
8,560,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (a)	9,213

		22,714

Kenya (USD) (2%)
13,946,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	14,470
3,260,000	Kenya Government International Bond 144A, 6.88%, 6/24/24 (a)	3,158

		17,628

Lebanon (USD) (3%)
2,270,000	Lebanon Government International Bond, 5.15%, 11/12/18	2,283
3,890,000	Lebanon Government International Bond, 5.45%, 11/28/19	3,889
2,255,000	Lebanon Government International Bond, 6.00%, 1/27/23	2,233
3,670,000	Lebanon Government International Bond, 6.10%, 10/04/22	3,650
4,785,000	Lebanon Government International Bond, 6.20%, 2/26/25	4,662
2,280,000	Lebanon Government International Bond, 6.38%, 3/09/20	2,333
2,815,000	Lebanon Government International Bond, 6.60%, 11/27/26	2,773
1,725,000	Lebanon Government International Bond, 6.65%, 11/03/28	1,689
3,935,000	Lebanon Government International Bond, 6.65%, 2/26/30	3,846
2,205,000	Lebanon Government International Bond, 6.75%, 11/29/27	2,192

		29,550

Luxembourg (USD) (1%)
2,485,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	2,553
4,050,000	Minerva Luxembourg SA 144A, 6.50%, 9/20/26 (a)	4,040
4,790,000	Ultrapar International SA 144A, 5.25%, 10/06/26 (a)	4,729

		11,322

Malaysia (USD) (0%)
930,000	Petronas Capital Ltd. 144A, 4.50%, 3/18/45 (a)	955

Mexico (MXN) (0%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	1,160

Principal or Shares	Security Description	Value (000)

71,600,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	$3,187

		4,347

Mexico (USD) (4%)
1,550,000	Comision Federal de Electricidad 144A, 4.75%, 2/23/27 (a)	1,498
2,475,000	Comision Federal de Electricidad 144A, 4.88%, 1/15/24 (a)	2,502
1,735,756	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	1,744
5,170,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	4,692
1,040,000	Mexico City Airport Trust 144A, 4.25%, 10/31/26 (a)	1,020
1,520,000	Mexico City Airport Trust 144A, 5.50%, 10/31/46 (a)	1,377
4,300,000	Mexico Government International Bond,
	4.00%, 10/02/23	4,339
2,330,000	Mexico Government International Bond, 4.13%, 1/21/26 (b)	2,343
2,480,000	Mexico Government International Bond, 4.35%, 1/15/47	2,148
1,155,000	Mexico Government International Bond, 4.60%, 1/23/46	1,047
1,013,000	Mexico Government International Bond, 5.55%, 1/21/45	1,040
1,715,000	Mexico Government International Bond, 6.05%, 1/11/40	1,880
4,360,000	Petroleos Mexicanos, 3.50%, 1/30/23	4,027
4,670,000	Petroleos Mexicanos, 4.88%, 1/24/22 (b)	4,699
1,483,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,224
4,360,000	Petroleos Mexicanos, 5.63%, 1/23/46	3,654
2,520,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,268
2,959,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,800
2,170,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (a)	2,046

		46,348

Mongolia (USD) (0%)
4,985,000	Mongolia Government International Bond, 5.13%, 12/05/22	4,346

Morocco (USD) (0%)
1,890,000	BMCE Bank, 6.25%, 11/27/18	1,965
2,490,000	Morocco Government International Bond 144A, 4.25%, 12/11/22 (a)	2,563

		4,528

Netherlands (USD) (1%)
2,670,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)(b)	2,633
1,640,000	Majapahit Holding BV 144A, 7.75%, 1/20/20 (a)	1,844
700,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	788
8,435,000	Petrobras Global Finance BV, 4.38%, 5/20/23	7,802
2,600,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	2,737

		15,804

Nigeria (USD) (0%)
4,790,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (a)(b)	4,890

57 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Panama (USD) (3%)
4,190,000	Global Bank Corp. 144A, 4.50%, 10/20/21 (a)	$4,100
4,100,000	Panama Government International Bond, 3.75%, 3/16/25	4,151
7,420,000	Panama Government International Bond, 3.88%, 3/17/28	7,416
550,000	Panama Government International Bond, 4.00%, 9/22/24	571
10,990,000	Panama Government International Bond, 6.70%, 1/26/36	13,655
3,135,000	Panama Government International Bond, 9.38%, 4/01/29	4,506

		34,399

Peru (USD) (2%)
2,913,868	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	3,001
460,000	Banco Internacional del Peru SAA Interbank 144A, 6.63%, 3/19/29 (a)(c)	501
4,560,000	Corp. Financiera de Desarrollo SA 144A, 4.75%, 2/08/22 (a)	4,840
500,000	Corp. Financiera de Desarrollo SA 144A, 5.25%, 7/15/29 (a)(c)	523
5,160,000	Peruvian Government International Bond, 5.63%, 11/18/50	5,973
6,730,000	Peruvian Government International Bond, 6.55%, 3/14/37	8,588
1,305,000	Peruvian Government International Bond, 7.35%, 7/21/25	1,688

		25,114

Philippines (USD) (1%)
1,300,000	Philippine Government International Bond, 3.70%, 3/01/41	1,266
7,765,000	Philippine Government International Bond, 6.38%, 10/23/34	10,273
2,368,000	Philippine Government International Bond, 7.75%, 1/14/31	3,365

		14,904

Romania (USD) (2%)
5,360,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)(b)	5,549
8,226,000	Romanian Government International Bond 144A, 4.88%, 1/22/24 (a)	8,764
6,150,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (a)	7,284
5,330,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	6,099

		27,696

Russian Federation (RUB) (1%)
300,000,000	Russian Federal Bond - Ofz, 8.15%, 2/03/27	5,056

Russian Federation (USD) (1%)
3,000,000	Russian Foreign Bond - Eurobond 144A, 4.88%, 9/16/23 (a)	3,184
4,000,000	Russian Foreign Bond - Eurobond 144A, 5.63%, 4/04/42 (a)	4,346

		7,530

Senegal (USD) (2%)
9,155,000	Senegal Government International Bond 144A, 6.25%, 7/30/24 (a)	9,043

Principal or Shares	Security Description	Value (000)

7,550,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	$8,381

		17,424

Serbia (USD) (1%)
9,140,000	Serbia International Bond 144A, 7.25%, 9/28/21 (a)	10,333

Singapore (USD) (0%)
1,900,000	BOC Aviation Pte Ltd. 144A, 3.88%, 4/27/26 (a)	1,861

South Africa (USD) (1%)
13,970,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	13,147
2,350,000	Republic of South Africa Government International Bond, 4.88%, 4/14/26	2,369

		15,516

Sri Lanka (USD) (4%)
5,090,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	5,436
4,430,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (a)	4,513
13,010,000	Sri Lanka Government International Bond 144A, 5.88%, 7/25/22 (a)	13,066
1,845,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19 (a)	1,906
3,810,000	Sri Lanka Government International Bond 144A, 6.13%, 6/03/25 (a)	3,673
4,270,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (a)	4,375
5,390,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	5,391
2,830,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	2,834

		41,194

Tanzania (USD) (0%)
16	Tanzania Government International Bond, 7.25%, 3/09/20 (c)	—

Trinidad & Tobago (USD) (0%)
968,000	Trinidad Generation UnLtd 144A, 5.25%, 11/04/27 (a)(b)	961

Tunisia (USD) (1%)
6,030,000	Banque Centrale de Tunisie International Bond 144A, 5.75%, 1/30/25 (a)	5,706

Turkey (USD) (4%)
6,900,000	Export Credit Bank of Turkey 144A, 5.38%, 2/08/21 (a)	6,874
2,380,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (a)	2,446
7,950,000	Turkey Government International Bond, 4.25%, 4/14/26	7,133
2,700,000	Turkey Government International Bond, 4.88%, 4/16/43	2,209
7,140,000	Turkey Government International Bond, 5.63%, 3/30/21	7,362
3,890,000	Turkey Government International Bond, 6.00%, 3/25/27	3,930
5,020,000	Turkey Government International Bond, 6.88%, 3/17/36	5,208

58

Principal or Shares	Security Description	Value (000)

4,340,000	Turkey Government International Bond, 7.38%, 2/05/25	$4,793
3,700,000	Turkey Government International Bond, 8.00%, 2/14/34	4,258

		44,213

Ukraine (USD) (3%)
3,015,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)(c)	896
5,692,000	Ukraine Government International Bond 144A, 7.75%, 9/01/19 (a)	5,676
11,178,000	Ukraine Government International Bond 144A, 7.75%, 9/01/20 (a)	10,970
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (a)	1,457
7,553,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (a)	7,241
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	1,427
4,033,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	3,791
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	1,404
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/26 (a)	1,395
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	1,389

		35,646

United Arab Emirates (USD) (0%)
5,070,000	Abu Dhabi Government International Bond 144A, 3.13%, 5/03/26 (a)	5,025

United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.16%, 5/23/23 (a)	4,466
250,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.28%, 6/05/19 (a)	3,765
234,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.28%, 6/05/19 (a)	3,524
70,000,000	Standard Chartered Bank/Singapore (India Government Bond), 7.28%, 6/05/19	1,054
28,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 (a)	442
43,000,000	Standard Chartered Bank/Singapore (Rural Electrification Corp. Ltd.), 9.34%, 8/27/24	714

		13,965

United Kingdom (LKR) (1%)
1,264,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 (a)	8,012

United Kingdom (USD) (1%)
7,160,000	State Export-Import Bank of Ukrain (Ukreximbank Via Biz Finance PLC) 144A, 9.63%, 4/27/22 (a)	7,087

United States (GHS) (1%)
12,300,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 (a)(c)	3,254

Principal or Shares	Security Description	Value (000)

10,450,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 (a)(c)	$2,765

		6,019

United States (IDR) (0%)
30,300,000,000	JPMorgan Chase Bank NA 144A, 8.38%, 3/17/34 (a)	2,316

Uruguay (USD) (2%)
13,940,525	Uruguay Government International Bond, 4.38%, 10/27/27	14,343
1,114,000	Uruguay Government International Bond, 4.50%, 8/14/24	1,179
10,449,580	Uruguay Government International Bond, 5.10%, 6/18/50	9,775

		25,297

Venezuela (USD) (2%)
5,975,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	2,270
6,620,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)	2,530
2,450,000	Petroleos de Venezuela SA 144A, 8.50%, 10/27/20 (a)	1,905
5,540,000	Petroleos de Venezuela SA, 9.00%, 11/17/21	3,179
8,550,000	Venezuela Government International Bond, 6.00%, 12/09/20	4,531
2,065,000	Venezuela Government International Bond, 7.00%, 12/01/18	1,523
2,640,000	Venezuela Government International Bond, 7.00%, 3/31/38	1,188
7,314,000	Venezuela Government International Bond, 7.65%, 4/21/25	3,429
4,385,000	Venezuela Government International Bond, 7.75%, 10/13/19	2,664
1,740,000	Venezuela Government International Bond, 9.25%, 9/15/27	931

		24,150

Vietnam (USD) (0%)
2,440,000	Vietnam Government International Bond 144A, 4.80%, 11/19/24 (a)	2,465
2,030,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (a)	2,219

		4,684

Virgin Islands (British) (USD) (2%)
16,100,000	1MDB Global Investments Ltd., 4.40%, 3/09/23	14,961
2,010,000	Central American Bottling Corp. 144A, 5.75%, 1/31/27 (a)	2,029
5,490,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 3.50%, 5/03/26 (a)	5,342
935,000	State Grid Overseas Investment 2013 Ltd. 144A, 4.38%, 5/22/43 (a)	981
2,720,000	State Grid Overseas Investment 2016 Ltd. 144A, 2.88%, 5/18/26 (a)	2,586

		25,899

Zambia (USD) (1%)
1,190,000	Zambia Government International Bond 144A, 5.38%, 9/20/22 (a)	1,077

59 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

9,025,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (a)	$9,020
1,120,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	1,123

		11,220

Total Bonds (Cost -$1,120,341)		1,114,696

Investment Company (6%)
61,060,149	Payden Cash Reserves Money Market Fund *
	(Cost - $61,060)	61,060

Total Investments (Cost - $1,181,401) (103%)		1,175,756
Liabilities in excess of Other Assets (-3%)		(30,493)

Net Assets (100%)		$1,145,263

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $42,775 and the total market value of the collateral held by the Fund is $44,000. Amounts in 000s.
(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/17/2017	Brazilian Real (Buy 13,545)	Barclays Bank PLC	$165
4/28/2017	British Pound (Sell 4,542)	UBS AG	2
2/23/2017	Chinese Yuan (Sell 38,829)	Barclays Bank PLC	114
2/15/2017	Malaysian Ringgit (Sell 12,167)	HSBC Bank USA, N.A.	36
3/27/2017	Mexican Peso (Sell 119,420)	BNP PARIBAS	4
2/21/2017	Mexican Peso (Sell 95,240)	Credit Suisse First Boston International	84

			$405

Liabilities:
2/7/2017	Argentine Peso (Buy 63,160)	BNP PARIBAS	$(6)
2/7/2017	Argentine Peso (Sell 63,160)	Citibank, N.A.	(211)
2/17/2017	Brazilian Real (Sell 13,545)	State Street Bank & Trust Co.	(452)
4/24/2017	Euro (Sell 2,673)	BNP PARIBAS	(31)
4/24/2017	Japanese Yen (Sell 1,311,700)	HSBC Bank USA, N.A.	(216)
3/27/2017	South African Rand (Buy 77,440)	HSBC Bank USA, N.A.	(2)
2/14/2017	South Korean Won (Sell 9,689,000)	Barclays Bank PLC	(105)
2/14/2017	South Korean Won (Sell 3,359,000)	Citibank, N.A.	(15)

			$(1,038)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
685	U.S. Treasury 10 Year Note Future	Mar-17	$(85,261)	$594

60

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (95%)
Argentina (ARS) (1%)
5,250,000	Argentine Bonos del Tesoro, 15.50%, 10/17/26	$340
4,040,000	Argentine Bonos del Tesoro, 16.00%, 10/17/23	263
5,720,000	Argentine Bonos del Tesoro, 18.20%, 10/03/21	405

		1,008

Brazil (BRL) (13%)
1,000,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/18	970
3,875,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/18	1,223
22,535,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/19	7,131
5,837,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21	1,822
17,691,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23	5,426
9,835,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/25	2,991

		19,563

Chile (CLP) (0%)
79,000,000	Republic of Chile, 5.50%, 8/05/20	129

Colombia (COP) (8%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21	195
2,700,000,000	Colombian TES, 6.00%, 4/28/28	859
7,545,000,000	Colombian TES, 7.00%, 5/04/22	2,646
2,600,000,000	Colombian TES, 7.50%, 8/26/26	932
1,945,000,000	Colombian TES, 7.75%, 9/18/30	711
7,949,000,000	Colombian TES, 10.00%, 7/24/24	3,246
2,330,000,000	Colombian TES, 11.00%, 7/24/20	911
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	310
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	360
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 (a)	412
1,036,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 (a)	358
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 (a)	523

		11,463

Egypt (EGP) (1%)
29,300,000	Egypt Treasury Bills, 0.00%, 1/23/18	1,311

Hungary (HUF) (5%)
163,000,000	Hungary Government Bond, 3.50%, 6/24/20	609
187,000,000	Hungary Government Bond, 5.50%, 6/24/25	765
154,000,000	Hungary Government Bond, 6.00%, 11/24/23	652
487,400,000	Hungary Government Bond, 6.50%, 6/24/19	1,930
518,810,000	Hungary Government Bond, 7.00%, 6/24/22	2,262
268,000,000	Hungary Government Bond, 7.50%, 11/12/20	1,138

		7,356

Indonesia (IDR) (4%)
31,000,000,000	Indonesia Treasury Bond, 5.63%, 5/15/23	2,108
9,000,000,000	Indonesia Treasury Bond, 7.00%, 5/15/22	669
24,700,000,000	Indonesia Treasury Bond, 8.25%, 6/15/32	1,861
15,600,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26	1,229

		5,867

Principal or Shares	Security Description	Value (000)
Malaysia (MYR) (6%)
4,050,000	Malaysia Government Bond, 3.42%, 8/15/22	$896
2,970,000	Malaysia Government Bond, 3.80%, 8/17/23	665
3,100,000	Malaysia Government Bond, 3.89%, 7/31/20	708
5,120,000	Malaysia Government Bond, 3.89%, 3/15/27	1,117
11,960,000	Malaysia Government Bond, 4.16%, 7/15/21	2,759
2,705,000	Malaysia Government Bond, 4.18%, 7/15/24	615
4,380,000	Malaysia Government Bond, 4.39%, 4/15/26	999
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30	577

		8,336

Mexico (MXN) (7%)
15,000,000	America Movil SAB de CV, 6.00%, 6/09/19	694
72,300	America Movil SAB de CV, 6.45%, 12/05/22	319
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25	453
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	258
6,850,000	Mexican Bonos, 5.00%, 12/11/19	313
48,500,000	Mexican Bonos, 6.50%, 6/09/22	2,256
35,700,000	Mexican Bonos, 7.75%, 5/29/31	1,700
12,800,000	Mexican Bonos, 7.75%, 11/13/42	598
5,000,000	Mexican Bonos, 8.00%, 6/11/20	247
6,500,000	Mexican Bonos, 8.00%, 12/07/23	324
12,940,000	Mexican Bonos, 8.50%, 5/31/29	660
11,349,000	Mexican Bonos, 8.50%, 11/18/38	572
20,783,100	Mexican Bonos, 10.00%, 12/05/24	1,154
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	724
9,900,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	441

		10,713

Peru (PEN) (2%)
3,990,000	Republic of Peru 144A, 5.70%, 8/12/24 (a)	1,225
2,865,000	Republic of Peru 144A, 6.35%, 8/12/28 (a)	885
500,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	158
2,930,000	Republic of Peru 144A, 6.95%, 8/12/31 (a)	938
1,026,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	363

		3,569

Philippines (PHP) (0%)
8,000,000	Philippine Government International Bond, 4.95%, 1/15/21	165
17,000,000	Republic of Philippines, 6.25%, 1/14/36	373

		538

Poland (PLN) (8%)
11,050,000	Poland Government Bond, 0.00%, 10/25/18	2,668
4,500,000	Poland Government Bond, 2.00%, 4/25/21	1,086
4,050,000	Poland Government Bond, 3.25%, 7/25/19	1,036
8,115,000	Poland Government Bond, 3.25%, 7/25/25	1,964
8,000,000	Poland Government Bond, 4.00%, 10/25/23	2,060
4,375,000	Poland Government Bond, 5.25%, 10/25/20	1,191
3,950,000	Poland Government Bond, 5.50%, 10/25/19	1,068
3,060,000	Poland Government Bond, 5.75%, 10/25/21	857
2,510,000	Poland Government Bond, 5.75%, 9/23/22	706

		12,636

Romania (RON) (3%)
1,350,000	Romania Government Bond, 5.60%, 11/28/18	349
4,350,000	Romania Government Bond, 5.85%, 4/26/23	1,187
8,510,000	Romania Government Bond, 5.95%, 6/11/21	2,309

		3,845

Russian Federation (RUB) (6%)
63,600,000	Russian Federal Bond - OFZ, 6.70%, 5/15/19	1,033

61 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

123,000,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23	$1,965
53,800,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28	829
45,480,000	Russian Federal Bond - OFZ, 7.50%, 2/27/19	751
183,920,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	3,021
130,000,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	2,191

		9,790

South Africa (ZAR) (9%)
49,200,000	Republic of South Africa, 6.25%, 3/31/36	2,628
19,235,019	Republic of South Africa, 6.50%, 2/28/41	1,023
9,100,000	Republic of South Africa, 6.75%, 3/31/21	643
1,320,000	Republic of South Africa, 7.00%, 2/28/31	81
32,000,000	Republic of South Africa, 8.88%, 2/28/35	2,251
39,600,000	South Africa Government Bond, 7.75%, 2/28/23	2,845
55,000,000	South Africa Government Bond, 8.00%, 1/31/30	3,707
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	792

		13,970

Thailand (THB) (5%)
85,500,000	Thailand Government Bond, 3.63%, 6/16/23	2,605
84,470,000	Thailand Government Bond, 3.65%, 12/17/21	2,564
62,600,000	Thailand Government Bond, 4.88%, 6/22/29	2,106

		7,275

Turkey (TRY) (6%)
2,361,812	Turkey Government Bond, 3.00%, 2/23/22	642
765,000	Turkey Government Bond, 6.30%, 2/14/18	194
17,200,000	Turkey Government Bond, 7.10%, 3/08/23	3,829
225,000	Turkey Government Bond, 7.40%, 2/05/20	55
2,100,000	Turkey Government Bond, 8.00%, 3/12/25	476
2,780,000	Turkey Government Bond, 8.50%, 7/10/19	701
772,824	Turkey Government Bond, 8.80%, 11/14/18	198
3,070,000	Turkey Government Bond, 9.00%, 7/24/24	744
4,250,000	Turkey Government Bond, 9.40%, 7/08/20	1,085
2,550,000	Turkey Government Bond, 9.50%, 1/12/22	645
3,420,000	Turkey Government Bond, 10.40%, 3/20/24	894
1,350,000	Turkey Government Bond, 10.50%, 1/15/20	356

		9,819

United Kingdom (IDR) (2%)
27,400,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 (a)	2,094
4,500,000,000	Standard Chartered Bank/Singapore (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 (a)	344

		2,438

United Kingdom (INR) (2%)
75,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.28%, 6/05/19 (a)	1,129
13,000,000	Standard Chartered Bank/Singapore (India Government Bond), 7.28%, 6/05/19	196
55,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 7.59%, 1/13/26 (a)	868
39,000,000	Standard Chartered Bank/Singapore (India Government Bond) 144A, 8.83%, 11/29/23 (a)	639
13,000,000	Standard Chartered Bank/Singapore (Rural Electrification Corp. Ltd.), 9.34%, 8/27/24	216

		3,048

United Kingdom (LKR) (1%)
281,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 (a)	1,781

Principal or Shares	Security Description	Value (000)
United States (GHS) (1%)
2,600,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 (a)(b)	$ 688
1,900,000	Citigroup Global Markets Holdings Inc. (Republic of Ghana) 144A, 24.75%, 3/03/21 (a)(b)	503

		1,191

United States (IDR) (5%)
5,500,000,000	Indonesia Treasury Bond, 8.38%, 3/19/24	428
18,740,000,000	Indonesia Treasury Bond 144A, 8.38%, 9/17/26 (a)	1,477
10,000,000,000	Indonesia Treasury Bond 144A, 8.75%, 6/03/31 (a)	788
49,194,000,000	Indonesia Treasury Bond 144A, 9.50%, 7/17/31 (a)	4,108

		6,801

Total Bonds (Cost - $157,239)		142,447

Investment Company (6%)
4,575,463	Payden Cash Reserves Money Market Fund *	4,575
478,709	Payden Emerging Markets Corporate Bond Fund, SI Class *	4,773

Total Investment Company (Cost - $9,476)		9,348

Total Investments (Cost - $166,715) (101%)		151,795

Liabilities in excess of Other Assets (-1%)		(903)

Net Assets (100%)		$150,892

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.

62

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/17/2017	Brazilian Real (Buy 2,189)	Barclays Bank PLC	$27
4/28/2017	British Pound (Sell 896)	UBS AG	—
2/23/2017	Chinese Yuan (Sell 9,973)	Barclays Bank PLC	33
3/22/2017	Hungarian Forint	Barclays Bank PLC	6
	(Buy 42,000)
2/15/2017	Malaysian Ringgit	Citibank, N.A.	19
	(Buy 19,435)
2/15/2017	Malaysian Ringgit	HSBC Bank USA,	10
	(Sell 3,463)	N.A.
3/27/2017	Mexican Peso (Sell 31,410)	BNP PARIBAS	1
2/22/2017	Russian Ruble	HSBC Bank USA,	108
	(Buy 78,840)	N.A.
4/25/2017	Thailand Baht	Barclays Bank PLC	6
	(Buy 144,110)
3/22/2017	Turkish Lira (Buy 6,592)	Barclays Bank PLC	15

			$225

Liabilities:
2/7/2017	Argentine Peso (Buy 14,490)	BNP PARIBAS	$(2)
2/7/2017	Argentine Peso (Sell 14,490)	Citibank, N.A.	(48)
2/17/2017	Brazilian Real (Sell 2,189)	State Street Bank & Trust Co.	(73)
4/24/2017	Euro (Sell 692)	BNP PARIBAS	(8)
4/24/2017	Japanese Yen (Sell 342,800)	HSBC Bank USA, N.A.	(63)
2/21/2017	Mexican Peso (Buy 63,470)	Credit Suisse First Boston International	(50)
2/14/2017	New Taiwan Dollar (Sell 48,380)	HSBC Bank USA, N.A.	(21)
2/22/2017	Russian Ruble (Sell 43,040)	Barclays Bank PLC	(10)
3/27/2017	South African Rand (Buy 20,370)	HSBC Bank USA, N.A.	(1)
2/14/2017	South Korean Won (Sell 842,000)	Barclays Bank PLC	(9)
2/14/2017	South Korean Won (Sell 888,000)	Citibank, N.A.	(4)

			$(289)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
75	U.S. Treasury 10 Year Note Future	Mar-17	$(9,335)	$65

63 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Argentina (USD) (5%)
200,000	Aeropuertos Argentina 2000 SA 144A, 6.88%, 2/01/27 (a)	$202
145,000	Argentine Republic Government International Bond, 2.50%, 12/31/38	90
200,000	Argentine Republic Government International Bond 144A, 6.88%, 4/22/21 (a)	213
365,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (a)	382
250,000	City of Buenos Aires Argentina 144A, 7.50%, 6/01/27 (a)	255
230,000	Genneia SA 144A, 8.75%, 1/20/22 (a)	239
280,000	Pampa Energia SA 144A, 7.50%, 1/24/27 (a)	278
160,000	Provincia de Cordoba 144A, 7.13%, 6/10/21 (a)	164
270,000	YPF SA 144A, 8.50%, 3/23/21 (a)	293

		2,116

Azerbaijan (USD) (0%)
200,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (a)	199

Barbados (USD) (1%)
285,000	Columbus Cable Barbados Ltd. 144A, 7.38%, 3/30/21 (a)	304

Bermuda (USD) (2%)
220,000	Digicel Group Ltd. 144A, 7.13%, 4/01/22 (a)	177
515,000	Digicel Ltd. 144A, 6.00%, 4/15/21 (a)	482
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	218

		877

Brazil (BRL) (1%)
670,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/23	206

Brazil (USD) (2%)
380,000	Caixa Economica Federal 144A, 4.25%, 5/13/19 (a)	384
524,437	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/21 (a)	419

		803

Canada (USD) (2%)
200,000	Air Canada 2013-1 Class C Pass Through Trust 144A, 6.63%, 5/15/18 (a)	208
420,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	432

225,000	First Quantum Minerals Ltd. 144A, 7.00%, 2/15/21 (a)	232
		872

Cayman Islands (USD) (8%)
205,000	Alibaba Group Holding Ltd., 4.50%, 11/28/34 (b)	208
262,000	Baidu Inc., 3.50%, 11/28/22	265
420,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	437
400,000	GrupoSura Finance SA 144A, 5.50%, 4/29/26 (a)	418
400,000	Hutchison Whampoa International 11 Ltd. 144A, 4.63%, 1/13/22 (a)	431

Principal or Shares	Security Description	Value (000)

200,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	$195
280,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	299
320,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/04/20 (a)	332
307,450	Odebrecht Drilling Norbe VIII / IX Ltd. 144A, 6.35%, 6/30/21 (a)	141
125,000	Vale Overseas Ltd., 5.88%, 6/10/21 (b)	134
70,000	Vale Overseas Ltd., 6.25%, 8/10/26	75
250,000	Vale Overseas Ltd., 6.88%, 11/21/36	261

		3,196

Chile (USD) (2%)
360,000	Corpbanca SA, 3.13%, 1/15/18	362
338,119	Latam Airlines 2015-1 Pass Through Trust B, 4.50%, 11/15/23	331

		693

China (USD) (1%)
390,000	Bank of China Ltd./Hong Kong, 2.88%, 6/30/20	393

Colombia (USD) (2%)
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (a)	224
330,000	Ecopetrol SA, 5.88%, 9/18/23	353
190,000	Ecopetrol SA, 5.88%, 5/28/45	169

		746

Costa Rica (USD) (2%)
400,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	413
200,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (a)	209
200,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	195

		817

Dominica Republic (USD) (1%)
200,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 6.75%, 3/30/29 (a)	205

Egypt (EGP) (0%)
3,600,000	Egypt Treasury Bills, 0.00%, 1/23/18	161

Egypt (USD) (1%)
200,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (a)	202

Georgia (USD) (2%)
260,000	BGEO Group JSC 144A, 6.00%, 7/26/23 (a)	264
200,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	211
200,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	218

		693

Ghana (USD) (1%)
230,000	Ghana Government International Bond 144A, 7.88%, 8/07/23 (a)	225

Guatemala (USD) (0%)
200,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	194

Hong Kong (USD) (3%)
325,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	316

64

Principal or Shares	Security Description	Value (000)

420,000	ICBCIL Finance Co. Ltd. 144A, 3.20%, 11/10/20 (a)	$422
265,000	Swire Properties MTN Financing Ltd., 4.38%, 6/18/22	283

		1,021

India (USD) (2%)
240,000	Adani Transmission Ltd. 144A, 4.00%, 8/03/26 (a)	229
200,000	Export-Import Bank of India, 4.00%, 1/14/23	206
260,000	ICICI Bank Ltd./Dubai 144A, 4.70%, 2/21/18 (a)	266
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	204

		905

Indonesia (USD) (2%)
520,000	Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18 (b)	522
200,000	Pelabuhan Indonesia III Persero PT 144A, 4.88%, 10/01/24 (a)	205
200,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	212

		939

Ireland (USD) (1%)
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.95%, 2/01/22	204
200,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	227

		431

Israel (USD) (2%)
445,000	Israel Electric Corp. Ltd., 2.98%, 1/17/18 (c)	446
350,000	Israel Electric Corp. Ltd. 144A, 7.25%, 1/15/19 (a)	380

		826

Kazakhstan (USD) (2%)
280,000	KazMunayGas National Co. JSC 144A, 9.13%, 7/02/18 (a)	304
310,000	Tengizchevroil Finance Co. International Ltd. 144A, 4.00%, 8/15/26 (a)	292

		596

Luxembourg (USD) (8%)
410,000	Altice Financing SA 144A, 7.50%, 5/15/26 (a)	434
240,000	Altice Finco SA 144A, 7.63%, 2/15/25 (a)(b)	249
200,000	ARD Finance SA 144A, 7.13%, 9/15/23 (a)	204
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	267
400,000	Gazprom OAO Via Gaz Capital SA 144A, 3.85%, 2/06/20 (a)	409
205,000	Gazprom OAO Via Gaz Capital SA 144A, 4.95%, 2/06/28 (a)	201
200,000	Kernel Holding SA 144A, 8.75%, 1/31/22 (a)	202
240,000	Minerva Luxembourg SA 144A,
	6.50%, 9/20/26 (a)	239
200,000	Raizen Fuels Finance SA 144A, 5.30%, 1/20/27 (a)	200
490,000	Sberbank of Russia Via SB Capital SA 144A, 6.13%, 2/07/22 (a)	535
200,000	Ultrapar International SA 144A, 5.25%, 10/06/26 (a)	197

		3,137

Principal or Shares	Security Description	Value (000)
Marshall Islands (USD) (1%)
200,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	$234

Mexico (MXN) (0%)
3,410,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	152

Mexico (USD) (6%)
375,000	America Movil SAB de CV, 3.13%, 7/16/22	370
300,000	BBVA Bancomer SA/Texas 144A, 6.75%, 9/30/22 (a)	327
230,000	El Puerto de Liverpool SAB de CV 144A, 3.88%, 10/06/26 (a)	212
238,428	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	240
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)(b)	208
200,000	Mexichem SAB de CV 144A, 4.88%, 9/19/22 (a)	208
200,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	181
233,630	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	233
200,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (a)	188
200,000	Unifin Financiera SAB de CV SOFOM ENR 144A, 6.25%, 7/22/19 (a)	203

		2,370

Morocco (USD) (1%)
200,000	BMCE Bank, 6.25%, 11/27/18	208
260,000	OCP SA 144A, 5.63%, 4/25/24 (a)	271

		479

Netherlands (USD) (10%)
540,000	Bharti Airtel International Netherlands BV 144A, 5.13%, 3/11/23 (a)	567
235,000	Embraer Netherlands Finance BV, 5.40%, 2/01/27	237
310,000	Equate Petrochemical BV 144A, 4.25%, 11/03/26 (a)	306
205,000	GTH Finance BV 144A, 6.25%, 4/26/20 (a)	217
200,000	Listrindo Capital BV 144A, 4.95%, 9/14/26 (a)(b)	197
420,000	Lukoil International Finance BV 144A, 4.75%, 11/02/26 (a)	422
675,000	Petrobras Global Finance BV, 4.38%, 5/20/23	624
300,000	Petrobras Global Finance BV, 5.38%, 1/27/21	303
260,000	Petrobras Global Finance BV, 6.13%, 1/17/22	269
170,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	159
130,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	118
70,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	59
325,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	342

		3,820

Nigeria (USD) (1%)
200,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (a)(b)	204

Panama (USD) (0%)
200,000	Global Bank Corp. 144A, 4.50%, 10/20/21 (a)	196

Paraguay (USD) (2%)
385,000	Banco Regional SAECA 144A, 8.13%, 1/24/19 (a)	410
200,000	Telefonica Celular del Paraguay SA 144A, 6.75%, 12/13/22 (a)	$208

		618

65 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Peru (USD) (3%)
199,580	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	206
200,000	Banco Internacional del Peru SAA Interbank 144A, 6.63%, 3/19/29 (a)(c)	218
200,000	Corp. Financiera de Desarrollo SA 144A, 5.25%, 7/15/29 (a)(c)	209
400,000	EL Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (a)	399
180,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)(c)	182

		1,214

Philippines (USD) (1%)
200,000	International Container Terminal Services Inc., 7.38%, 3/17/20	225

Qatar (USD) (1%)
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III
	144A, 5.84%, 9/30/27 (a)	282

Russian Federation (RUB) (0%)
9,750,000	Russian Federal Bond - Ofz, 8.15%, 2/03/27	164

Senegal (USD) (1%)
200,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	222

Singapore (USD) (3%)
240,000	BOC Aviation Pte Ltd. 144A, 3.88%, 4/27/26 (a)	235
350,000	DBS Bank Ltd., 3.63%, 9/21/22 (c)(d)	353
200,000	ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26	191
355,000	Oversea-Chinese Banking Corp. Ltd. 144A, 3.15%, 3/11/23 (a)(c)	358

		1,137

South Korea (USD) (2%)
350,000	Korea Gas Corp. 144A, 2.88%, 7/29/18 (a)	355
240,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 2.88%, 10/02/18 (a)	244

		599

Sri Lanka (USD) (2%)
200,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	213
200,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (a)	204
210,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	210

		627

Thailand (USD) (1%)
140,000	Bangkok Bank PCL/Hong Kong 144A, 9.03%, 3/15/29 (a)	196
200,000	Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24 (c)	208

		404

Turkey (USD) (3%)
380,000	Turkey Government International Bond, 4.25%, 4/14/26	341

Principal or Shares	Security Description	Value (000)

390,000	Turkiye Garanti Bankasi AS 144A, 5.25%, 9/13/22 (a)	$381
210,000	Turkiye Is Bankasi 144A, 5.50%, 4/21/22 (a)	201
270,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (a)	272

		1,195

Ukraine (USD) (1%)
305,000	Ukraine Government International Bond 144A, 7.75%, 9/01/20 (a)	299

United Arab Emirates (USD) (2%)
300,000	Abu Dhabi Government International Bond 144A, 3.13%, 5/03/26 (a)	297
270,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	299
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	228

		824

United Kingdom (LKR) (0%)
30,000,000	Standard Chartered Bank/Singapore (Sri Lanka Government Bonds) 144A, 10.75%, 3/03/21 (a)	190

United States (USD) (3%)
200,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21 (a)	208
230,000	First Cash Financial Services Inc., 6.75%, 4/01/21	242
210,000	Frontier Communications Corp., 6.25%, 9/15/21 (b)	197
200,000	FS Investment Corp., 4.25%, 1/15/20	202
75,000	Novelis Corp. 144A, 6.25%, 8/15/24 (a)	79
200,000	Sable International Finance Term Loan B1, 5.50%, 12/02/22 (e)	203
200,000	United Continental Holdings Inc., 6.00%, 12/01/20 (b)	214

		1,345

Virgin Islands (British) (USD) (2%)
200,000	Arcos Dorados Holdings Inc. 144A, 6.63%, 9/27/23 (a)	210
150,000	Central American Bottling Corp. 144A, 5.75%, 1/31/27 (a)	152
275,000	CLP Power Hong Kong Financing Ltd., 3.13%, 5/06/25	268
200,000	State Grid Overseas Investment 2016 Ltd. 144A, 2.88%, 5/18/26 (a)	190

		820

Total Bonds (Cost - $37,919)		38,377

Investment Company (6%)
2,371,447	Payden Cash Reserves Money Market Fund * (Cost - $2,371)	2,371

Total Investments (Cost - $40,290) (105%)		40,748
Liabilities in excess of Other Assets (-5%)		(1,929)

Net Assets (100%)		$38,819

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $1,567 and the total market value of the collateral held by the Fund is $1,622. Amounts in 000s.

66

(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
2/17/2017	Brazilian Real (Buy 304)	Barclays Bank PLC	$4
2/23/2017	Chinese Yuan (Sell 664)	Barclays Bank PLC	2
2/15/2017	Malaysian Ringgit (Sell 438)	HSBC Bank USA, N.A.	1
3/27/2017	Mexican Peso (Sell 4,060)	BNP PARIBAS	—
2/21/2017	Mexican Peso (Sell 3,280)	Credit Suisse First Boston International	3

			$10

Liabilities:
2/17/2017	Brazilian Real (Sell 304)	State Street Bank & Trust Co.	$(10)
4/24/2017	Euro (Sell 91)	BNP PARIBAS	(1)
4/24/2017	Japanese Yen (Sell 44,700)	HSBC Bank USA, N.A.	(8)
3/27/2017	South African Rand (Buy 2,630)	HSBC Bank USA, N.A.	—
2/14/2017	South Korean Won (Sell 106,000)	Barclays Bank PLC	(1)
2/14/2017	South Korean Won (Sell 121,000)	Citibank, N.A.	(1)

			$(21)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
37	U.S. Treasury 10 Year	Mar-17	$(4,605)	$32
	Note Future

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Unrealized Appreciation (000s)
Markit CDX, North America High Yield Series 27 Index	5.00%	Chicago Mercantile	Dec-21	USD — (a)	$—(a)

(a)	Amount is less than $500.

67 Payden Mutual Funds

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (95%)
Common Stock (82%)
Consumer Discretionary (12%)
705,000	Ford Motor Co.	$8,714
251,400	Las Vegas Sands Corp.	13,219
465,600	Mattel Inc.	12,203
133,200	McDonald’s Corp.	16,326
655,600	Regal Entertainment Group	14,856
300,900	Six Flags Entertainment Corp.	17,928
139,600	Target Corp.	9,001
136,700	Yum! Brands Inc.	8,958

		101,205

Consumer Staple (14%)
332,300	Altria Group Inc.	23,653
265,200	The Coca-Cola Co.	11,024
167,500	General Mills Inc.	10,465
107,700	Kimberly-Clark Corp.	13,046
199,300	Kraft Heinz Co.	17,796
83,000	Philip Morris International Inc.	7,979
75,810	Procter & Gamble Co.	6,641
340,800	Reynolds American Inc.	20,492
137,300	Wal-Mart Stores Inc.	9,164

		120,260

Energy (5%)
116,900	Chevron Corp.	13,017
133,200	Exxon Mobil Corp.	11,174
272,300	Marathon Petroleum Corp.	13,084
123,300	Occidental Petroleum Corp.	8,356

		45,631

Financial (14%)
180,600	Arthur J Gallagher & Co.	9,722
160,800	Bank of Hawaii Corp.	13,814
299,500	BB&T Corp.	13,834
144,000	CME Group Inc.	17,436
295,600	Invesco Ltd.	8,549
285,400	JPMorgan Chase & Co.	24,153
799,700	KeyCorp.	14,371
238,300	Umpqua Holdings Corp.	4,363
350,400	Wells Fargo & Co.	19,738

		125,980

Healthcare (7%)
83,200	Amgen Inc.	13,036
140,500	Johnson & Johnson	15,912
349,200	Merck & Co. Inc.	21,647
454,100	Pfizer Inc.	14,408

		65,003

Industrial (8%)
59,800	Boeing Co.	9,773
147,100	Emerson Electric Co.	8,629
627,700	General Electric Co.	18,643
91,100	Lockheed Martin Corp.	22,896
179,200	Waste Management Inc.	12,454

		72,395

Information Technology (4%)
122,900	International Business Machines Corp.	21,448
247,800	Qualcomm Inc.	13,240
		34,688
Material (2%)
148,400	Dow Chemical Co.	8,849
123,900	LyondellBasell Industries NV	11,556

		20,405

Principal or Shares	Security Description	Value (000)
Technology (11%)
689,100	Cisco Systems Inc.	$21,169
473,200	Intel Corp.	17,423
361,500	Maxim Integrated Products Inc.	16,080
136,800	Microchip Technology Inc.	9,213
270,800	Microsoft Corp.	17,507
278,400	Paychex Inc.	16,785

		98,177

Telecommunication (3%)
212,100	AT&T Inc.	8,942
299,700	Verizon Communications Inc.	14,688

		23,630

Utility (2%)
56,000	Consolidated Edison Inc.	4,164
105,000	Duke Energy Corp.	8,247
157,300	Southern Co.	7,775
		20,186

Total Common Stock		727,560

Master Limited Partnership (5%)
726,800	Enterprise Products Partners LP	20,590
248,200	Magellan Midstream Partners LP	19,864
203,600	Spectra Energy Partners LP	9,231

Total Master Limited Partnership		49,685

Preferred Stock (3%)
119,900	Kinder Morgan Inc./DE., 9.75% (a)	5,915
95,700	Bank of America Corp., 6.625%	2,520
103,000	BB&T Corp., 5.625%	2,589
60,000	Capital One Financial Corp., 5.20%	1,344
95,900	Discover Financial Services, 6.50%	2,474
208,000	Goldman Sachs Group Inc., 5.50%	5,327
110,900	US Bancorp, 6.50%	3,244

Total Preferred Stock		23,413

Real Estate Investment Trust (6%)
93,300	Digital Realty Trust Inc.	10,042
165,200	Equity Residential	10,039
163,500	Prologis Inc.	7,987
82,700	Public Storage	17,781
49,900	Simon Property Group Inc.	9,170

Total Real Estate Investment Trust		55,019

Total Stocks (Cost - $744,213)		855,677

Corporate Bond (2%)
6,000,000	Citigroup Inc., 6.30%, 12/29/49 (b)	6,135
6,000,000	JPMorgan Chase & Co., 6.10%, 10/29/49 (b)	6,195
4,000,000	PNC Financial Services Group Inc., 5.00%, 12/29/49 (b)	3,950

Total Corporate Bond (Cost - $16,500)		16,280

Investment Company (3%)
23,232,116	Payden Cash Reserves Money Market Fund * (Cost - $23,232)	23,232

Total Investments (Cost - $783,945) (101%)		895,189
Liabilities in excess of Other Assets (-1%)		(7,968)

Net Assets (100%)		$887,221

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $5,550 and the total market value of the collateral held by the Fund is $5,624. Amounts in 000s.
(b)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.

68

Schedule of Investments - January 31, 2017 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (20%)
744,228	American Homes 4 Rent 2014-SFR1 144A, 1.77%, 6/17/31 (a)(b)	$745
1,580,000	Apidos CDO 144A, 4.52%, 4/15/25 (a)(b)	1,580
1,750,000	Babson CLO Ltd./Cayman Islands 144A, 4.53%, 4/20/25 (a)(b)	1,741
1,750,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.77%, 4/18/25 (a)(b)	1,751
850,000	Carlyle Global Market Strategies CLO 2015-2 Ltd. 144A, 2.51%, 4/27/27 (a)(b)	853
700,000	Cent CLO LP 144A, 2.16%, 7/23/25 (a)(b)	699
1,750,000	Cent CLO LP 144A, 4.49%, 7/23/25 (a)(b)	1,740
960,000	CIFC Funding 2013-III Ltd. 144A, 4.29%, 10/24/25 (a)(b)	946
589,691	Colony American Homes 2014-1 144A, 1.92%, 5/17/31 (a)(b)	590
569,743	Colony American Homes 2014-2 144A, 1.71%, 7/17/31 (a)(b)	570
696,228	Colony American Homes 2015-1 144A, 1.97%, 7/17/32 (a)(b)	697
1,626,271	Colony Starwood Homes 2016-2 Trust 144A, 2.02%, 12/17/33 (a)(b)	1,636
2,957,331	Countrywide Asset-Backed Certificates, 4.91%, 10/25/46 (a)	2,774
1,970,000	Drive Auto Receivables Trust 2016-B 144A, 4.53%, 8/15/23 (b)	1,997
1,750,000	Dryden XXII Senior Loan Fund 144A, 4.11%, 8/15/25 (a)(b)	1,695
2,100,000	Dryden XXXI Senior Loan Fund 144A, 2.37%, 4/18/26 (a)(b)	2,101
1,730,000	First Investors Auto Owner Trust 2016-1 144A, 4.70%, 4/18/22 (b)	1,777
276,799	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2, 1.02%, 12/25/35 (a)	266
694,592	Invitation Homes 2013-SFR1 Trust 144A, 1.92%, 12/17/30 (a)(b)	695
1,246,955	Invitation Homes 2014-SFR1 Trust 144A, 1.77%, 6/17/31 (a)(b)	1,248
1,889,091	Invitation Homes 2014-SFR2 Trust 144A, 1.87%, 9/17/31 (a)(b)	1,891
830,720	Invitation Homes 2015-SFR2 Trust 144A, 2.12%, 6/17/32 (a)(b)	836
202,975	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	223
22,219	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	23
560,000	Madison Park Funding XIII Ltd. 144A, 2.47%, 1/19/25 (a)(b)	561
450,000	Octagon Investment Partners 24 Ltd. 144A, 2.36%, 5/21/27 (a)(b)	452
925,000	Octagon Investment Partners XIV Ltd. 144A, 5.02%, 1/15/24 (a)(b)	926
1,450,000	Prestige Auto Receivables Trust 2016-1 144A, 5.15%, 11/15/21 (b)	1,487
46,821	Residential Asset Securities Corp. Trust, 4.71%, 11/25/33 (a)	46

Principal or Shares	Security Description	Value (000)

1,560,000	Santander Drive Auto Receivables Trust 2015-3, 3.49%, 5/17/21	$1,596
500,000	Symphony CLO XII Ltd. 144A, 4.52%, 10/15/25 (a)(b)	500
875,000	Tyron Park CLO Ltd. 144A, 4.52%, 7/15/25 (a)(b)	877
2,150,000	Venture XVII CLO Ltd. 144A, 2.50%, 7/15/26 (a)(b)	2,151
284,348	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	286
311,389	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	312
342,419	VOLT XXVI LLC 144A, 3.13%, 9/25/43 (b)	343
743,954	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	747
665,244	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (b)	666
489,138	VOLT XXXVIII LLC 144A, 3.88%, 9/25/45 (b)	491
1,950,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (b)	1,980

Total Asset Backed (Cost - $41,963)		42,495

Bank Loans(c) (3%)
420,000	Air Canada Term Loan B 1L, 3.76%, 9/23/23	425
317,166	Allison Transmission Inc. Term Loan B 1L, 3.28%, 9/23/22	321
724,889	Berry Plastics Group Inc. Term Loan G 1L, 3.50%, 1/06/21	729
839,850	Burlington Coat Factory Warehouse Corp. Term Loan B4 1L, 3.53%, 8/13/21	843
1,329,950	Charter Communications Operating LLC Term Loan H 1L, 2.78%, 1/15/22	1,333
1,009,225	J.C. Penney Corp., Inc. Term Loan B 1L, 5.25%, 6/23/23	1,009
671,806	Michaels Stores Inc. Term Loan B1 1L, 3.75%, 1/28/23	670
638,787	Sabre Global Inc. Term Loan B 1L, 4.00%, 2/19/19	643
720,000	Serta Simmons Bedding LLC Term Loan 1L, 4.50%, 11/08/23	720

Total Bank Loans (Cost - $6,659)		6,693

Corporate Bond (29%)
390,000	AbbVie Inc., 2.30%, 5/14/21	384
380,000	AbbVie Inc., 2.50%, 5/14/20	382
1,020,000	ABN AMRO Bank NV 144A, 2.10%, 1/18/19 (b)	1,026
320,000	Actavis Funding SCS, 3.00%, 3/12/20	325
785,000	Air Lease Corp., 2.13%, 1/15/18	788
300,000	Air Lease Corp., 2.13%, 1/15/20	297
690,000	Aircastle Ltd., 4.63%, 12/15/18	718
780,000	Ally Financial Inc., 4.25%, 4/15/21	790
780,000	American Express Credit Corp., 1.70%, 10/30/19	774
850,000	Amgen Inc., 2.13%, 5/01/20	847
420,000	Amgen Inc., 3.88%, 11/15/21	441
600,000	Anglo American Capital PLC 144A, 2.63%, 9/27/17 (b)	601
740,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	745

69 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,020,000	ANZ New Zealand International Ltd./London 144A, 2.25%, 2/01/19 (b)	$1,023
890,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.96%, 12/15/19 (a)(b)	907
610,000	Arizona Public Service Co., 2.20%, 1/15/20	613
760,000	AT&T Inc., 3.20%, 3/01/22	759
730,000	Athene Global Funding 144A, 4.00%, 1/25/22 (b)	739
600,000	AutoZone Inc., 2.50%, 4/15/21	594
1,130,000	Aviation Capital Group Corp. 144A, 2.88%, 9/17/18 (b)	1,146
1,000,000	Bank of America Corp., 2.15%, 11/09/20	984
590,000	Bank of America Corp., 3.12%, 1/20/23 (a)	590
600,000	Baxalta Inc., 2.88%, 6/23/20	606
520,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	508
400,000	BNP Paribas SA 144A, 3.80%, 1/10/24 (b)	401
470,000	BNZ International Funding Ltd.,
	2.35%, 3/04/19 (d)	472
400,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 2.38%, 1/15/20 (b)	399
890,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 144A, 3.00%, 1/15/22 (b)	887
485,000	Centene Corp., 4.75%, 5/15/22	495
1,200,000	Citigroup Inc., 2.90%, 12/08/21	1,197
715,000	CommScope Inc. 144A, 4.38%, 6/15/20 (b)	736
295,000	Compass Bank, 2.75%, 9/29/19	294
1,000,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	1,043
630,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	662
750,000	CSC Holdings LLC, 8.63%, 2/15/19	834
790,000	CVS Health Corp., 2.80%, 7/20/20	802
1,100,000	Daimler Finance North America LLC 144A, 2.30%, 1/06/20 (b)	1,103
1,010,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A, 4.42%, 6/15/21 (b)	1,052
480,000	DISH DBS Corp., 4.25%, 4/01/18	491
1,090,000	DNB Bank ASA 144A, 2.38%, 6/02/21 (b)	1,080
1,270,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	1,287
570,000	E*TRADE Financial Corp., 5.38%, 11/15/22	604
230,000	Electronic Arts Inc., 3.70%, 3/01/21	238
450,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19	454
740,000	First Data Corp. 144A, 5.38%, 8/15/23 (b)	764
610,000	FLIR Systems Inc., 3.13%, 6/15/21	613
800,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	803
1,010,000	Frontier Communications Corp., 6.25%, 9/15/21 (e)	949
1,350,000	General Motors Financial Co. Inc., 2.57%, 1/14/22 (a)	1,367
1,145,000	Goldman Sachs Group Inc., 2.60%, 4/23/20	1,151
1,100,000	Guardian Life Global Funding 144A, 2.00%, 4/26/21 (b)	1,077
800,000	Hewlett Packard Enterprise Co., 2.45%, 10/05/17	804
920,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	945

Principal or Shares	Security Description	Value (000)

530,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (b)	$532
250,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	251
860,000	International Lease Finance Corp., 3.88%, 4/15/18	875
360,000	International Lease Finance Corp., 5.88%, 4/01/19	385
660,000	KeyCorp, 2.90%, 9/15/20	670
1,590,000	Mastercard Inc., 2.00%, 11/21/21	1,575
660,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (b)	665
1,680,000	Microsoft Corp., 2.38%, 2/12/22	1,679
740,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	733
255,000	Morgan Stanley, 2.21%, 1/20/22 (a)	256
780,000	Morgan Stanley, 2.45%, 2/01/19	786
360,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (b)	376
840,000	New York Life Global Funding 144A, 2.00%, 4/13/21 (b)	825
870,000	NextEra Energy Capital Holdings Inc., 2.30%, 4/01/19	879
162,000	Reynolds American Inc., 3.25%, 6/12/20	166
1,110,000	Roper Technologies Inc., 2.80%, 12/15/21	1,111
670,000	Shell International Finance BV, 2.25%, 11/10/20	671
910,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (b)	913
880,000	Smithfield Foods Inc. 144A, 3.35%, 2/01/22 (b)	886
530,000	Southern Power Co., 1.50%, 6/01/18	528
590,000	Sprint Communications Inc., 8.38%, 8/15/17	609
420,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	422
670,000	Tesoro Corp. 144A, 4.75%, 12/15/23 (b)	691
420,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	401
260,000	Universal Health Services Inc. 144A,
	4.75%, 8/01/22 (b)	263
960,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (b)	972
520,000	Wells Fargo & Co., 3.07%, 1/24/23	520
1,050,000	Wells Fargo Bank NA, 1.80%, 11/28/18	1,052
1,130,000	Westpac Banking Corp., 2.60%, 11/23/20	1,135
450,000	WM Wrigley Jr. Co. 144A, 2.90%, 10/21/19 (b)	458
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (b)	635
165,000	Zimmer Biomet Holdings Inc., 2.00%, 4/01/18	166
245,000	Zimmer Holdings Inc., 1.45%, 4/01/17	245

Total Corporate Bond (Cost - $61,662)		61,922

Foreign Government (8%)
1,860,000	Argentine Republic Government International Bond, 3.88%, 1/15/22 EUR (f)	1,954
900,000	Croatia Government International Bond 144A, 6.75%, 11/05/19 (b)	981
1,500,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (b)	1,654

70

Principal or Shares	Security Description	Value (000)

400,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (b)	$431
870,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	978
1,490,000	Hungary Government International Bond, 6.25%, 1/29/20	1,638
1,010,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (b)	1,108
50,000,000	Japan Treasury Discount Bill, 0.00%, 2/27/17 JPY (f)(g)	443
330,000,000	Japan Treasury Discount Bill, 0.00%, 3/27/17 JPY (f)(g)	2,924
430,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (b)	446
1,050,000	Nigeria Government International Bond,
	5.13%, 7/12/18 (d)	1,068
350,000	Romanian Government International Bond, 6.75%, 2/07/22 (d)	402
840,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	932
870,000	Serbia International Bond 144A,
	5.88%, 12/03/18 (b)	914
860,000	Sri Lanka Government International Bond 144A, 6.25%, 10/04/20 (b)	888
840,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (b)	918

Total Foreign Government (Cost - $17,662)		17,679

Mortgage Backed (27%)
427,215	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	344
222,892	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	180
399,504	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	335
287,145	Alternative Loan Trust 2007-5CB, 6.00%, 4/25/37	249
972,834	American Home Mortgage Assets Trust 2007-2, 0.90%, 3/25/47 (a)	806
654,529	Banc of America Funding 2005-H Trust,
	3.26%, 11/20/35 (a)	561
264,019	Bank of America Mortgage Securities Inc., 2.96%, 10/20/32 (a)	265
623,028	Chase Mortgage Finance Corp., 6.00%, 5/25/37	496
187,159	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	173
1,342,760	CHL Mortgage Pass-Through Trust 2006-HYB1, 3.18%, 3/20/36 (a)	1,154
77,782	Connecticut Avenue Securities, 2.77%, 10/25/23 (a)	79
1,150,000	Cosmopolitan Hotel Trust 2016-COSMO 144A, 2.17%, 11/15/33 (a)(b)	1,160
1,417,543	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	1,229
859,100	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	745
755,174	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)(b)	727

Principal or Shares	Security Description	Value (000)

2,228,015	Fannie Mae Connecticut Avenue Securities, 2.07%, 4/25/29 (a)	$2,239
1,243,871	Fannie Mae Connecticut Avenue Securities, 2.07%, 4/25/29 (a)	1,249
830,000	Fannie Mae Connecticut Avenue Securities 144A, 2.07%, 7/25/29 (a)(b)	832
869,694	Fannie Mae Connecticut Avenue Securities, 2.12%, 1/25/29 (a)	875
1,505,588	Fannie Mae Connecticut Avenue Securities, 2.22%, 1/25/29 (a)	1,518
1,731,694	Fannie Mae Connecticut Avenue Securities, 2.72%, 8/25/28 (a)	1,749
1,086,328	Fannie Mae Connecticut Avenue Securities, 2.97%, 10/25/28 (a)	1,100
1,184,320	Fannie Mae Connecticut Avenue Securities, 4.77%, 5/25/25 (a)	1,250
1,050,000	Fannie Mae Connecticut Avenue Securities, 5.02%, 1/25/29 (a)	1,114
1,025,819	Fannie Mae Connecticut Avenue Securities, 5.32%, 2/25/25 (a)	1,091
700,000	Fannie Mae Connecticut Avenue Securities, 5.77%, 7/25/25 (a)	766
550,000	Fannie Mae Connecticut Avenue Securities, 5.77%, 7/25/25 (a)	602
1,400,000	Fannie Mae Connecticut Avenue Securities, 6.47%, 4/25/28 (a)	1,568
400,000	Fannie Mae Connecticut Avenue Securities, 6.77%, 9/25/28 (a)	456
800,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.98%, 7/25/29 (a)	800
1,529,963	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.42%, 4/25/24 (a)	1,546
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.47%, 3/25/28 (a)	550
246,709	Freddie Mac Structured Agency Credit Risk Debt Notes, 12.27%, 1/25/25 (a)	308
1,105,267	GSMPS Mortgage Loan Trust 2005-RP2 144A, 1.12%, 3/25/35 (a)(b)	986
447,584	HarborView Mortgage Loan Trust 2004-10, 3.46%, 1/19/35 (a)	422
114,525	HomeBanc Mortgage Trust 2004-1, 1.63%, 8/25/29 (a)	107
349,350	IndyMac Index Mortgage Loan Trust 2005-AR13, 3.00%, 8/25/35 (a)	307
422,970	JP Morgan Alternative Loan Trust, 0.94%, 8/25/36 (a)	410
160,265	JP Morgan Mortgage Trust, 6.00%, 7/25/36	142
643,258	JP Morgan Mortgage Trust, 6.00%, 6/25/37	531
583,840	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)(b)	593
155,494	MLCC Mortgage Investors Inc., 2.91%, 2/25/36 (a)	155
914,801	Morgan Stanley Mortgage Loan Trust, 3.16%, 1/25/35 (a)	875
503,008	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(b)	526
623,358	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (a)(b)	642

71 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

906,013	New Residential Mortgage Loan Trust 2014-3 144A, 5.67%, 11/25/54 (a)(b)	$936
327,190	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)(b)	338
706,552	New Residential Mortgage Loan Trust 2015-2 144A, 3.75%, 8/25/55 (a)(b)	733
972,086	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (a)(b)	988
1,720,551	New Residential Mortgage Loan Trust 2016-4 144A, 3.75%, 11/25/56 (a)(b)	1,773
186,822	Prime Mortgage Trust, 5.00%, 10/25/35	185
2,072,319	RALI Series 2005-QA7 Trust, 3.53%, 7/25/35 (a)	1,849
173,002	RALI Series 2006-QS4 Trust, 6.00%, 4/25/36	150
281,216	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	251
528,350	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	440
310,884	Springleaf Mortgage Loan Trust 144A,
	1.78%, 12/25/65 (a)(b)	311
307,578	Structured Adjustable Rate Mortgage Loan Trust, 3.19%, 12/25/35 (a)	249
349,676	Structured Adjustable Rate Mortgage Loan Trust, 3.21%, 8/25/34 (a)	343
38,059	Structured Adjustable Rate Mortgage Loan Trust, 3.23%, 8/25/34 (a)	38
1,758,353	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.98%, 8/25/36 (a)	1,435
1,569,448	Structured Asset Mortgage Investments Inc., 1.08%, 12/25/35 (a)	1,171
1,094,792	Structured Asset Mortgage Investments Inc., 1.47%, 1/19/34 (a)	1,063
368,824	Structured Asset Mortgage Investments Inc., 2.86%, 5/25/36 (a)	207
17,073	Structured Asset Mortgage Investments Inc., 4.18%, 7/25/32 (a)	17
1,356,532	Vendee Mortgage Trust IO, 3.75%, 12/15/33	79
184,210	WaMu Mortgage Pass Through Certificates, 1.51%, 5/25/46 (a)	171
427,028	WaMu Mortgage Pass Through Certificates, 2.36%, 10/25/36 (a)	371
1,087,018	WaMu Mortgage Pass Through Certificates, 2.62%, 7/25/37 (a)	898
743,684	WaMu Mortgage Pass Through Certificates, 2.71%, 9/25/36 (a)	656
1,504,909	WaMu Mortgage Pass Through Certificates, 2.85%, 9/25/36 (a)	1,421
733,350	WaMu Mortgage Pass Through Certificates, 2.85%, 10/25/36 (a)	648
591,282	WaMu Mortgage Pass Through Certificates, 3.63%, 2/25/37 (a)	561
1,880,859	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust, 1.09%, 8/25/45 (a)	1,824
2,622,940	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust, 2.77%, 2/25/37 (a)	2,404
418,818	Wells Fargo Mortgage Backed Securities Trust, 3.04%, 9/25/34 (a)	386

Principal or Shares	Security Description	Value (000)

397,020	Wells Fargo Mortgage Backed Securities Trust, 3.05%, 6/25/35 (a)	$378

Total Mortgage Backed (Cost - $55,104)		56,086

Municipal (1%)
400,000	Kentucky Asset Liability Commission, 1.69%, 4/01/18	401
700,000	State Board of Administration Finance Corp., 2.11%, 7/01/18	706

Total Municipal (Cost - $1,100)		1,107

U.S. Treasury (10%)
14,400,000	U.S. Treasury Note, 1.13%, 9/30/21 (h)	13,915
6,200,000	U.S. Treasury Note, 1.25%, 12/31/18	6,207

Total U.S. Treasury (Cost - $20,168)		20,122

Purchased Put Options (0%)
731	iShares 20+ Year Treasury Bond ETF, 112, 3/03/17	10
693	iShares 20+ Year Treasury Bond ETF, 114, 2/17/17	6
397	S & P 500 Index, 1925, 2/17/17	23
181	S & P 500 Index, 2180, 2/28/17	133

Total Purchased Put Options (Cost - $135)		172

Investment Company (2%)
3,840,353	Payden Cash Reserves Money Market Fund *
	(Cost - $3,840)	3,840

Total Investments (Cost - $208,293) (100%)		210,116
Liabilities in excess of Other Assets (0%)		(45)

Net Assets (100%)		$210,071

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Variable rate security. The rate shown reflects the rate in effect at January 31, 2017. The stated maturity is subject to prepayments.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	All or a portion of these securities are on loan. At January 31, 2017, the total market value of the Fund’s securities on loan is $949 and the total market value of the collateral held by the Fund is $1,000. Amounts in 000s.
(f)	Principal in foreign currency.
(g)	Yield to maturity at time of purchase.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

72

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
3/27/2017	Mexican Peso (Sell 21,780)	BNP PARIBAS	$1

Liabilities:
2/8/2017	British Pound (Sell 2,699)	HSBC Bank USA, N.A.	$(42)
3/13/2017	British Pound (Sell 1,288)	Royal Bank of Canada	(52)
4/12/2017	Canadian Dollar (Sell 3,065)	Barclays Bank PLC	(27)
3/13/2017	Euro (Sell 739)	Bank of America N.A.	(35)
2/8/2017	Euro (Sell 1,805)	Citibank, N.A.	(33)
3/13/2017	Euro (Sell 1,498)	Royal Bank of Canada	(21)
3/6/2017	Japanese Yen (Sell 380,400)	Barclays Bank PLC	(121)
3/27/2017	South African Rand (Buy 14,120)	HSBC Bank USA, N.A.	—
			$(331)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)
185	U.S. Treasury 5 Year Note Future	Mar-17	$(21,805)	$129

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Unrealized Depreciation (000s)
Markit CDX, North America High Yield Series 27 Index	5.00%	Chicago Mercantile	Dec-21	USD 1	$—	(a)

					$—

(a)	Amount is less than $500.

73 Payden Mutual Funds

January 31, 2017

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group or Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund”, collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market Fund, Strategic Income and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Fund qualifies as a government money market fund under the Money Market Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain such initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund

75    Payden Mutual Funds

invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

There was no written option activity for the Funds during the period ended January 31, 2017.

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended January 31, 2017 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	4%	2%	0%	0%
Low Duration	2%	2%	17%	0%
U.S. Government	0%	0%	12%	0%
GNMA	0%	0%	12%	0%
Core Bond	5%	0%	14%	0%
Corporate Bond	4%	0%	22%	0%
Strategic Income	5%	0%	13%	0%
Absolute Return Bond	9%	0%	12%	0%
High Income	3%	0%	0%	0%
Global Low Duration	8%	2%	13%	0%
Global Fixed Income	61%	0%	34%	1%
Emerging Markets Bond	6%	0%	8%	0%
Emerging Markets Local Bond	22%	0%	6%	0%
Emerging Markets Corporate Bond	3%	0%	12%	0%
PK Cash Balance Plan	9%	0%	12%	1%

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

77    Payden Mutual Funds

TBA Sale Commitment

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss. Securities that have been pledged as collateral are identified in the Schedule of Investments.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2016	Purchases	Sales	Dividends	Value Jan 31, 2017

Investments in Cash Reserves Money Market Fund
Limited Maturity	$9,841,621	$558,980,742	$565,255,321	$4,094	$3,567,042
Low Duration	14,583,353	902,819,200	915,693,926	7,279	1,708,627
U.S. Government	7,153,328	413,482,668	417,313,672	2,735	3,322,324
GNMA	10,945,609	366,898,310	364,350,581	2,807	13,493,338
Core Bond	22,577,671	361,216,107	373,062,395	2,664	10,731,383
Corporate Bond	8,885,188	141,400,795	147,274,619	1,290	3,011,364
Strategic Income	2,669,065	137,511,939	137,150,950	767	3,030,054
Absolute Return	4,493,699	120,427,261	122,176,272	902	2,744,688
Floating Rate	5,656,688	407,208,695	398,706,436	3,241	14,158,947
High Income	85,428,606	329,096,680	364,678,506	2,619	49,846,780
Global Low Duration	605,018	90,165,076	90,476,660	586	293,434
Global Fixed Income	686,938	153,432,805	151,784,092	1,093	2,335,651
Emerging Markets Bond	86,890,170	874,878,762	900,708,783	7,149	61,060,149
Emerging Markets Local Bond	1,657,231	117,556,255	114,638,023	1,015	4,575,463

Fund	Value October 31, 2016	Purchases	Sales	Dividends	Value Jan 31, 2017
Emerging Markets Corporate Bond	$1,771,362	$22,034,607	$21,434,523	$170	$2,371,446
Equity Income	43,298,700	1,211,235,800	1,231,302,383	9,001	23,232,117
PK Cash Balance Plan Fund	7,173,828	125,315,801	128,649,276	903	3,840,353
Investments in High Income Fund —Investor Class
Global Fixed Income	$3,790,997	—	—	$52,053	$3,808,603
Investments in Floating Rate Fund —Investor Class
Global Fixed Income	$1,526,111	—	—	—	$1,530,693
Investments in Floating Rate Fund — SI Class
Core Bond	$15,206,494	—	—	$147,498	$15,267,381
High Income	—	$6,000,000	—	17,398	5,976,167
Global Fixed Income	1,243,760	—	—	26,225	1,248,640
Investments in Emerging Markets Bond Fund —SI Class
Global Fixed Income	$1,480,198	—	—	$20,444	$1,439,720
Investments in Emerging Markets Corporate Bond Fund — SI Class
Core Bond	$16,526,957	—	—	$177,869	$16,314,233
High Income	8,192,665	—	—	88,173	8,087,215
Emerging Markets Local Bond	4,834,962	—	—	52,036	4,772,730
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$4,490,355	—	—	$60,151	$4,309,448

3. Related Party Transactions

Payden & Rygel and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class
	Between $0–500	Between $0.5–1	Between $1–2	Over $2	Expense	Current Voluntary	Current Voluntary

	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.25%	n/a
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	n/a
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	n/a
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	n/a
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.80%	0.65%
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.55%
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	n/a
California Municipal Income.	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	n/a
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	0.65%	n/a

79    Payden Mutual Funds

	Adviser Fees				Investor Class		SI Class

	Between $0–500	Between $0.5–1	Between $1–2	Over $2	Expense	Current Voluntary	Current Voluntary
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	n/a
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%

					SI Class		Institutional Class
PK Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a	0.95%

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2017 (exclusive of interest, 12b-1 fees and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, Strategic Income, Absolute Return, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond, Equity Income and PK Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

The following is a summary of the inputs used as of January 31, 2017 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$105,000	—	—	—	$105,000
U.S. Government	—	—	160,912	—	—	—	160,912
U.S. Treasury	—	—	69,976	—	—	—	69,976
Investment Company	$ 6,947	—	—	—	—	—	6,947

Limited Maturity
Asset Backed	—	—	92,750	—	—	—	92,750
Bank Loans	—	—	2,443	—	—	—	2,443
Certificate of Deposit	—	—	27,139	—	—	—	27,139
Commercial Paper	—	—	35,439	—	—	—	35,439
Corporate Bond	—	—	206,748	—	—	—	206,748
Foreign Government	—	—	6,633	—	—	—	6,633
Morgage Backed	—	—	26,707	—	—	—	26,707
Municipal	—	—	4,780	—	—	—	4,780
U.S. Government	—	—	110,884	—	—	—	110,884
Investment Company	3,567	—	—	—	—	—	3,567

Low Duration
Asset Backed	—	—	106,348	—	—	—	106,348
Bank Loans	—	—	6,827	—	—	—	6,827
Certificate of Deposit	—	—	25,938	—	—	—	25,938
Corporate Bond	—	—	412,783	—	—	—	412,783
Foreign Government	—	—	6,753	—	—	—	6,753
Morgage Backed	—	—	45,791	—	—	—	45,791
Municipal	—	—	1,424	—	—	—	1,424
U.S. Government	—	—	246,556	—	—	—	246,556
Options Purchased	195	—	—	—	—	—	195
Investment Company	1,709	—	—	—	—	—	1,709

U.S. Government
Asset Backed	—	—	1,835	—	—	—	1,835
Mortgage Backed	—	—	87,367	—	—	—	87,367
U.S. Government	—	—	41,612	—	—	—	41,612
Options Purchased	5	—	—	—	—	—	5
Investment Company	3,322	—	—	—	—	—	3,322

GNMA
Mortgage Backed	—	—	362,070	—	—	—	362,070
U.S. Government	—	—	4,233	—	—	—	4,233
Options Purchased	19	—	—	—	—	—	19
Investment Company	13,493	—	—	—	—	—	13,493

81    Payden Mutual Funds

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Core Bond
Asset Backed	—	—	$ 54,562	—	—	—	$ 54,562
Certificate of Deposit	—	—	3,723	—	—	—	3,723
Corporate Bond	—	—	319,861	—	—	—	319,861
Foreign Government	—	—	39,695	—	—	—	39,695
Morgage Backed	—	—	206,575	—	—	—	206,575
Municipal	—	—	16,681	—	—	—	16,681
U.S. Government	—	—	90,692	—	—	—	90,692
Investment Company	$46,622	—	—	—	—	—	46,622

Corporate Bond
Bank Loans	—	—	691	—	—	—	691
Corporate Bond	—	—	129,481	—	—	—	129,481
Foreign Government	—	—	784	—	—	—	784
Mortgage Backed	—	—	531	—	—	—	531
Investment Company	3,011	—	—	—	—	—	3,011

Strategic Income
Asset Backed	—	—	13,750	—	—	—	13,750
Bank Loans	—	—	10,146	—	—	—	10,146
Corporate Bond	—	—	63,355	—	—	—	63,355
Foreign Government	—	—	12,169	—	—	—	12,169
Mortgage Backed	—	—	23,433	—	—	—	23,433
Municipal	—	—	6,045	—	—	—	6,045
U.S. Government	—	—	8,425	—	—	—	8,425
Master Limited Partnership	1,136	—	—	—	—	—	1,136
Preferred Stock	1,168	—	—	—	—	—	1,168
Real Estate Investment Trust	1,795	—	—	—	—	—	1,795
Investment Company	3,030	—	—	—	—	—	3,030

Absolute Return Bond
Asset Backed	—	—	12,516	—	—	—	12,516
Bank Loans	—	—	3,233	—	—	—	3,233
Corporate Bond	—	—	22,132	—	—	—	22,132
Foreign Government	—	—	12,612	—	—	—	12,612
Mortgage Backed	—	—	21,405	—	—	—	21,405
U.S. Government	—	—	6,699	—	—	—	6,699
Options Purchased	64	—	—	—	—	—	64
Investment Company	2,745	—	—	—	—	—	2,745

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Asset Backed	—	—	$10,382	—	—	—	$10,382
Bank Loans	—	—	136,626	—	—	—	136,626
Corporate Bond	—	—	9,663	—	—	—	9,663
Mortgage Backed	—	—	4,375	—	—	—	4,375
Investment Company	$ 14,159	—	—	—	—	—	14,159

High Income
Bank Loans	—	—	2,640	—	—	—	2,640
Corporate Bonds	—	—	545,840	—	—	—	545,840
Mortgage Backed	—	—	13,109	—	—	—	13,109
Preferred Stock	1,981	—	—	—	—	—	1,981
Investment Company	63,910	—	—	—	—	—	63,910

California Municipal Income
Municipal	—	—	50,986	—	—	—	50,986

Global Low Duration
Asset Backed	—	—	17,006	—	—	—	17,006
Bank Loans	—	—	973	—	—	—	973
Certificate of Deposit	—	—	3,963	—	—	—	3,963
Corporate Bond	—	—	73,323	—	—	—	73,323
Foreign Government	—	—	2,633	—	—	—	2,633
Mortgage Backed	—	—	4,157	—	—	—	4,157
Municipal	—	—	251	—	—	—	251
U.S. Government	—	—	27,086	—	—	—	27,086
Options Purchased	31	—	—	—	—	—	31
Investment Company	293	—	—	—	—	—	293

Global Fixed Income
Asset Backed	—	—	1,315	—	—	—	1,315
Corporate Bond	—	—	49,683	—	—	—	49,683
Foreign Government	—	—	49,755	—	—	—	49,755
Mortgage Backed	—	—	9,313	—	—	—	9,313
U.S. Government	—	—	8,872	—	—	—	8,872
Investment Company	10,363	—	—	—	—	—	10,363

Emerging Markets Bond
Corporate Bond	—	—	250,765	—	—	—	250,765
Foreign Government	—	—	858,858	—	—	—	858,858
U.S. Treasury	—	—	5,073	—	—	—	5,073
Investment Company	61,060	—	—	—	—	—	61,060

83    Payden Mutual Funds

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Local Bond
Corporate Bond	—	—	$20,542	—	—	—	$20,542
Foreign Government	—	—	120,594	—	—	—	120,594
U.S. Treasury	—	—	1,311	—	—	—	1,311
Investment Company	$ 9,348	—	—	—	—	—	9,348

Emerging Markets Corporate Bond
Bank Loans	—	—	203	—	—	—	203
Corporate Bond	—	—	33,137	—	—	—	33,137
Foreign Government	—	—	4,876	—	—	—	4,876
U.S. Treasury	—	—	161	—	—	—	161
Investment Company	2,371	—	—	—	—	—	2,371

Equity Income
Common Stock	727,560	—	—	—	—	—	727,560
Corporate Bond	—	—	16,280	—	—	—	16,280
Master Limited Partnership	49,685	—	—	—	—	—	49,685
Preferred Stock	23,413	—	—	—	—	—	23,413
Real Estate Investment Trust	55,019	—	—	—	—	—	55,019
Investment Company	23,232	—	—	—	—	—	23,232

PK Cash Balance Plan
Asset Backed	—	—	42,495	—	—	—	42,495
Bank Loans	—	—	6,693	—	—	—	6,693
Corporate Bond	—	—	61,922	—	—	—	61,922
Foreign Government	—	—	17,679	—	—	—	17,679
Mortgage Backed	—	—	56,086	—	—	—	56,086
Municipal	—	—	1,107	—	—	—	1,107
U.S. Government	—	—	20,122	—	—	—	20,122
Options Purchased	172	—	—	—	—	—	172
Investment Company	3,840	—	—	—	—	—	3,840

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	—	$(257)	—	—	$(257)
Swaps	—	—	—	(148)	—	—	(148)

Low Duration
Forward currency contracts	—	—	$ 5	(236)	—	—	(231)
Futures	$ 98	$(135)	—	—	—	—	(37)
Swaps	—	—	—	(278)	—	—	(278)

U.S Government
Futures	9	(44)	—	—	—	—	(35)

GNMA
Futures	19	(28)	—	—	—	—	(9)

Core Bond
Forward currency contracts	—	—	—	(511)	—	—	(511)
Futures	384	(35)	—	—	—	—	349

Corporate Bond
Forward currency contracts	—	—	—	(13)	—	—	(13)
Futures	12	(35)	—	—	—	—	(23)

Strategic Income
Forward currency contracts	—	—	7	(91)	—	—	(84)
Futures	75	(9)	—	—	—	—	66

Absolute Return
Forward currency contracts	—	—	—	(212)	—	—	(212)
Futures	50	—	—	—	—	—	50

High Income
Forward currency contracts	—	—	24	(279)	—	—	(255)

Global Low Duration
Forward currency contracts	—	—	1	(131)	—	—	(130)
Futures	28	(25)	—	—	—	—	3
Swaps	—	—	—	(47)	—	—	(47)

85    Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Global Fixed Income
Forward currency contracts	—	—	$ 69	$(1,188)	—	—	$(1,119)
Futures	$ 24	$(62)	—	—	—	—	(38)

Emerging Markets Bond
Forward currency contracts	—	—	405	(1,038)	—	—	(633)
Futures	594	—	—	—	—	—	594

Emerging Markets Local Bond
Forward currency contracts	—	—	225	(289)	—	—	(64)
Futures	65	—	—	—	—	—	65

Emerging Markets Corporate Bond
Forward currency contracts	—	—	10	(21)	—	—	(11)
Futures	32	—	—	—	—	—	32

PK Cash Balance Plan
Forward currency contracts	—	—	1	(331)	—	—	(330)
Futures	129	—	—	—	—	—	129

1	Other financial instruments are swaps, futures contracts and forward currency contracts. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

5. Federal Income Taxes (amounts in (000s)

At January 31, 2017, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Cash Reserves Money Market.	$342,835	—	—	—
Limited Maturity	518,166	$1,125	$(2,201)	$(1,076)
Low Duration	855,899	3,541	(5,116)	(1,575)
U.S. Government	135,078	336	(1,273)	(937)
GNMA	380,556	1,032	(1,773)	(741)
Core Bond	779,674	9,207	(10,470)	(1,263)
Corporate Bond	134,352	2,008	(1,862)	146
Strategic Income	143,916	2,080	(1,544)	536
Absolute Return	81,018	642	(254)	388
Floating Rate	177,080	2,071	(3,946)	(1,875)
High Income	610,192	21,877	(4,589)	17,288
California Municipal Income	50,827	779	(620)	159
Global Low Duration	130,264	528	(1,076)	(548)

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Global Fixed Income.	$ 131,281	$ 1,341	$ (3,321)	$ (1,980)
Emerging Markets Bond	1,180,471	26,410	(31,125)	(4,715)
Emerging Markets Local Bond	167,318	4,481	(20,004)	(15,523)
Emerging Markets Corporate Bond	40,299	1,046	(597)	449
Equity Income	784,155	117,806	(6,772)	111,034
PK Cash Balance Plan Fund	209,749	1,563	(1,196)	367

87    Payden Mutual Funds

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan Payden
Joan Payden, Chairman and CEO
(principal executive officer)

Date	3-28-2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan Payden
Joan Payden, Chairman and CEO
(principal executive officer)

Date	3-28-2017

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	3-28-2017

* Print the name and title of each signing officer under his or her signature.